(2_FIDELITY_LOGOS)

FIDELITY
INTERMEDIATE BOND
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE   3    NED JOHNSON ON INVESTING STRATEGIES.

PERFORMANCE           4    HOW THE FUND HAS DONE OVER TIME.

FUND TALK             7    THE MANAGER'S REVIEW OF FUND
                           PERFORMANCE, STRATEGY AND OUTLOOK.

INVESTMENT CHANGES    10   A SUMMARY OF MAJOR SHIFTS IN THE FUND'S
                           INVESTMENTS OVER THE PAST SIX MONTHS.

INVESTMENTS           11   A COMPLETE LIST OF THE FUND'S INVESTMENTS
                           WITH THEIR MARKET VALUES.

FINANCIAL STATEMENTS  28   STATEMENTS OF ASSETS AND LIABILITIES,
                           OPERATIONS, AND CHANGES IN NET ASSETS,
                           AS WELL AS FINANCIAL HIGHLIGHTS.

NOTES                 32   NOTES TO THE FINANCIAL STATEMENTS.



To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(PHOTO_OF_EDWARD_C_JOHNSON_3D)DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.
An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the past 10 year total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998             PAST 6  PAST 1  PAST 5  PAST 10
                                           MONTHS  YEAR    YEARS   YEARS

FIDELITY INTERMEDIATE BOND                 4.61%   7.73%   31.27%  114.30%

LB INT GOVT/CORP BOND                      5.82%   9.12%   36.97%  123.83%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT   4.11%   6.97%   30.54%  105.48%
FUNDS AVERAGE

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Intermediate Government/Corporate Bond Index - a market value weighted performance benchmark for government and corporate fixed-rate debt issues with maturities between one and 10 years. To measure how the fund's performance stacked up against its peers, you can compare it to the short-intermediate investment grade debt funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 99 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998            PAST 1  PAST 5  PAST 10
                                          YEAR    YEARS   YEARS

FIDELITY INTERMEDIATE BOND                7.73%   5.59%   7.92%

LB INT GOVT/CORP BOND                     9.12%   6.49%   8.39%

SHORT-INTERMEDIATE INVESTMENT GRADE DEBT  6.97%   5.47%   7.46%
 FUNDS AVERAGE

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER 10 YEARS
             Intermediate Bond           LB Intermediate Govt/Corp
             00032                       LB007
  1988/10/31      10000.00                    10000.00
  1988/11/30       9941.96                     9914.67
  1988/12/31       9965.72                     9923.40
  1989/01/31      10071.22                    10027.63
  1989/02/28      10052.39                     9986.18
  1989/03/31      10099.41                    10029.33
  1989/04/30      10251.07                    10229.80
  1989/05/31      10448.16                    10432.94
  1989/06/30      10686.32                    10695.95
  1989/07/31      10894.58                    10915.57
  1989/08/31      10749.60                    10774.49
  1989/09/30      10807.51                    10825.39
  1989/10/31      11033.03                    11054.23
  1989/11/30      11118.61                    11159.92
  1989/12/31      11143.47                    11190.46
  1990/01/31      11031.87                    11118.71
  1990/02/28      11061.97                    11159.19
  1990/03/31      11064.72                    11173.73
  1990/04/30      10992.82                    11134.95
  1990/05/31      11241.22                    10991.93
  1990/06/30      11387.17                    11532.01
  1990/07/31      11535.71                    11692.00
  1990/08/31      11441.62                    11644.00
  1990/09/30      11531.82                    11733.93
  1990/10/31      11635.31                    11870.17
  1990/11/30      11832.23                    11633.58
  1990/12/31      11984.07                    12215.11
  1991/01/31      12100.77                    12338.98
  1991/02/28      12187.42                    12437.64
  1991/03/31      12253.36                    12522.24
  1991/04/30      12378.76                    12658.72
  1991/05/31      12433.17                    12736.53
  1991/06/30      12425.11                    12745.50
  1991/07/31      12568.73                    12887.55
  1991/08/31      12812.51                    13133.59
  1991/09/30      13055.55                    13359.51
  1991/10/31      13175.47                    13511.99
  1991/11/30      13280.15                    13667.13
  1991/12/31      13721.49                    14000.92
  1992/01/31      13518.67                    13874.14
  1992/02/29      13584.39                    13928.93
  1992/03/31      13524.69                    13874.14
  1992/04/30      13593.85                    13996.07
  1992/05/31      13824.83                    14213.03
  1992/06/30      14013.85                    14423.44
  1992/07/31      14354.92                    14710.20
  1992/08/31      14469.22                    14857.34
  1992/09/30      14566.46                    15059.03
  1992/10/31      14406.04                    14863.65
  1992/11/30      14332.06                    14807.17
  1992/12/31      14555.67                    15005.45
  1993/01/31      14893.20                    15297.31
  1993/02/28      15194.35                    15538.51
  1993/03/31      15265.79                    15600.32
  1993/04/30      15347.11                    15725.89
  1993/05/31      15354.87                    15690.98
  1993/06/30      15675.93                    15937.27
  1993/07/31      15824.99                    15976.29
  1993/08/31      16165.13                    16229.61
  1993/09/30      16224.28                    16297.00
  1993/10/31      16324.33                    16340.63
  1993/11/30      16226.63                    16249.48
  1993/12/31      16296.53                    16323.90
  1994/01/31      16487.27                    16505.22
  1994/02/28      16157.30                    16261.12
  1994/03/31      15866.98                    15992.78
  1994/04/30      15796.19                    15883.94
  1994/05/31      15770.70                    15894.60
  1994/06/30      15789.16                    15896.78
  1994/07/31      15950.49                    16125.62
  1994/08/31      15970.14                    16176.04
  1994/09/30      15893.00                    16027.20
  1994/10/31      15897.90                    16025.02
  1994/11/30      15916.29                    15952.29
  1994/12/31      15969.17                    16008.78
  1995/01/31      16152.57                    16278.57
  1995/02/28      16378.92                    16616.25
  1995/03/31      16484.12                    16711.27
  1995/04/30      16636.51                    16917.56
  1995/05/31      17057.14                    17429.04
  1995/06/30      17160.06                    17545.88
  1995/07/31      17148.31                    17548.30
  1995/08/31      17305.28                    17708.05
  1995/09/30      17414.45                    17836.28
  1995/10/31      17613.48                    18035.05
  1995/11/30      17828.75                    18272.13
  1995/12/31      18014.51                    18463.63
  1996/01/31      18149.43                    18622.89
  1996/02/29      17945.63                    18404.24
  1996/03/31      17836.71                    18309.46
  1996/04/30      17775.47                    18244.73
  1996/05/31      17751.01                    18230.92
  1996/06/30      17936.27                    18424.60
  1996/07/31      17981.06                    18479.38
  1996/08/31      17989.55                    18493.93
  1996/09/30      18230.69                    18751.61
  1996/10/31      18531.67                    19082.98
  1996/11/30      18775.05                    19334.59
  1996/12/31      18671.93                    19210.72
  1997/01/31      18734.45                    19285.39
  1997/02/28      18751.79                    19322.23
  1997/03/31      18631.03                    19188.91
  1997/04/30      18844.73                    19414.35
  1997/05/31      18987.27                    19575.55
  1997/06/30      19164.72                    19754.20
  1997/07/31      19557.27                    20156.11
  1997/08/31      19450.44                    20054.78
  1997/09/30      19668.36                    20287.98
  1997/10/31      19892.12                    20512.69
  1997/11/30      19919.67                    20558.02
  1997/12/31      20085.49                    20722.37
  1998/01/31      20350.65                    20993.87
  1998/02/28      20329.76                    20977.87
  1998/03/31      20399.96                    21045.26
  1998/04/30      20485.04                    21150.70
  1998/05/31      20654.46                    21305.84
  1998/06/30      20781.08                    21441.83
  1998/07/31      20847.94                    21517.47
  1998/08/31      21076.47                    21855.62
  1998/09/30      21508.90                    22404.67
  1998/10/30      21429.58                    22382.61
IMATRL PRASUN   SHR__CHT 19981031 19981104 150457 R00000000000123

$10,000 OVER 10 YEARS: Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Bond Fund on October 31, 1988. As the chart shows, by October 31, 1998, the value of the investment would have grown to $21,430 - a 114.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Intermediate Government/Corporate Bond Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $22,383 - a 123.83% increase.

UNDERSTANDING
PERFORMANCE
HOW A FUND DID YESTERDAY IS
NO GUARANTEE OF HOW IT WILL DO
TOMORROW. BOND PRICES, FOR
EXAMPLE, GENERALLY MOVE IN
THE OPPOSITE DIRECTION OF
INTEREST RATES. IN TURN, THE SHARE
PRICE, RETURN AND YIELD OF A
FUND THAT INVESTS IN BONDS WILL
VARY. THAT MEANS IF YOU SELL
YOUR SHARES DURING A MARKET
DOWNTURN, YOU MIGHT LOSE
MONEY. BUT IF YOU CAN RIDE OUT
THE MARKET'S UPS AND DOWNS,
YOU MAY HAVE A GAIN.
(CHECKMARK)

TOTAL RETURN COMPONENTS
                  SIX MONTHS   YEARS ENDED APRIL 30,
                  ENDED
                  OCTOBER 31,

                  1998         1998                    1997    1996   1995    1994

DIVIDEND RETURNS  3.13%        6.69%                   6.61%   6.65%  6.40%   6.49%

CAPITAL RETURNS   1.48%        2.01%                   -0.59%  0.20%  -1.08%  -3.56%

TOTAL RETURNS     4.61%        8.70%                   6.02%   6.85%  5.32%   2.93%


TOTAL RETURN COMPONENTS include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

DIVIDENDS AND YIELD
PERIODS ENDED OCTOBER 31, 1998  PAST 1       PAST 6        PAST 1
                                MONTH        MONTHS        YEAR

DIVIDENDS PER SHARE             5.16(CENTS)  31.26(CENTS)  63.24(CENTS)

ANNUALIZED DIVIDEND RATE        5.87%        6.06%         6.19%

30-DAY ANNUALIZED YIELD         5.03%        -             -

DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.35 over the past one month, $10.24 over the past six months and $10.22 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Volatility in overseas markets,
combined with two interest-rate cuts
by the Federal Reserve Board,
provided the backdrop for solid
gains in the bond market during the
six months that ended October 31,
1998.  The Lehman Brothers
Aggregate Bond Index - a broad
measure of the U.S. taxable
investment-grade bond market -
returned 5.55% during the period.
Global market volatility, low interest
rates and a sharp decline in stock
prices sent U.S. Treasury yields -
which move in the opposite direction
of bond prices - to their lowest
levels in 30 years.  Investors' fears
resulted in an extreme flight to
quality that helped Treasuries
outperform all other sectors of the
bond market.  Despite signs of
strength in the U.S. economy and the
lack of inflationary pressures,
corporate and mortgage-bond
investors did not fare as well.  During
the six-month period, the Lehman
Brothers Corporate Bond Index
returned 4.00%, while the Lehman
Brothers Mortgage Backed Securities
Index returned 3.68%.  Late in the
period, the Group of Seven leading
industrial nations eased global
market concerns with
announcements that the International
Monetary Fund would establish a
precautionary line of credit to help
certain countries avert financial
crises.  In response, equity markets
rallied and a reduced demand for
safety caused the bond market to
stumble.  Despite weakness during
October, the yield on the benchmark
30-year Treasury closed at 5.15%.
NOTE TO SHAREHOLDERS: Ford O'Neil became Portfolio Manager of Fidelity Intermediate Bond Fund on July 15, 1998
Q. HOW DID THE FUND PERFORM, FORD?
A. For the six-month period that ended October 31, 1998, the fund provided a total return of 4.61%. To get a sense of how the fund did relative to its competitors, the short-intermediate investment grade debt funds average returned 4.11% for the same six-month period, according to Lipper Analytical Services. Additionally, the Lehman Brothers Intermediate Government/Corporate Bond Index - which tracks the types of securities in which the fund invests - returned 5.82% for the same period. For the 12-month period that ended October 31, 1998, the fund had a total return of 7.73%. For that same one-year period, the short-intermediate investment grade debt funds average returned 6.97% and the Lehman Brothers Government/Corporate Bond Index returned 9.12%.
Q. WHY DID THE FUND OUTPACE ITS PEERS DURING THE PAST SIX MONTHS?
A. One of the main factors that helped the fund beat its peers was its longer-than-average duration relative to its competitors. Duration measures how sensitive the fund's share price is to changing interest rates. The longer the fund's duration, the more its share price will rise when rates fall and vice versa. Because interest rates fell quite a bit during the past six months, having a slightly longer duration than the average fund was a plus for this fund's performance. The fund is managed with an interest-rate sensitivity that approximates the market for investment-grade bonds, other than mortgage and asset-backed securities, with maturities between one and 10 years, as represented by the Lehman Brothers Intermediate Government/Corporate Bond Index. Another factor for the fund's better performance relative to its peers was its avoidance of certain sectors, such as Asian and emerging-market issuers, as well as non-investment-grade corporate issues - also known as junk bonds.
Q. DESPITE ITS STRONG PERFORMANCE RELATIVE TO ITS PEERS, THE FUND LAGGED THE LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX. WHY?
A. There were several interrelated reasons. First, the fund had a much smaller exposure to Treasuries, which were the intermediate bond market's best performers during the period. At the same time, the fund had relatively large weightings in securities that offered additional yield over Treasuries - including agency securities, corporate bonds and commercial mortgage securities. Although their yield advantage helped these securities outpace their Treasury peers from roughly April through July, they significantly lagged Treasuries from there on. Thanks to growing global economic uncertainty, investors increasingly sought out Treasuries as a safe haven against the turmoil, pushing their prices higher and shunning most other types of bonds in the process.
Q. WHICH OF THE FUND'S HOLDINGS PROVED PARTICULARLY DISAPPOINTING?
A. Commercial mortgage securities - which are pools of commercial loans - came under pretty severe pressure when large hedge funds were forced to liquidate their holdings in these securities. In addition, the fund's stake in corporate bonds with Baa ratings - the lowest of the credit ratings deemed investment grade - lagged their higher-rated counterparts. Amid concerns about corporate profitability in the face of a potential worldwide economic slow down, Baa-rated bonds languished. Finally, bonds issued by AT&T Capital and Capital One Financial proved to be laggards, in large part because they suffered from the growing perception that financial companies would be particularly hard hit in the event of an economic slowdown.
Q. WHAT WAS YOUR APPROACH TO THE CORPORATE BOND MARKET SINCE TAKING OVER THE FUND IN JULY?
A. I began to upgrade the fund's corporate holdings a bit by selling some Baa-rated corporate securities and replacing them with Aaa-rated Treasury holdings. I also continued to mostly avoid commodity-related, cyclical companies that I felt would be hurt most in the event of a slowing world and U.S. economy. The fund had almost no holdings in chemical, mining or oil and gas companies as a result. What worked quite well for the fund over the past six months were its media, telecommunications and cable company holdings. TCI Communications bonds posted strong gains in light of the company's takeover by higher-rated AT&T. Viacom also proved a winner thanks to its pending sale of book company Simon & Schuster and its proposed initial public offering of stock for its Blockbuster Entertainment holdings.
Q. WHAT'S YOUR OUTLOOK?
A. Many bond prices seem to be reflecting the worst-case economic scenario of worldwide recession, or even depression in some areas. In my view, I don't think the worst is what will ultimately occur, even though there could be significant bumps along the way. In light of that view, I'm comfortable keeping a relatively large weighting in corporate bonds that I think are attractively priced and have good business prospects, even if the world's economy should slow somewhat from current levels.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FORD O'NEIL ON HIS
INVESTMENT APPROACH:
"THERE ARE MANY SIMILARITIES BETWEEN
MY INVESTMENT APPROACH AND THAT
OF THE PREVIOUS MANAGER. FIRST OF ALL,
THE LEHMAN BROTHERS INTERMEDIATE
GOVERNMENT/CORPORATE BOND INDEX
CONTINUES TO PLAY AN IMPORTANT ROLE
IN MY MANAGEMENT OF THE FUND. IT'S
THE FUND'S BENCHMARK AND INCLUDES
MOST OF THE UNIVERSE OF
INVESTMENT-GRADE BONDS WITH
MATURITIES  BETWEEN ONE AND 10
YEARS, OTHER THAN MORTGAGE AND
ASSET-BACKED SECURITIES. I USE THE
INDEX AS A STARTING POINT FOR MY
INVESTMENT DECISIONS, MANAGING
THE FUND TO BE GENERALLY AS SENSITIVE
TO CHANGES IN INTEREST RATES AS THE
INDEX. IN ADDITION, I REFER TO THE
INDEX WHEN DECIDING HOW TO ALLOCATE
ASSETS AMONG DIFFERENT MATURITIES
AND SECTORS-SUCH AS TREASURY,
AGENCY AND CORPORATE SECURITIES -
BASED ON MY VIEW OF THE RELATIVE VALUE
OF EACH MATURITY OR SECTOR. AS THE
PREVIOUS MANAGER DID, I RELY ON
FIDELITY'S RESEARCH TEAM TO HELP FIND
ATTRACTIVELY PRICED OPPORTUNITIES
THAT I BELIEVE WILL OFFER THE FUND
THE BEST TOTAL RETURN POTENTIAL."
(SOLID BULLET) AS OF OCTOBER 31, 1998, THE FUND'S
STAKE IN FOREIGN BONDS STOOD AT 11.7%.
OF THOSE, THE MAJORITY WERE INVESTED
IN HIGH-RATED BONDS ISSUED BY
CANADIAN PROVINCES AND EUROPEAN
BANKS.

FUND FACTS
GOAL: HIGH CURRENT INCOME BY
INVESTING MAINLY IN
INVESTMENT-GRADE DEBT
SECURITIES WHILE NORMALLY
MAINTAINING AN AVERAGE MATURITY
OF ONE TO 10 YEARS
FUND NUMBER: 032
TRADING SYMBOL: FTHRX
START DATE: MAY 23, 1975
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $3.4 BILLION
MANAGER: FORD O'NEIL, SINCE
JULY 1998; MANAGER, VARIOUS
FIDELITY AND SPARTAN BOND
FUNDS; JOINED FIDELITY IN 1990
(CHECKMARK)


INVESTMENT CHANGES





QUALITY DIVERSIFICATION AS OF OCTOBER 31, 1998

(MOODY'S RATINGS)                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   6 MONTHS AGO

AAA                                              36.4          32.9

AA                                               6.6           5.7

A                                                22.3          21.9

BAA                                              28.5          32.2

BA AND BELOW                                     1.5           2.7

NOT RATED                                        1.3           3.9


TABLE EXCLUDES SHORT-TERM INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.

AVERAGE YEARS TO MATURITY AS OF OCTOBER 31, 1998

                                                         6 MONTHS AGO

YEARS                                              5.1   5.1

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY
DOLLAR AMOUNT.

DURATION AS OF OCTOBER 31, 1998

                                        6 MONTHS AGO

YEARS                             3.3   3.3

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.

ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **

CORPORATE BONDS  64.0%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 23.7%
FOREIGN GOVERNMENT
OBLIGATIONS 2.5%
OTHER 6.4%
SHORT-TERM
INVESTMENTS 3.4%
CORPORATE BONDS  67.1%
U.S. GOVERNMENT
AND AGENCY
OBLIGATIONS 21.0%
FOREIGN GOVERNMENT
OBLIGATIONS 3.3%
OTHER 7.9%
SHORT-TERM
INVESTMENTS 0.7%
ROW: 1, COL: 1, VALUE: 3.4
ROW: 1, COL: 2, VALUE: 6.4
ROW: 1, COL: 3, VALUE: 2.5
ROW: 1, COL: 4, VALUE: 23.7
ROW: 1, COL: 5, VALUE: 64.0
ROW: 1, COL: 1, VALUE: 1.7
ROW: 1, COL: 2, VALUE: 7.9
ROW: 1, COL: 3, VALUE: 3.3
ROW: 1, COL: 4, VALUE: 21.0
ROW: 1, COL: 5, VALUE: 66.09999999999999

* FOREIGN
 INVESTMENTS 11.7%
** FOREIGN
 INVESTMENTS 11.2%


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



NONCONVERTIBLE BONDS - 50.6%

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

AEROSPACE & DEFENSE - 1.0%

DEFENSE ELECTRONICS - 1.0%

Raytheon Co.:

6.3% 8/15/00                                     Baa1      $ 14,090                   $ 14,341

6.45% 8/15/02                                    Baa1       17,810                     18,367

                                                                                       32,708

BASIC INDUSTRIES - 1.7%

CHEMICALS & PLASTICS - 1.3%

Methanex Corp. yankee 8.875% 11/15/01            A2         25,560                     26,360

Praxair, Inc.:

6.15% 4/15/03                                    A3         5,460                      5,507

6.75% 3/1/03                                     A3         13,000                     13,380

                                                                                       45,247

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. 7.15% 5/15/05               Ba1        13,350                     13,281

TOTAL BASIC INDUSTRIES                                                                 58,528

CONSTRUCTION & REAL ESTATE - 0.8%

REAL ESTATE INVESTMENT TRUSTS - 0.8%

CenterPoint Properties Trust 6.75% 4/1/05        Baa2       4,180                      4,000

EOP Operating LP:

6.376% 2/15/02                                   Baa1       8,450                      8,346

6.5% 6/15/04                                     Baa1       5,200                      5,075

Weeks Realty LP 6.875% 3/15/05                   Baa2       11,700                     10,904

                                                                                       28,325

DURABLES - 0.9%

TEXTILES & APPAREL - 0.9%

Levi Strauss & Co.:

6.8% 11/1/03 (b)                                 Baa2       16,400                     16,531

7% 11/1/06 (b)                                   Baa2       13,700                     12,673

                                                                                       29,204

ENERGY - 0.8%

OIL & GAS - 0.8%

Occidental Petroleum Corp.:

6.09% 11/29/99                                   Baa3       2,430                      2,457

6.24% 11/24/00                                   Baa3       6,800                      6,919

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Occidental Petroleum Corp.: - continued

6.35% 11/9/00                                    Baa3      $ 5,000                    $ 5,098

9.5% 8/1/01                                      Baa3       4,000                      4,396

10.69% 7/27/00                                   Baa3       5,000                      5,455

10.72% 4/6/00                                    Baa3       2,000                      2,155

                                                                                       26,480

FINANCE - 25.5%

BANKS - 13.1%

ABN-Amro Bank NV, Chicago 6.625%                 Aa3        17,000                     17,656
10/31/01

Banc One Corp. 6.7% 3/24/00                      Aa3        12,500                     12,718

Banco Latinamericano Exporaciones SA:            Baa2       7,000                      6,983
6.7% 10/8/99 (b)

euro 6.9% 12/4/99 (b)                            Baa2       5,850                      5,890

BankBoston Companies 6.625% 2/1/04               A3         1,300                      1,349

BankBoston NA 6.375% 3/25/08                     A2         1,300                      1,293

BanPonce Corp. 6.488% 3/3/00                     A3         8,000                      8,136

BanPonce Financial Corp. 6.75% 8/9/01            A3         3,850                      3,936

Barclays Bank PLC yankee:

5.875% 7/15/00                                   A1         17,600                     17,783

5.95% 7/15/01                                    A1         19,700                     20,021

Boatmens Bancshares, Inc. 9.25% 11/1/01          Aa3        2,000                      2,190

Capital One Bank:

6.26% 5/7/01                                     Baa3       9,000                      8,997

6.375% 2/15/03                                   Baa3       9,860                      9,955

6.42% 11/12/99                                   Baa3       1,000                      1,006

6.875% 4/24/00                                   Baa3       22,750                     22,912

Capital One Financial Corp. 7.125% 8/1/08        Ba1        9,250                      8,950

Central Fidelity Banks, Inc. 8.15% 11/15/02      A1         16,200                     17,823

Chase Manhattan Corp. 8.5% 2/15/02               A1         2,750                      2,976

Crestar Finanical Corp. 8.75% 11/15/04           Baa1       7,100                      8,000

Den Danske Bank AS 6.375% 6/15/08 (b)(c)         A1         25,800                     25,736

First Chicago Corp. 6.3% 11/1/01                 Aa3        2,000                      2,044

First Hawaiian, Inc. 6.25% 8/15/00               A3         11,255                     11,388

First Maryland Bancorp 10.375% 8/1/99            A3         2,895                      3,002

First National Bank Boston NA 7.375% 9/15/06     A2         4,950                      5,276

First Security Corp. 7.5% 9/1/02                 Baa1       5,300                      5,610

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

First Tennessee National Corp. 6.75% 11/15/05    Baa1      $ 7,020                    $ 7,485

First Union Corp. 6% 10/30/08                    A2         8,000                      8,061

First USA Bank 6.5% 12/23/99                     Aa2        16,725                     16,935

Huntington National Bank 5.875% 1/15/01          A1         6,000                      6,045

Integra Financial Corp. 6.5% 4/15/00             A2         4,200                      4,219

Kansallis-Osake-Pankki, New York:

6.375% 8/15/00                                   A2         2,250                      2,307

10% 5/1/02                                       A3         24,915                     28,399

MBNA Corp. 6.34% 6/2/03                          Baa2       2,900                      2,830

Mellon Financial Co. 9.25% 8/15/01               A3         4,000                      4,385

Merita Bank Ltd. yankee 6.5% 1/15/06             A3         12,000                     12,098

Midland American Capital Corp. gtd. 12.75%       Aa3        1,930                      1,934
11/15/03

Midlantic Corp. 9.25% 9/1/99                     A2         5,075                      5,223

NationsBank Corp. 6.5% 8/15/03                   Aa3        4,000                      4,114

NationsBank NA 5.92% 6/8/01                      Aa2        5,000                      5,050

Popular, Inc. 6.4% 8/25/00                       A3         8,120                      8,142

Provident Bank:

6.125% 12/15/00                                  A3         24,690                     24,873

6.375% 1/15/04                                   Baa2       3,250                      3,349

Providian National Bank:

6.25% 5/7/01                                     Baa3       12,300                     12,420

6.7% 3/15/03                                     Baa3       10,000                     10,026

Shawmut National Corp.:

7.2% 4/15/03                                     A3         7,610                      8,105

8.625% 12/15/99                                  A3         3,670                      3,817

Signet Bank 7.8% 9/15/06                         A1         8,500                      9,529

Skandinaviska Enskilda Banken yankee 8.45%       A3         2,350                      2,539
5/15/02

Summit Bancorp 8.625% 12/10/02                   BBB+       10,000                     11,148

Union Planters Corp. 6.75% 11/1/05               Baa2       9,000                      8,874

Union Planters National Bank 6.53% 8/20/99       A3         5,000                      5,044

Zions Bancorp 8.625% 10/15/02                    Baa1       3,900                      4,325

                                                                                       452,906

CREDIT & OTHER FINANCE - 9.3%

Ahmanson Capital Trust I 8.36% 12/1/26 (b)       A3         12,000                     12,949

Aristar, Inc. 6% 8/1/01                          A3         15,000                     15,061

NONCONVERTIBLE BONDS - CONTINUED

                                    MOODY'S RATINGS        PRINCIPAL                  VALUE (NOTE 1)
                                    (UNAUDITED) (A)        AMOUNT (000S)              (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

Associates Corp. of North America:

5.75% 11/1/03                                    Aa        $ 6,750                    $ 6,766

5.875% 7/15/02                                   Aa3        6,250                      6,306

6% 4/15/03                                       Aa3        6,910                      7,052

AT&T Capital Corp.:

6.16% 12/3/99                                    Baa3       10,000                     10,139

6.25% 5/15/01                                    Baa3       21,680                     21,512

6.52% 5/14/99                                    Baa3       7,000                      7,053

Countrywide Funding Corp.:

6.45% 2/27/03                                    A3         15,900                     16,512

8.41% 11/17/99                                   A3         5,000                      5,177

Edison Mission Energy Funding Corp. 6.77%        Baa1       15,641                     16,202
9/15/03 (b)

ERP Operating LP 6.55% 11/15/01                  A3         3,150                      3,151

Finova Capital Corp.:

6.06% 10/8/99                                    Baa1       8,000                      8,073

6.27% 9/29/00                                    Baa1       4,340                      4,352

6.3% 11/1/99                                     Baa1       3,500                      3,543

6.84% 8/8/00                                     Baa1       2,090                      2,139

First Security Capital I 8.41% 12/15/26          A3         15,000                     16,469

Fleet Financial Group, Inc. 7.625% 12/1/99       A3         7,360                      7,543

Ford Motor Credit Co.:

5.125% 10/15/01                                  A1         10,000                     9,936

6% 1/14/03                                       A1         5,500                      5,607

6.625% 6/30/03                                   A1         1,000                      1,047

General Motors Acceptance Corp.:

5.85% 4/20/00                                    A2         7,500                      7,574

6.625% 1/10/02                                   A2         6,000                      6,192

6.8% 7/3/00                                      A2         12,500                     12,821

GS Escrow Corp.:

7% 8/1/03 (b)                                    Ba1        5,000                      4,855

7.125% 8/1/05 (b)                                Ba1        16,550                     16,162

Heller Financial, Inc.:

6.25% 3/1/01                                     A3         8,200                      8,250

6.5% 5/15/00                                     A3         10,915                     11,005

MCN Investment Corp.:

5.84% 2/1/99                                     Baa3       8,940                      8,944

6.03% 2/1/01                                     Baa3       11,880                     12,123

6.82% 5/13/99                                    Baa3       9,400                      9,478

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - CONTINUED

Money Store, Inc. 7.3% 12/1/02                   A2        $ 6,800                    $ 7,212

Popular North America, Inc. 6.625%               A3         5,000                      4,996
10/27/02

Sears Credit Account Master Trust II 7%          Aaa        4,455                      4,509
1/15/04

Washington Mutual Capital I 8.375% 6/1/27        A3         17,000                     17,973

                                                                                       318,683

INSURANCE - 1.1%

Metropolitan Life Insurance Co.:

6.3% 11/1/03 (b)                                 A1         4,500                      4,584

7% 11/1/05 (b)                                   Aa3        5,000                      5,278

Protective Life Corp. 7.95% 7/1/04               A3         1,000                      1,130

SunAmerica, Inc. 6.2% 10/31/99                   Baa1       16,600                     16,766

URC Holdings Corp. 7.875% 6/30/06 (b)            Baa2       8,800                      9,656

                                                                                       37,414

SAVINGS & LOANS - 1.5%

Ahmanson (H.F.) & Co.:

5.88% 2/27/01                                    A3         10,500                     10,640

7.875% 9/1/04                                    Baa1       1,250                      1,365

Great Western Financial Corp. 6.375%             A3         11,200                     11,260
7/1/00

Home Savings of America FSB 6.5% 8/15/04         A3         10,300                     10,280

Long Island Savings Bank FSB:

6.2% 4/2/01                                      Baa3       7,030                      7,022

7% 6/13/02                                       Baa3       10,400                     10,654

                                                                                       51,221

SECURITIES INDUSTRY - 0.5%

Amvescap PLC yankee 6.375% 5/15/03               A3         15,650                     16,030

TOTAL FINANCE                                                                          876,254

HEALTH - 0.7%

MEDICAL EQUIPMENT & SUPPLIES - 0.7%

McKesson Corp. 6.6% 3/1/00                       A3         25,000                     25,381

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - 0.5%

Tyco International Group SA yankee:

6.125% 6/15/01                                   Baa1      $ 12,500                   $ 12,753

6.375% 6/15/05                                   Baa1       2,920                      2,995

                                                                                       15,748

MEDIA & LEISURE - 5.5%

BROADCASTING - 4.3%

Clear Channel Communications, Inc. 6.625%        Baa3       16,250                     15,997
6/15/08

Continental Cablevision, Inc.:

8.3% 5/15/06                                     Baa3       3,155                      3,460

8.5% 9/15/01                                     Baa3       14,000                     14,862

9% 9/1/08                                        Baa3       1,000                      1,171

Cox Communications, Inc. 6.4% 8/1/08             Baa2       8,680                      8,999

Hearst-Argyle Television, Inc. 7% 11/15/07       Baa3       15,250                     15,658

TCI Communications, Inc.:

8.25% 1/15/03                                    Baa3       23,045                     25,447

9.8% 2/1/12                                      Baa3       10,000                     12,944

Time Warner, Inc.:

7.95% 2/1/00                                     Baa3       31,050                     31,911

7.975% 8/15/04                                   Baa3       13,000                     14,379

8.18% 8/15/07                                    Baa3       4,838                      5,512

                                                                                       150,340

ENTERTAINMENT - 1.0%

Paramount Communications, Inc. 7.5% 1/15/02      Baa3       8,150                      8,527

Viacom, Inc.:

6.75% 1/15/03                                    Baa3       16,898                     17,422

7.75% 6/1/05                                     Baa3       6,970                      7,512

                                                                                       33,461

PUBLISHING - 0.2%

News America Holdings, Inc.:

8.5% 2/15/05                                     Baa3       2,080                      2,285

8.625% 2/1/03                                    Baa3       4,000                      4,382

                                                                                       6,667

TOTAL MEDIA & LEISURE                                                                  190,468

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

NONDURABLES - 1.4%

FOODS - 0.3%

ConAgra, Inc. 5.5% 10/15/02                      Baa1      $ 12,000                   $ 11,911

TOBACCO - 1.1%

Philip Morris Companies, Inc.:

7% 7/15/05                                       A2         9,850                      10,324

7.125% 12/1/99                                   A2         18,330                     18,671

7.75% 5/1/99                                     A2         1,535                      1,552

9.25% 2/15/00                                    A2         5,909                      6,175

                                                                                       36,722

TOTAL NONDURABLES                                                                      48,633

RETAIL & WHOLESALE - 1.9%

GENERAL MERCHANDISE STORES - 1.9%

Dayton Hudson Corp.:

6.8% 10/1/01                                     A3         16,500                     17,087

9.65% 6/15/00                                    Baa1       2,000                      2,147

9.75% 7/1/02                                     A3         2,200                      2,502

10% 12/1/00                                      A3         9,328                      10,168

Federated Department Stores, Inc.:

6.79% 7/15/27                                    Baa2       9,300                      9,675

8.125% 10/15/02                                  Baa2       6,200                      6,624

8.5% 6/15/03                                     Baa2       15,700                     17,281

                                                                                       65,484

TECHNOLOGY - 1.6%

COMPUTER SERVICES & SOFTWARE - 0.2%

Computer Associates International, Inc. 6.25%    Baa1       7,530                      7,512
4/15/03

COMPUTERS & OFFICE EQUIPMENT - 1.4%

Comdisco, Inc.:

5.75% 2/15/01                                    Baa1       19,700                     19,435

5.86% 4/7/00                                     Baa1       12,000                     12,113

6.04% 6/29/00                                    Baa1       5,000                      5,089

6.55% 2/4/00                                     Baa1       3,000                      3,059

7.75% 9/1/99                                     Baa1       4,425                      4,479

9.3% 6/27/00                                     Baa2       2,950                      3,153

9.45% 6/8/00                                     Baa2       1,740                      1,860

                                                                                       49,188

TOTAL TECHNOLOGY                                                                       56,700

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

TRANSPORTATION - 1.7%

AIR TRANSPORTATION - 0.2%

Continental Airlines, Inc. Pass Through Trust    Baa1      $ 8,337                    $ 8,474
Certificates 7.42% 10/1/08

RAILROADS - 1.5%

Burlington Northern Santa Fe Corp. 6.53%         Baa2       19,000                     19,713
7/15/37

Canadian National Railway Co. 6.9%               Baa2       8,650                      8,576
7/15/28

CSX Corp.:

6.46% 6/22/05                                    Baa2       8,500                      8,719

7.05% 5/1/02                                     Baa2       5,000                      5,204

Wisconsin Central Transportation Corp. 6.625%    Baa2       9,370                      9,410
4/15/08

                                                                                       51,622

TOTAL TRANSPORTATION                                                                   60,096

UTILITIES - 6.6%

CELLULAR - 1.1%

360 Degrees Communications Co. 7.125%            Baa1       5,000                      5,331
3/1/03

AirTouch Communications, Inc. 6.35%              Baa2       12,000                     12,500
6/1/05

Cable & Wireless Communications PLC:

6.375% 3/6/03                                    Baa1       13,430                     13,691

6.625% 3/6/05                                    Baa1       5,600                      5,632

                                                                                       37,154

ELECTRIC UTILITY - 2.9%

Avon Energy Partners Holdings yankee 6.73%       Baa2       21,000                     21,761
12/11/02 (b)

British Columbia Hydro & Power Authority         Aa2        6,750                      7,120
yankee 12.5% 1/15/14

DR Investments UK PLC yankee 7.1%                A2         15,000                     15,757
5/15/02 (b)

NONCONVERTIBLE BONDS - CONTINUED

                                      MOODY'S RATINGS      PRINCIPAL                  VALUE (NOTE 1)
                                      (UNAUDITED) (A)      AMOUNT (000S)              (000S)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

Indiana Michigan Power Co. 6.4% 3/1/00           Baa1      $ 5,000                    $ 5,095

Israel Electric Corp. Ltd. 7.1% 12/17/07 (b)     A3         21,000                     20,581

Niagara Mohawk Power Corp.                       Ba1        7,945                      8,166
6.875% 3/1/01

Philadelphia Electric Co.:

6.5% 5/1/03                                      Baa1       4,800                      4,997

8% 4/1/02                                        Baa1       2,550                      2,750

Texas Utilities Electric Co. 7.375% 11/1/99      Baa1       13,000                     13,274

                                                                                       99,501

GAS - 1.1%

Columbia Gas System, Inc.:

6.39% 11/28/00                                   A3         10,044                     10,260

6.61% 11/28/02                                   A3         5,328                      5,532

InterNorth, Inc. 9.625% 3/15/06                  Baa2       9,610                      11,434

Kern River Funding Corp. 6.42% 3/31/01 (b)       A2         8,284                      8,570

Southwest Gas Corp. 9.75% 6/15/02                Baa2       3,840                      4,322

                                                                                       40,118

TELEPHONE SERVICES - 1.5%

MCI WorldCom, Inc.:

6.125% 8/15/01                                   Baa2       11,120                     11,370

6.4% 8/15/05                                     Baa2       12,650                     13,143

8.875% 1/15/06                                   Baa2       11,031                     12,089

9.375% 1/15/04                                   Baa2       13,823                     14,382

                                                                                       50,984

TOTAL UTILITIES                                                                        227,757

TOTAL NONCONVERTIBLE BONDS                                                           1,741,766
(Cost $1,719,818)



U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 22.7%

                                     MOODY'S RATINGS        PRINCIPAL                VALUE (NOTE 1)
                                     (UNAUDITED) (A)        AMOUNT (000S)            (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.5%

Fannie Mae:

5.44% 1/24/01                                    Aaa     $ 4,755                  $ 4,822

6.15% 12/10/07                                   Aaa       10,000                   10,627

6.34% 10/16/07                                   Aaa       10,000                   10,763

6.69% 8/7/01                                     Aaa       3,000                    3,146

7.4% 7/1/04                                      Aaa       19,510                   21,787

7.875% 2/24/05                                   Aaa       23,000                   26,533

Federal Farm Credit Bank 5.54% 9/10/03           Aaa       1,000                    1,031

Federal Home Loan Bank:

4.96% 10/7/05                                    Aaa       11,600                   11,533

5.195% 9/11/01                                   Aaa       7,100                    7,180

6.26% 9/24/04                                    Aaa       3,500                    3,728

6.89% 4/6/04                                     Aaa       4,465                    4,857

7.36% 7/1/04                                     Aaa       19,335                   21,592

7.38% 8/5/04                                     Aaa       5,890                    6,593

7.46% 9/9/04                                     Aaa       5,070                    5,705

7.59% 3/10/05                                    Aaa       3,010                    3,427

Financing Corp. stripped principal:

0% 12/6/03                                       Aaa       2,168                    1,709

0% 10/5/05                                       Aaa       1,000                    714

Freddie Mac:

5.85% 2/21/06                                    Aaa       2,425                    2,538

7.93% 1/20/05                                    Aaa       12,195                   14,083

8% 1/26/05                                       Aaa       7,300                    8,460

8.115% 1/31/05                                   Aaa       25,475                   29,686

Guaranteed Export Trust Certificates (assets of
Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1993-C, 5.2% 10/15/04                     Aaa       4,460                    4,491

Series 1993-D, 5.23% 5/15/05                     Aaa       3,349                    3,372

Series 1994-C, 6.61% 9/15/99                     Aaa       313                      316

Series 1995-A, 6.28% 6/15/04                     Aaa       24,010                   24,828

Series 1996-A, 6.55% 6/15/04                     Aaa       12,318                   12,825

Guaranteed Trade Trust Certificates (assets of
Trust guaranteed by U.S. Government through Export-Import Bank):

Series 1994-B, 7.5% 1/26/06                      Aaa       2,598                    2,829

Series 1997-A, 6.104% 7/15/03                    Aaa       16,667                   17,120

U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

MOODY'S RATINGS                                                          PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED) (A)                                                          AMOUNT (000S)            (000S)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

Overseas Private Investment Corp. U.S.
Government guaranteed participation certificate:

Series 1994-195, 6.08% 8/15/04 (callable)                       Aaa      $ 9,117                  $ 9,479

Series 1996-A1, 6.726% 9/15/10 (callable)                       -         17,000                   18,142

5.926% 6/15/05                                                  -         11,107                   11,537

Private Export Funding Corp.:

secured 5.8% 2/1/04                                             Aaa       17,000                   17,419

secured 6.62% 10/1/05                                           Aaa       10,000                   10,869

State of Israel (guaranteed by U.S. Government through Agency for International Development):

5.89% 8/15/05                                                   Aaa       7,917                    8,229

6.625% 8/15/03                                                  Aaa       15,800                   17,013

U.S. Department of Housing and Urban                            Aaa       3,715                    4,194
Development government guaranteed
participation certificates Series 1996-A,
7.66% 8/1/15

                                                                                                   363,177

U.S. TREASURY OBLIGATIONS - 12.2%

U.S. Treasury Bonds:

8.875% 8/15/17                                                  Aaa       40,075                   56,637

10.75% 8/15/05                                                  Aaa       96,250                   130,183

11.875% 11/15/03                                                Aaa       3,000                    3,984

12.75% 11/15/10 (callable)                                      Aaa       56,705                   83,454

U.S. Treasury Notes:

5.375% 2/15/01                                                  Aaa       9,200                    9,407

5.75% 10/31/00                                                  Aaa       10,040                   10,311

5.875% 2/15/00                                                  Aaa       6,795                    6,918

6.375% 5/15/00                                                  Aaa       23,470                   24,170

6.625% 4/30/02                                                  Aaa       56,890                   60,953

7% 7/15/06                                                      Aaa       28,000                   32,244

                                                                                                   418,261

TOTAL U.S. GOVERNMENT AND                                                                781,438
GOVERNMENT AGENCY OBLIGATIONS
(Cost $756,734)



U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES - 1.0%

MOODY'S RATINGS                                                PRINCIPAL               VALUE (NOTE 1)
(UNAUDITED) (A)                                                AMOUNT (000S)           (000S)

FANNIE MAE - 0.8%

8.5% 7/1/25 to 7/1/27                                 Aaa      $ 25,000                $ 26,039

12.5% 8/1/13 to 8/1/15                                Aaa       201                     232

                                                                                        26,271

FREDDIE MAC - 0.2%

7% 7/1/99 to 7/1/01                                   Aaa       6,665                   6,729

8.5% 6/1/13                                           Aaa       72                      74

                                                                                        6,803

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 0.0%

7.5% 3/15/28                                          Aaa       983                     1,013

8% 5/15/22                                            Aaa       17                      18

9.5% 9/15/09 to 10/15/15                              Aaa       92                      99

10% 12/15/13 to 8/15/17                               Aaa       240                     258

                                                                                        1,388

TOTAL U.S. GOVERNMENT AGENCY -                                                          34,462
MORTGAGE SECURITIES
(Cost $34,364)



ASSET-BACKED SECURITIES - 13.4%



Aesop Funding II LLC 6.22% 10/20/01 (b)               Aaa        14,800                   15,071

American Express Master Trust 5.9% 5/15/03            Aaa        12,000                   12,377

BankAmerica Manufacturing Housing Contract:

6.11% 1/10/08                                         Aaa        10,000                   10,113

6.2% 4/10/09                                          Aaa        7,930                    8,049

Boatmens Auto Trust 6.35% 10/15/01                    A2         2,820                    2,824

Capital Equipment Receivables Trust:

6.45% 8/15/02                                         Aa3        12,420                   12,808

6.57% 3/15/01                                         Aa3        7,200                    7,334

Case Equipment Loan Trust:

5.85% 2/15/03                                         Aa2        4,370                    4,358

6.45% 11/10/02                                        Aaa        6,140                    6,305

Chase Manhattan Auto Owner Trust 5.85%                Aaa        10,000                   10,144
5/15/03

Chase Manhattan Grantor Trust 6.76% 9/15/02           A3         2,619                    2,652

Chevy Chase Auto Receivables Trust:

5.9% 7/15/03                                          Aaa        9,002                    9,041

6.2% 3/20/04                                          Aaa        10,861                   10,958

ASSET-BACKED SECURITIES - CONTINUED

                                         MOODY'S RATINGS        PRINCIPAL                VALUE (NOTE 1)
                                         (UNAUDITED) (A)        AMOUNT (000S)            (000S)

Citibank Credit Card Master Trust I 5.875%            A2        $ 15,000                 $ 15,176
1/15/03

CPS Auto Grantor Trust:

6.55% 8/15/02                                         Aaa        5,302                    5,333

6.7% 2/15/02                                          Aaa        2,652                    2,668

CS First Boston Mortgage Securities Corp.:

6.05% 6/15/27                                         Aaa        14,430                   14,419

7% 3/15/27                                            Aaa        6,000                    6,092

Dayton Hudson Credit Card Master Trust 5.9%           Aaa        4,500                    4,576
5/25/06

Discover Card Master Trust I 5.75% 10/16/03           Aaa        7,500                    7,584

Fidelity Funding Auto Trust 6.99% 11/15/02 (b)        Aaa        3,410                    3,475

Ford Credit Auto Owner Trust:

5.95% 10/15/02                                        A2         15,500                   15,645

6.2% 12/15/02                                         Baa3       7,080                    7,201

6.4% 12/15/02                                         Baa3       3,810                    3,816

Green Tree Financial Corp.:

5.5% 1/31/00                                          Aaa        275                      275

6.1% 4/15/27                                          Aaa        4,697                    4,700

6.45% 5/15/27                                         Aaa        3,587                    3,593

6.5% 6/15/27                                          Aaa        2,436                    2,438

6.68% 1/15/29                                         AAA        20,000                   20,412

6.7% 5/15/27                                          Aaa        9,220                    9,283

7.15% 7/15/27                                         Aaa        3,000                    3,032

Key Auto Finance Trust:

6.25% 10/15/03                                        Aaa        6,975                    7,128

6.65% 10/15/03                                        Baa3       2,986                    3,032

KeyCorp Auto Grantor Trust 5.8% 7/15/00               A3         182                      182

MBNA Master Credit Card Trust II 6.55%                Aaa        16,500                   17,474
1/15/07

Newcourt Equipment Trust Securities sequential pay    Aaa        18,000                   17,978
Series 1998-1 Class A3, 5.24% 12/20/02

Olympic Automobile Receivables Trust:

6.125% 11/15/04                                       Aaa        5,088                    5,193

6.4% 9/15/01                                          Aaa        13,690                   13,908

Onyx Acceptance Grantor Trust 6.2% 6/15/03            Aaa        8,282                    8,350

Petroleum Enhanced Trust Receivables Offering         Baa2       14,519                   14,501
Petroleum Trust 6.125% 2/5/03 (b)(c)

Premier Auto Trust 6.35% 7/6/00                       A3         10,800                   10,830

Railcar Trust 7.75% 6/1/04                            Aaa        10,340                   10,966

Reliance Auto Receivables Corp., Inc. 6.1%            Aaa        3,323                    3,325
7/15/02 (b)

ASSET-BACKED SECURITIES - CONTINUED

                                          MOODY'S RATINGS       PRINCIPAL                VALUE (NOTE 1)
                                          (UNAUDITED) (A)       AMOUNT (000S)            (000S)

SCFC Recreational Vehicle Loan Trust 7.25%            Aaa       $ 821                    $ 815
9/15/06

Sears Credit Account Master Trust II:

6.2% 2/16/06                                          Aaa        14,275                   14,538

6.5% 10/15/03                                         Aaa        21,170                   21,269

Tranex Auto Receivables Owner Trust 6.334%            Aaa        9,279                    9,412
8/15/03 (b)

Union Acceptance Corp. 7.075% 7/10/02                 Baa2       725                      728

Western Financial Grantor Trust:

5.875% 3/1/02                                         Aaa        9,098                    9,237

6.05% 11/1/00                                         Aaa        1,809                    1,836

WFS Financial Owner Trust:

6.4% 7/20/02                                          Aaa        13,920                   14,385

6.9% 12/20/03                                         Aaa        13,870                   14,442

7.05% 11/20/03                                        Aaa        18,560                   19,326

TOTAL ASSET-BACKED SECURITIES                                                            460,607
(Cost $453,357)



COLLATERALIZED MORTGAGE OBLIGATIONS - 0.2%



U.S. GOVERNMENT AGENCY - 0.2%

Freddie Mac planned amortization class Series         Aaa        8,500                     8,268
1380 Class L, 5% 10/15/07
(Cost $8,401)



COMMERCIAL MORTGAGE SECURITIES - 4.9%



Allied Capital Commercial Mortgage Trust             Aaa        15,315                   15,289
sequential pay Series 1998-1 Class A, 6.31%
9/25/03 (b)

CS First Boston Mortgage Securities Corp.:

sequential pay Series 1997-SPICE Class A,            -          16,609                   16,629
6.653% 8/20/36 (b)

Series 1995-WF1 Class A-2, 6.648%                    AAA        14,790                   14,850
12/21/27

Series 1998 FLI Class E, 6.1938%                     Baa2       15,000                   14,583
1/10/13 (b)(c)

Deutsche Mortgage & Asset Receiving Corp.            Baa2       10,000                   9,400
Series 1998-C1 Class D, 7.231% 7/15/12

Federal Deposit Insurance Corp. Remic Trust          Aaa        14,790                   14,832
sequential pay Series 1996-C1 Class 1A,
6.75% 5/25/26

COMMERCIAL MORTGAGE SECURITIES - CONTINUED

                                         MOODY'S RATINGS       PRINCIPAL               VALUE (NOTE 1)
                                         (UNAUDITED) (A)       AMOUNT (000S)            (000S)

FMAC Loan Receivables Trust 1998-C sequential        Aaa       $ 5,103                  $ 5,157
pay Series 1998-C Class A1 Notes, 5.99%
9/15/20 (b)

GS Mortgage Securities Corp. II Series 1997-GL       Aaa        16,070                   16,816
Class A2-B, 6.86% 7/13/30

Kidder Peabody Acceptance Corp. I sequential pay     Aa2        3,139                    3,132
Series 1993-M1 Class A-2, 7.15% 4/25/25

LTC Commercial Mortgage Pass Through                 AAA        9,922                    9,857
Certificates Series 1998-1 Class A, 6.029%
5/30/30 (b)

Midland Realty Acceptance Corp. sequential pay       Aaa        5,263                    5,437
Series 1997-C1 Class A1, 7.315% 4/25/03

Resolution Trust Corp. Series 1995-C2 Class D,       Baa2       2,744                    2,759
7% 5/25/27

Structured Asset Securities Corp.:

sequential pay Series 1996 Class A-2A,               AAA        2,306                    2,318
7.75% 2/25/28

Series 1996-C3:

Class A, 6.75% 6/25/30 (b)(c)                        AAA        3,234                    3,218

Class B, 7.125% 6/25/30 (b)(c)                       A+         5,684                    5,780

Thirteen Affiliates of General Growth Properties,    A2         20,000                   19,887
Inc. Series 1 Class C-1, 6.762% 12/15/07 (b)

Wells Fargo Capital Markets Apartment Financing      Aaa        6,856                    7,021
Trust Series APT Class 1, 6.56% 12/29/05 (b)

TOTAL COMMERCIAL MORTGAGE SECURITIES                                                   166,965
(Cost $166,679)



FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS - 2.5%



Manitoba Province yankee 6.875% 9/15/02 (d)                   Aa3       26,500            28,038

Nova Scotia Province yankee 9.375%                            A3        17,033            19,152
7/15/02 (d)

Ontario Province:

euro 8.5% 2/28/01 (d)                                         Aa3       8,800             9,417

yankee:

global 7.75% 6/4/02 (d)                                       Aa3       11,000            11,934

7.375% 1/27/03 (d)                                            Aa3       7,500             8,105

Quebec Province 7% 1/30/07 (d)                                A2        9,500             10,198

TOTAL FOREIGN GOVERNMENT AND                                                              86,844
GOVERNMENT AGENCY OBLIGATIONS
(Cost $84,739)



SUPRANATIONAL OBLIGATIONS - 0.6%

                                                  MOODY'S RATINGS      PRINCIPAL          VALUE (NOTE 1)
                                                  (UNAUDITED) (A)      AMOUNT (000S)      (000S)

African Development Bank 7.75% 12/15/01                       Aa1     $ 18,230           $ 19,471
(Cost $18,675)


CERTIFICATES OF DEPOSIT - 0.7%



Canadian Imperial Bank of Commerce, New      Aa3       23,710           24,096
York yankee 6.2% 8/1/00
(Cost $23,761)


CASH EQUIVALENTS - 3.4%

                                            MATURITY
                                            AMOUNT (000S)

Investments in repurchase agreements        $ 116,886                    116,831
(U.S. Government obligations), in a joint
trading account at 5.64%, dated
10/30/98 due 11/2/98
(Cost $116,831)

TOTAL INVESTMENT IN SECURITIES - 100%                                $ 3,440,748
(Cost $3,383,359)


LEGEND
(a) Standard & Poor's credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $347,373,000 or 10.0% of net assets.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(d) For foreign government obligations not individually rated by S&P or Moody's, the ratings listed are assigned to securities by FMR, the fund's investment adviser, based principally on S&P and Moody's ratings of the sovereign credit of the issuing government.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):

MOODY'S RATINGS          S&P RATINGS

Aaa, Aa, A        62.9%  AAA, AA, A    56.9%

Baa               28.2%  BBB           31.4%

Ba                1.5%   BB            1.3%

B                 0.0%   B             0.0%

Caa               0.0%   CCC           0.0%

Ca, C             0.0%   CC, C         0.0%

                         D             0.0%

For some foreign government obligations, FMR has assigned the ratings for the sovereign credit of the issuing government. The percentage not rated by Moody's or S&P amounted to 1.3%.
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America              88.3%

Canada                                4.4

United Kingdom                        3.2

Finland                               1.2

Others (individually less than 1%)    2.9

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $3,383,359,000. Net unrealized appreciation aggregated $57,389,000, of which $70,291,000 related to appreciated investment securities and $12,902,000 related to depreciated investment securities.
At April 30, 1998, the fund had a capital loss carryforward of approximately $26,497,000 of which $20,683,000 and $5,814,000 will expire on April 30, 2005 and 2006, respectively.
The fund intends to elect to defer to its fiscal year ending April 30, 1999 approximately $1,660,000 of losses recognized during the period November 1, 1997 to April 30, 1998.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                        OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (INCLUDING REPURCHASE                               $ 3,440,748
AGREEMENTS OF $116,831) (COST $3,383,359) -
SEE ACCOMPANYING SCHEDULE

CASH                                                                                    4,816

RECEIVABLE FOR INVESTMENTS SOLD                                                         26,841

RECEIVABLE FOR FUND SHARES SOLD                                                         13,247

INTEREST RECEIVABLE                                                                     54,106

OTHER RECEIVABLES                                                                       7

 TOTAL ASSETS                                                                           3,539,765

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                            $ 54,341

PAYABLE FOR FUND SHARES REDEEMED                                              17,000

DISTRIBUTIONS PAYABLE                                                         615

ACCRUED MANAGEMENT FEE                                                        1,259

OTHER PAYABLES AND ACCRUED EXPENSES                                           838

 TOTAL LIABILITIES                                                                      74,053

NET ASSETS                                                                             $ 3,465,712

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                        $ 3,432,701

DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME                                        (7,297)

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                   (17,081)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                               57,389

NET ASSETS, FOR 336,052 SHARES OUTSTANDING                                             $ 3,465,712

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER                                $10.31
SHARE ($3,465,712 (DIVIDED BY) 336,052 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                     SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                            $ 110,008
INTEREST

EXPENSES

MANAGEMENT FEE                                                      $ 7,062

TRANSFER AGENT FEES                                                  3,197

ACCOUNTING FEES AND EXPENSES                                         379

NON-INTERESTED TRUSTEES' COMPENSATION                                16

CUSTODIAN FEES AND EXPENSES                                          44

REGISTRATION FEES                                                    120

AUDIT                                                                29

LEGAL                                                                3

MISCELLANEOUS                                                        6

 TOTAL EXPENSES BEFORE REDUCTIONS                                    10,856

 EXPENSE REDUCTIONS                                                  (170)    10,686

NET INVESTMENT INCOME                                                         99,322

REALIZED AND UNREALIZED GAIN (LOSS)                                           11,240
NET REALIZED GAIN (LOSS) ON INVESTMENT SECURITIES

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON                       36,606
INVESTMENT SECURITIES

NET GAIN (LOSS)                                                               47,846

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                              $ 147,168
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                       SIX MONTHS ENDED   YEAR ENDED
                                                           OCTOBER 31, 1998   APRIL 30,
                                                           (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                                 $ 99,322           $ 200,084
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                   11,240             6,093

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)       36,606             57,252

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            147,168            263,429
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                               (99,236)           (200,163)
FROM NET INVESTMENT INCOME

SHARE TRANSACTIONS                                          1,165,208          2,114,281
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                              95,371             192,062

 COST OF SHARES REDEEMED                                    (935,203)          (2,360,590)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING            325,376            (54,247)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                   373,308            9,019

NET ASSETS

 BEGINNING OF PERIOD                                        3,092,404          3,083,385

 END OF PERIOD (INCLUDING DISTRIBUTIONS IN EXCESS OF NET   $ 3,465,712        $ 3,092,404
INVESTMENT INCOME OF $7,297 AND $7,383, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                       113,639            208,417

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                    9,302              18,954

 REDEEMED                                                   (91,195)           (232,678)

 NET INCREASE (DECREASE)                                    31,746             (5,307)




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED               YEARS ENDED APRIL 30,
                              OCTOBER 31, 1998

                              (UNAUDITED)        1998      1997      1996      1995      1994
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 10.160           $ 9.960   $ 10.050  $ 10.030  $ 10.230  $ 10.700
BEGINNING OF PERIOD

INCOME FROM INVESTMENT         .312 D             .646 D    .647 D    .684      .591      .705
OPERATIONS
NET INVESTMENT INCOME

 NET REALIZED AND              .151               .200      (.060)    (.004)    (.074)    (.381)
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         .463               .846      .587      .680      .517      .324
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.313)             (.646)    (.647)    (.660)    (.598)    (.704)
 INCOME

 FROM NET REALIZED GAIN        -                  -         (.030)    -         -         -

 IN EXCESS OF NET              -                  -         -         -         (.100)    (.090)
 REALIZED GAIN

 RETURN OF CAPITAL             -                  -         -         -         (.019)    -

 TOTAL DISTRIBUTIONS           (.313)             (.646)    (.677)    (.660)    (.717)    (.794)

NET ASSET VALUE,              $ 10.310          $ 10.160  $ 9.960   $ 10.050  $ 10.030  $ 10.230
END OF PERIOD

TOTAL RETURN B, C              4.61%             8.70%     6.02%     6.85%     5.32%     2.93%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 3,466           $ 3,092   $ 3,083   $ 2,881   $ 2,463   $ 1,782
(IN MILLIONS)

RATIO OF EXPENSES TO           .66% A            .66%      .71%      .73%      .68%      .64%
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .65% A, E         .65% E    .69% E    .71% E    .68%      .64%
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        6.06% A           6.37%     6.46%     6.48%     6.31%     6.88%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        87% A             90%       116%      169%      75%       81%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING
POLICIES.
Fidelity Intermediate Bond Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Interest income, which includes accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DEFERRED TRUSTEE COMPENSATION. Under a Deferred Compensation Plan (the
Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards, and losses deferred due to wash sales and excise tax regulations.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS -
CONTINUED
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences that will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $1,609,148,000 and $1,389,251,000, respectively, of which U.S. government and government agency obligations aggregated $937,514,000 and $791,826,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES -
CONTINUED
MANAGEMENT FEE - CONTINUED
is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1100% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
The fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $9,000 and $161,000, respectively, under these arrangements.
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500


INVESTMENT ADVISER
Fidelity Management & Research
  Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (U.K.) Inc., London, England
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Fred L. Henning, Jr., Vice President
Dwight D. Churchill, Vice President
Stanley N. Griffith, Assistant Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
Thomas J. Simpson, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES

IBF-SANN-1298  66961
1.538685.101

TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
CUSTODIAN
The Bank of New York
New York, NY
FIDELITY'S TAXABLE BOND FUNDS
Capital & Income
Ginnie Mae
Government Income
High Income
Intermediate Bond
Intermediate Government Income
International Bond
Investment Grade Bond
New Markets Income
Short-Intermediate Government
Short-Term Bond
Spartan(registered trademark) Ginnie Mae
Spartan Government Income
Spartan Investment Grade Bond
Spartan Short-Intermediate Government
Spartan Short-Term Bond
Strategic Income
Target Timeline 1999, 2001 & 2003
SM
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress(registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


(2_FIDELITY_LOGOS)

FIDELITY
LARGE CAP STOCK
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  18  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 22  Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value).

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998  PAST 6  PAST 1  LIFE OF
                                MONTHS  YEAR    FUND

FIDELITY LARGE CAP STOCK        3.01%   22.59%  97.49%

S&P 500 (registered trademark)  -0.41%  21.99%  112.76%

Growth Funds Average            -6.78%  9.61%   n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, or since the fund started on June 22, 1995. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the growth funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 1,076 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998  PAST 1  LIFE OF
                                YEAR    FUND

FIDELITY LARGE CAP STOCK        22.59%  22.44%

S&P 500                         21.99%  25.18%

Growth Funds Average            9.61%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Large Cap Stock             S&P 500
             00338                       SP001
  1995/06/22      10000.00                    10000.00
  1995/06/30       9870.00                     9890.40
  1995/07/31      10260.00                    10218.37
  1995/08/31      10330.00                    10244.01
  1995/09/30      10720.00                    10676.31
  1995/10/31      10590.00                    10638.20
  1995/11/30      10990.00                    11105.21
  1995/12/31      11079.92                    11319.10
  1996/01/31      11420.84                    11704.40
  1996/02/29      11621.38                    11812.90
  1996/03/31      11661.49                    11926.66
  1996/04/30      11751.73                    12102.46
  1996/05/31      12022.46                    12414.58
  1996/06/30      12092.09                    12461.88
  1996/07/31      11488.55                    11911.32
  1996/08/31      11859.14                    12162.53
  1996/09/30      12653.28                    12847.03
  1996/10/31      12843.88                    13201.35
  1996/11/30      13786.26                    14199.24
  1996/12/31      13467.54                    13917.96
  1997/01/31      14145.76                    14787.55
  1997/02/28      13919.69                    14903.49
  1997/03/31      13219.93                    14291.10
  1997/04/30      13790.50                    15144.28
  1997/05/31      14727.09                    16066.26
  1997/06/30      15282.77                    16786.03
  1997/07/31      16456.64                    18121.70
  1997/08/31      15875.30                    17106.52
  1997/09/30      16736.14                    18043.44
  1997/10/31      16110.07                    17440.79
  1997/11/30      16523.72                    18248.13
  1997/12/31      16794.67                    18561.45
  1998/01/31      16841.29                    18766.74
  1998/02/28      18158.29                    20120.19
  1998/03/31      19044.06                    21150.55
  1998/04/30      19172.26                    21363.32
  1998/05/31      18845.92                    20996.09
  1998/06/30      20032.51                    21848.95
  1998/07/31      20100.00                    21616.26
  1998/08/31      17076.23                    18490.98
  1998/09/30      18561.12                    19675.51
  1998/10/30      19749.03                    21275.92
IMATRL PRASUN   SHR__CHT 19981031 19981104 151223 R00000000000044

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Large Cap Stock Fund on June 22, 1995, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $19,749 - a 97.49% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $21,276 - a 112.76% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Thanks to two interest-rate cuts by
the Federal Reserve, a brighter
corporate earnings outlook and
new measures to control plummeting
economies worldwide, the U.S. stock
market rebounded strongly in the
final month of the six-month period
ending October 31, 1998. For the
period, the Standard & Poor's 500
Index - a market-capitalization
weighted index of 500 widely held
U.S. stocks - returned -0.41%,
a marked improvement over the
-6.97% return for the six-month
period ending September 30, 1998.
As investors are well aware,
extreme volatility was the rule rather
than the exception for the past six
months. Despite the Asian economic
difficulties that plagued the rest of
the world, the U.S. market posted a
strong second quarter, culminating
in a record-high Dow Jones
Industrial Average - an index of 30
blue-chip stocks - of 9337.97
points on July 17. Just six weeks
later, however, evidence that the
bull market may have made its last
charge was reinforced on August 31,
when the Dow plunged 512.61
points - erasing all previous gains
for the year. Anxious to stave off the
effects of a bear market - as well
as the impact of turbulent
international and emerging markets
- the Fed dropped the fed funds rate
by 0.25% on September 29, then in
a surprise move, slashed rates
another quarter-point on October
15, sparking the Dow to a 9.73%
return for the month of October.
An interview with Karen Firestone, Portfolio Manager of Fidelity Large Cap Stock Fund
Q. KAREN, HOW DID THE FUND PERFORM?
A. Quite well for both the six- and 12-month periods. For the six months that ended October 31, 1998, the fund was up 3.01%, outperforming the growth funds average, as tracked by Lipper Analytical Services, which was down -6.78%, and the Standard & Poor's 500 Index, which was down -0.41%. For the 12-month period ending October 31, 1998, the fund returned 22.59%. The Lipper group and the S&P 500 index returned 9.61% and 21.99%, respectively.
Q. THE FUND'S SOLID RETURNS FOR BOTH THE SIX- AND 12-MONTH PERIODS ARE NOT NECESSARILY SURPRISING GIVEN THAT LARGE-CAPITALIZATION STOCKS GENERALLY OUTPERFORMED THE REST OF THE MARKET OVER THE PAST YEAR. THAT SAID, WHY DID THE FUND PERFORM BETTER THAN ITS PEERS AND THE S&P 500 INDEX?
A. Mostly for two reasons. First, the fund had a larger weighting in a number of the period's top-performing, large-cap stocks than did its competitors and even, to some extent, than the S&P 500. That's largely because in July and August of 1998 when the market stumbled, many of my competitors became leery of large growth stocks with high price-to-earnings ratios. As a result, they sold out of many of these stocks or reduced their weightings in them. I took the opposite approach and continued to hold these stocks. In the very short term, my peers made the right decision - these stocks were hit the hardest as the market dropped. However, when the market picked up in the following months, these stocks became the market leaders. Because I held on to such rebounding stocks as pharmaceutical giant Merck and Internet leader America Online, the fund got a boost relative to similar funds and the S&P 500.
Q. WHAT WAS THE SECOND REASON FOR THE FUND'S STRONG PERFORMANCE?
A. Good stock selection. In addition to my holdings in very-large-capitalization stocks, I also owned a handful of strong-performing smaller names that most of my competitors did not.
Q. GOING BACK TO THE FUND'S RELATIVELY HEAVY WEIGHTING IN SOME OF THE PERIOD'S TOP-PERFORMING, LARGE-CAP STOCKS, WHAT SPECIFIC HOLDINGS HELPED THE FUND THE MOST?
A. In general, the fund benefited the most from its top-10 holdings in the health care, communications and technology sectors. As I just noted, pharmaceutical company Merck saw strong revenue growth in the third quarter. Another top-10 stock in the health care sector, Eli Lilly, also helped the fund. While the company's new estrogen-like drug Evista was not the blockbuster it was expected to be, everything else in the company's pipeline - especially Prozac - performed well, and Lilly exceeded the market's expectations. In terms of communication stocks, the recently merged company MCI Worldcom - the biggest player in the new age of communications - looked strong because of its global reach. In technology, Microsoft saw strong growth and excellent profit margins over the period. Outside of these sectors, top-10 holding Philip Morris continued to show solid earnings growth, and its subsidiary, Kraft, greatly outperformed market expectations.
Q. DID YOU MAKE ANY INVESTMENT DECISIONS OVER THE PERIOD THAT YOU REGRET IN HINDSIGHT?
A. Of course. For example, I wish I had bought more technology stocks
- especially PC manufacturer Dell and computer networking company Cisco - in the third quarter when prices were low. However, I see situations like these as a chance to learn about a variety of market conditions and an opportunity to improve my investment decisions in the future.
Q. KAREN, WHAT'S YOUR OUTLOOK FOR THE FUND GOING FORWARD?
A. My goal is to remain positioned in sectors and specific stocks that achieve higher growth in sales and earnings than the S&P 500 index. Short term, I need to and expect to focus on a market that is showing rapid group rotation. By this I mean that in the current market investors love pharmaceutical stocks one week, then three weeks later these stocks are out of favor and retail stocks, for instance, are strong. The swings in prices can be extreme, so I have to be nimble and anticipate these changes in market direction. Going forward, I plan to modify the fund's holdings for the short term based on market conditions, without losing site of its long-term goals.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

KAREN FIRESTONE ON THE
FUND'S FOREIGN EXPOSURE:
"In general, I tend to invest
approximately five to seven
percent of the fund in foreign
companies. Of course, it's
important to keep in mind that many
large-capitalization companies
have broad international interests.
Therefore, the fund has some
additional foreign exposure
related to these holdings.
"The foreign stocks that were the
standouts over this period were
mostly located in Europe.
SmithKline Beecham, a British
pharmaceutical company, and
Castorama, a French superstore
similar to Home Depot, both
turned in strong results.
"The fund has never had any large,
direct exposure to Asian
companies, although some of the
fund's large technology stocks
were hurt - at least in the short
term - by slowing demand in that
part of the world. Currently, I am
seeking what I consider to be an
appropriate level of risk on several
investments in Asia. In some cases,
I think lower stock prices
justify a higher risk level."
FUND FACTS
GOAL: to seek long-term
growth of capital by investing
in companies with market
capitalization greater than $1
billion at the time of
investment
FUND NUMBER: 338
TRADING SYMBOL: FLCSX
START DATE: June 22, 1995
SIZE: as of October 31, 1998,
more than $223 million
MANAGER: Karen Firestone,
since April 1998; manager,
Fidelity Advisor Large Cap
Fund, since April 1998; Fidelity
Select Health Care Portfolio,
1996-1997; Fidelity Select
Biotechnology Portfolio,
1992-1997; Fidelity Select
Air Transportation Portfolio,
1987-1992; Fidelity Select
Leisure Portfolio, 1986-1988;
Fidelity Select Transportation
Portfolio, 1986-1992; joined
Fidelity in 1983
(checkmark)


INVESTMENT CHANGES




TOP TEN STOCKS AS OF OCTOBER 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

General Electric Co.                    3.5           3.0

Microsoft Corp.                         3.4           3.2

Intel Corp.                             2.7           1.8

Philip Morris Companies, Inc.           2.5           1.5

Merck & Co., Inc.                       2.4           2.9

Coca-Cola Co. (The)                     2.3           3.0

MCI Worldcom, Inc.                      2.2           2.2

Lilly (Eli) & Co.                       2.2           0.5

Bristol-Myers Squibb Co.                2.2           2.8

Warner-Lambert Co.                      1.9           1.3


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

HEALTH                                           23.2          18.3

TECHNOLOGY                                       22.2          19.8

NONDURABLES                                      12.8          10.7

FINANCE                                          8.9           12.4

RETAIL & WHOLESALE                               7.1           8.0


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

                               AS OF OCTOBER 31, 1998 *   AS OF APRIL 30, 1998 **

STOCKS                         96.1%
SHORT-TERM
INVESTMENTS                     3.9%
*FOREIGN
INVESTMENTS                     4.8%
STOCKS                                                    98.7%
SHORT-TERM
INVESTMENTS                                                1.3%
**FOREIGN
INVESTMENTS                                                5.5%


ROW: 1, COL: 1, VALUE: 96.09999999999999
ROW: 1, COL: 2, VALUE: 3.9
ROW: 1, COL: 1, VALUE: 98.0
ROW: 1, COL: 2, VALUE: 2.0





INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 96.1%

                                                              SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.3%

Boeing Co.                                                     17,500                 $ 656,250

BASIC INDUSTRIES - 0.9%

CHEMICALS & PLASTICS - 0.5%

Monsanto Co.                                                   26,400                  1,072,500

PACKAGING & CONTAINERS - 0.4%

Owens-Illinois, Inc. (a)                                       32,370                  989,308

TOTAL BASIC INDUSTRIES                                                                 2,061,808

CONSTRUCTION & REAL ESTATE - 0.1%

BUILDING MATERIALS - 0.1%

Sherwin-Williams Co.                                           10,000                  251,875

DURABLES - 1.8%

AUTOS, TIRES, & ACCESSORIES - 0.2%

Honda Motor Co. Ltd. sponsored ADR                             7,500                   460,313

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.                                           10,400                  537,550

HOME FURNISHINGS - 0.5%

Leggett & Platt, Inc.                                          42,600                  995,775

TEXTILES & APPAREL - 0.9%

Boss (Hugo) AG                                                 265                     364,495

NIKE, Inc. Class B                                             36,600                  1,598,963

                                                                                       1,963,458

TOTAL DURABLES                                                                         3,957,096

ENERGY - 2.9%

ENERGY SERVICES - 0.9%

Baker Hughes, Inc.                                             18,300                  403,744

Halliburton Co.                                                22,600                  812,188

Schlumberger Ltd.                                              12,900                  677,250

                                                                                       1,893,182

OIL & GAS - 2.0%

British Petroleum Co. PLC ADR                                  9,000                   795,938

Royal Dutch Petroleum Co. (NY Registry Gilder 1.25)            11,700                  576,225

Texaco, Inc.                                                   18,400                  1,091,350

COMMON STOCKS - CONTINUED

                                                              SHARES                  VALUE (NOTE 1)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Total SA sponsored ADR                                         20,500                 $ 1,199,250

USX-Marathon Group                                             26,200                  856,413

                                                                                       4,519,176

TOTAL ENERGY                                                                           6,412,358

FINANCE - 8.9%

BANKS - 1.1%

AmSouth Bancorp.                                               12,400                  496,775

Bank of Ireland, Inc.                                          23,800                  435,395

Bank of New York Co., Inc.                                     34,460                  1,087,644

Bank One Corp.                                                 7,900                   386,113

                                                                                       2,405,927

CREDIT & OTHER FINANCE - 2.1%

American Express Co.                                           22,010                  1,945,134

Fleet Financial Group, Inc.                                    48,400                  1,932,975

Household International, Inc.                                  16,800                  614,250

                                                                                       4,492,359

FEDERAL SPONSORED CREDIT - 2.5%

Fannie Mae                                                     48,000                  3,399,000

Freddie Mac                                                    35,000                  2,012,500

                                                                                       5,411,500

INSURANCE - 2.6%

Ambac Financial Group, Inc.                                    16,300                  948,456

American International Group, Inc.                             14,600                  1,244,650

Hartford Financial Services Group, Inc.                        21,800                  1,158,125

MGIC Investment Corp.                                          12,400                  483,600

Progressive Corp.                                              8,400                   1,236,900

UNUM Corp.                                                     15,200                  675,450

                                                                                       5,747,181

SAVINGS & LOANS - 0.6%

Charter One Financial, Inc.                                    25,205                  691,562

Dime Bancorp, Inc.                                             29,600                  704,850

                                                                                       1,396,412

TOTAL FINANCE                                                                          19,453,379

COMMON STOCKS - CONTINUED

                                                              SHARES                  VALUE (NOTE 1)

HEALTH - 23.2%

DRUGS & PHARMACEUTICALS - 18.2%

American Home Products Corp.                                   45,540                 $ 2,220,075

Amgen, Inc. (a)                                                20,500                  1,610,531

Bristol-Myers Squibb Co.                                       42,500                  4,698,906

Elan Corp. PLC ADR (a)                                         21,900                  1,534,369

Genentech, Inc. (special) (a)                                  14,300                  1,024,238

Immunex Corp. (a)                                              10,500                  725,156

Lilly (Eli) & Co.                                              58,700                  4,751,031

Merck & Co., Inc.                                              39,570                  5,351,843

Millennium Pharmaceuticals, Inc. (a)                           21,800                  400,575

Pfizer, Inc.                                                   38,800                  4,163,725

Pharmacia & Upjohn, Inc.                                       57,100                  3,022,731

Protein Design Labs, Inc. (a)                                  30,500                  732,000

Schering-Plough Corp.                                          38,580                  3,968,918

SmithKline Beecham PLC ADR                                     24,400                  1,555,500

Warner-Lambert Co.                                             53,600                  4,200,900

                                                                                       39,960,498

MEDICAL EQUIPMENT & SUPPLIES - 4.1%

Abbott Laboratories                                            41,500                  1,947,906

Guidant Corp.                                                  21,100                  1,614,150

Johnson & Johnson                                              37,700                  3,072,550

Medtronic, Inc.                                                35,600                  2,314,000

                                                                                       8,948,606

MEDICAL FACILITIES MANAGEMENT - 0.9%

Health Management Associates, Inc. Class A (a)                 52,617                  937,240

Humana, Inc. (a)                                               54,900                  1,039,669

                                                                                       1,976,909

TOTAL HEALTH                                                                           50,886,013

INDUSTRIAL MACHINERY & EQUIPMENT - 3.9%

ELECTRICAL EQUIPMENT - 3.8%

General Electric Co.                                           88,280                  7,724,487

Honeywell, Inc.                                                9,100                   726,863

                                                                                       8,451,350

INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%

ASM Lithography Holding (a)                                    7,600                   193,800

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                 8,645,150

COMMON STOCKS - CONTINUED

                                                              SHARES                  VALUE (NOTE 1)

MEDIA & LEISURE - 7.1%

BROADCASTING - 4.5%

Cablevision Systems Corp. Class A (a)                          38,700                 $ 1,867,275

CBS Corp.                                                      66,400                  1,855,050

Comcast Corp. Class A (special)                                63,900                  3,155,063

MediaOne Group, Inc.                                           22,700                  960,494

RCN Corp. (a)                                                  24,600                  395,906

Time Warner, Inc.                                              16,100                  1,494,281

                                                                                       9,728,069

ENTERTAINMENT - 1.1%

Disney (Walt) Co.                                              47,000                  1,266,063

Tele-Communications, Inc. (TCI Ventures Group) Series A (a)    57,200                  1,065,350

                                                                                       2,331,413

LEISURE DURABLES & TOYS - 0.2%

Mattel, Inc.                                                   14,300                  513,013

PUBLISHING - 0.6%

Tribune Co.                                                    24,100                  1,388,763

RESTAURANTS - 0.7%

McDonald's Corp.                                               22,600                  1,511,375

TOTAL MEDIA & LEISURE                                                                  15,472,633

NONDURABLES - 12.8%

BEVERAGES - 3.6%

Anheuser-Busch Companies, Inc.                                 15,600                  927,225

Coca-Cola Co. (The)                                            72,500                  4,902,813

PepsiCo, Inc.                                                  60,640                  2,046,600

                                                                                       7,876,638

FOODS - 3.0%

Heinz (H.J.) Co.                                               26,800                  1,557,750

Hershey Foods Corp.                                            14,700                  996,844

Nestle SA (Reg.)                                               590                     1,257,130

Quaker Oats Co.                                                22,000                  1,299,375

Raisio Group PLC                                               29,000                  391,931

Sara Lee Corp.                                                 16,500                  984,844

                                                                                       6,487,874

HOUSEHOLD PRODUCTS - 3.7%

Clorox Co.                                                     6,800                   742,900

Colgate-Palmolive Co.                                          6,100                   539,088

Gillette Co.                                                   51,600                  2,318,775

COMMON STOCKS - CONTINUED

                                                              SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

HOUSEHOLD PRODUCTS - CONTINUED

Procter & Gamble Co.                                           45,700                 $ 4,061,588

Revlon, Inc. Class A (a)                                       26,200                  496,163

                                                                                       8,158,514

TOBACCO - 2.5%

Philip Morris Companies, Inc.                                  109,240                 5,584,895

TOTAL NONDURABLES                                                                      28,107,921

RETAIL & WHOLESALE - 7.1%

APPAREL STORES - 0.8%

Abercrombie & Fitch Co. Class A (a)                            13,405                  532,011

Gap, Inc.                                                      19,300                  1,160,413

                                                                                       1,692,424

DRUG STORES - 1.1%

CVS Corp.                                                      19,500                  890,906

Walgreen Co.                                                   31,500                  1,533,656

                                                                                       2,424,562

GENERAL MERCHANDISE STORES - 2.1%

Dayton Hudson Corp.                                            22,500                  953,438

Wal-Mart Stores, Inc.                                          54,200                  3,739,800

                                                                                       4,693,238

GROCERY STORES - 0.8%

Safeway, Inc. (a)                                              38,900                  1,859,906

RETAIL & WHOLESALE, MISCELLANEOUS - 2.3%

Amazon.com, Inc. (a)                                           5,800                   733,338

Best Buy Co., Inc. (a)                                         25,900                  1,243,200

Castorama Dubois Investissements SA                            2,640                   471,590

Home Depot, Inc.                                               37,900                  1,648,650

Staples, Inc. (a)                                              27,100                  884,138

                                                                                       4,980,916

TOTAL RETAIL & WHOLESALE                                                               15,651,046

SERVICES - 1.1%

ADVERTISING - 1.1%

Omnicom Group, Inc.                                            25,800                  1,275,488

COMMON STOCKS - CONTINUED

                                                              SHARES                  VALUE (NOTE 1)

SERVICES - CONTINUED

ADVERTISING - CONTINUED

Outdoor Systems, Inc. (a)                                      26,550                 $ 585,759

WPP Group PLC ADR                                              11,600                  577,100

                                                                                       2,438,347

TECHNOLOGY - 22.2%

COMMUNICATIONS EQUIPMENT - 4.0%

3Com Corp. (a)                                                 22,100                  796,981

Ascend Communications, Inc. (a)                                32,300                  1,558,475

Aspect Telecommunications Corp. (a)                            16,000                  242,000

Cisco Systems, Inc. (a)                                        52,035                  3,278,205

Lucent Technologies, Inc.                                      36,800                  2,950,900

                                                                                       8,826,561

COMPUTER SERVICES & SOFTWARE - 7.9%

America Online, Inc.                                           15,400                  1,956,763

At Home Corp. Series A (a)                                     19,900                  880,575

CNET, Inc. (a)                                                 16,000                  609,000

Computer Associates International, Inc.                        25,900                  1,019,813

Compuware Corp. (a)                                            11,200                  606,900

Electronic Data Systems Corp.                                  29,700                  1,208,419

Equifax, Inc.                                                  19,500                  754,406

First Data Corp.                                               39,700                  1,052,050

Microsoft Corp. (a)                                            69,500                  7,358,313

Oracle Corp. (a)                                               32,100                  948,956

Siebel Systems, Inc. (a)                                       23,500                  480,281

Yahoo, Inc. (a)                                                3,900                   510,291

                                                                                       17,385,767

COMPUTERS & OFFICE EQUIPMENT - 4.7%

Compaq Computer Corp.                                          49,300                  1,559,113

Dell Computer Corp. (a)                                        45,700                  2,993,350

EMC Corp. (a)                                                  22,700                  1,461,313

Gateway 2000, Inc. (a)                                         9,900                   552,544

International Business Machines Corp.                          13,200                  1,959,375

Pitney Bowes, Inc.                                             18,020                  992,226

Tech Data Corp. (a)                                            21,600                  850,500

                                                                                       10,368,421

COMMON STOCKS - CONTINUED

                                                              SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONIC INSTRUMENTS - 0.9%

Applied Materials, Inc. (a)                                    30,500                 $ 1,057,969

Perkin-Elmer Corp.                                             10,600                  893,713

                                                                                       1,951,682

ELECTRONICS - 4.7%

Altera Corp. (a)                                               27,400                  1,140,525

Intel Corp.                                                    66,800                  5,957,725

Micron Technology, Inc. (a)                                    25,000                  950,000

Texas Instruments, Inc.                                        25,300                  1,617,619

Vitesse Semiconductor Corp. (a)                                16,100                  519,225

                                                                                       10,185,094

TOTAL TECHNOLOGY                                                                       48,717,525

UTILITIES - 3.8%

TELEPHONE SERVICES - 3.8%

ALLTEL Corp.                                                   13,500                  631,969

AT&T Corp.                                                     25,700                  1,599,825

Bell Atlantic Corp.                                            10,000                  531,250

BellSouth Corp.                                                8,000                   638,500

MCI Worldcom, Inc. (a)                                         87,607                  4,840,287

                                                                                       8,241,831

TOTAL COMMON STOCKS                                                                  210,953,232
(Cost $182,579,916)


CASH EQUIVALENTS - 3.9%



Taxable Central Cash Fund (b)           8,454,485                  8,454,485
(Cost $8,454,485)

TOTAL INVESTMENT IN SECURITIES - 100%                          $ 219,407,717
(Cost $191,034,401)

LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $191,322,140. Net unrealized appreciation aggregated $28,085,577, of which $34,003,113 related to appreciated investment securities and $5,917,536 related to depreciated investment securities.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                           OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $191,034,401) -                  $ 219,407,717
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                            1,855,825

RECEIVABLE FOR FUND SHARES SOLD                                            14,345,807

DIVIDENDS RECEIVABLE                                                       146,175

INTEREST RECEIVABLE                                                        31,116

OTHER RECEIVABLES                                                          3,013

 TOTAL ASSETS                                                              235,789,653

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 10,630,647

PAYABLE FOR FUND SHARES REDEEMED                             1,555,518

ACCRUED MANAGEMENT FEE                                       75,027

OTHER PAYABLES AND ACCRUED EXPENSES                          103,266

 TOTAL LIABILITIES                                                         12,364,458

NET ASSETS                                                                $ 223,425,195

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                           $ 197,774,062

UNDISTRIBUTED NET INVESTMENT INCOME                                        216,054

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                      (2,938,793)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                  28,373,872
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 15,273,480 SHARES OUTSTANDING                             $ 223,425,195

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                       $14.63
PER SHARE ($223,425,195 (DIVIDED BY) 15,273,480 SHARES)



STATEMENT OF OPERATIONS
                                    SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                       $ 824,233
DIVIDENDS

INTEREST                                                                 180,828

 TOTAL INCOME                                                            1,005,061

EXPENSES

MANAGEMENT FEE                                            $ 530,915
BASIC FEE

 PERFORMANCE ADJUSTMENT                                    (114,717)

TRANSFER AGENT FEES                                        231,047

ACCOUNTING FEES AND EXPENSES                               54,308

NON-INTERESTED TRUSTEES' COMPENSATION                      472

CUSTODIAN FEES AND EXPENSES                                21,665

REGISTRATION FEES                                          66,121

AUDIT                                                      16,549

LEGAL                                                      161

INTEREST                                                   5,835

MISCELLANEOUS                                              448

 TOTAL EXPENSES BEFORE REDUCTIONS                          812,804

 EXPENSE REDUCTIONS                                        (23,501)      789,303

NET INVESTMENT INCOME                                                    215,758

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (2,302,301)

 FOREIGN CURRENCY TRANSACTIONS                             (14,370)      (2,316,671)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     4,570,549

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES              556           4,571,105

NET GAIN (LOSS)                                                          2,254,434

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                         $ 2,470,192
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         OCTOBER 31, 1998   APRIL 30,
                                                         (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 215,758          $ 523,591
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (2,316,671)        28,857,405

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     4,571,105          14,221,736

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          2,470,192          43,602,732
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (184,464)          (530,981)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (20,547,394)       (9,466,445)

 TOTAL DISTRIBUTIONS                                      (20,731,858)       (9,997,426)

SHARE TRANSACTIONS                                        227,548,135        142,052,818
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            20,274,079         9,822,082

 COST OF SHARES REDEEMED                                  (160,371,696)      (148,656,557)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          87,450,518         3,218,343
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 69,188,852         36,823,649

NET ASSETS

 BEGINNING OF PERIOD                                      154,236,343        117,412,694

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 223,425,195      $ 154,236,343
INCOME OF $216,054 AND $225,430, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     15,536,096         9,702,580

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,425,743          704,182

 REDEEMED                                                 (11,062,774)       (10,197,944)

 NET INCREASE (DECREASE)                                  5,899,065          208,818




FINANCIAL HIGHLIGHTS
                                            SIX MONTHS ENDED       YEARS ENDED APRIL 30,
                                            OCTOBER 31, 1998

                                            (UNAUDITED)        1998       1997       1996 F
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD        $ 16.45            $ 12.81    $ 11.72    $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME                       .02 D              .06 D      .09 D      .05

 NET REALIZED AND UNREALIZED GAIN (LOSS)     .41                4.71       1.85       1.70

 TOTAL FROM INVESTMENT OPERATIONS            .43                4.77       1.94       1.75

LESS DISTRIBUTIONS

 FROM NET INVESTMENT INCOME                  (.02)             (.06)      (.05)      (.03)

 FROM NET REALIZED GAIN                      (2.23)            (1.07)     (.80)      -

 TOTAL DISTRIBUTIONS                         (2.25)            (1.13)     (.85)      (.03)

NET ASSET VALUE, END OF PERIOD              $ 14.63           $ 16.45    $ 12.81    $ 11.72

TOTAL RETURN B, C                            3.01%             39.03%     17.35%     17.52%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)     $ 223,425         $ 154,236  $ 117,413  $ 88,166

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .89% A            .86%       1.01%      1.31% A

RATIO OF EXPENSES TO AVERAGE NET ASSETS      .86% A, E         .84% E     .99% E     1.30% A, E
AFTER EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT INCOME TO AVERAGE    .24% A            .39%       .68%       .70% A
NET ASSETS

PORTFOLIO TURNOVER RATE                      135% A            159%       110%       155% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 6 OF NOTES TO FINANCIAL STATEMENTS).
F FOR THE PERIOD JUNE 22, 1995 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1996.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Large Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for foreign currency transactions and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations. REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
2. OPERATING POLICIES - CONTINUED
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $182,410,153 and $120,814,019, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .45% of average net assets after the performance adjustment.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .25% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $32,537 for the period.
5. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balances during the period for which loans were outstanding amounted to $14,291,000 and $5,964,667, respectively. The weighted average interest rate was 5.87%.
6. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $22,993 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $76 and $432, respectively, under these arrangements. MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI





INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

LCS-SANN-1298  66789
1.465347.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuantSM Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com


(2_FIDELITY_LOGOS)

FIDELITY
SMALL CAP SELECTOR

SEMIANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy, and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  24  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 28  Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). Total returns do not include the effect of the 3% sales load which was eliminated as of September 30, 1998.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 6   PAST 1   PAST 5  LIFE OF
                                     MONTHS   YEAR     YEARS   FUND

FIDELITY SMALL CAP SELECTOR          -27.61%  -16.33%  47.60%  58.52%

Russell 2000 (registered trademark)  -21.20%  -11.84%  56.79%  76.46%

Small Cap Funds Average              -22.55%  -13.76%  62.57%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on June 28, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 657 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998       PAST 1   PAST 5  PAST 10
                                     YEAR     YEARS   YEARS

FIDELITY SMALL CAP SELECTOR          -16.33%  8.10%   9.00%

Russell 2000                         -11.84%  9.42%   11.21%

Small Cap Funds Average              -13.76%  9.95%   n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Small Cap Selector          Russell 2000
             00336                       RS002
  1993/06/28      10000.00                    10000.00
  1993/06/30      10000.00                    10089.85
  1993/07/31      10070.00                    10229.16
  1993/08/31      10440.00                    10671.07
  1993/09/30      10660.00                    10972.21
  1993/10/31      10740.00                    11254.62
  1993/11/30      10440.00                    10884.20
  1993/12/31      10881.65                    11256.33
  1994/01/31      11153.19                    11609.25
  1994/02/28      11243.70                    11567.27
  1994/03/31      10499.49                    10956.54
  1994/04/30      10670.46                    11021.67
  1994/05/31      10388.86                    10897.91
  1994/06/30       9875.95                    10527.85
  1994/07/31       9956.41                    10700.82
  1994/08/31      10660.40                    11297.10
  1994/09/30      10600.06                    11259.27
  1994/10/31      10801.20                    11214.84
  1994/11/30      10288.29                    10761.90
  1994/12/31      10519.89                    11051.05
  1995/01/31      10127.28                    10911.62
  1995/02/28      10479.62                    11365.53
  1995/03/31      10761.49                    11561.27
  1995/04/30      11003.10                    11818.34
  1995/05/31      11214.50                    12021.54
  1995/06/30      12458.89                    12645.17
  1995/07/31      13744.25                    13373.56
  1995/08/31      13936.55                    13650.22
  1995/09/30      14290.79                    13893.99
  1995/10/31      13551.96                    13272.62
  1995/11/30      13734.13                    13830.26
  1995/12/31      13321.13                    14195.16
  1996/01/31      13095.35                    14179.95
  1996/02/29      13407.14                    14621.86
  1996/03/31      13654.43                    14919.50
  1996/04/30      14933.86                    15717.27
  1996/05/31      15439.18                    16336.65
  1996/06/30      14567.99                    15665.81
  1996/07/31      13496.32                    14297.50
  1996/08/31      14132.62                    15127.62
  1996/09/30      14735.44                    15718.79
  1996/10/31      14288.91                    15476.54
  1996/11/30      14880.56                    16114.23
  1996/12/31      15137.31                    16536.55
  1997/01/31      15204.29                    16867.03
  1997/02/28      14992.19                    16458.06
  1997/03/31      14434.03                    15681.47
  1997/04/30      14579.15                    15725.18
  1997/05/31      15862.92                    17474.60
  1997/06/30      16939.24                    18223.48
  1997/07/31      18067.76                    19071.46
  1997/08/31      18193.15                    19507.84
  1997/09/30      19424.27                    20935.70
  1997/10/31      18945.50                    20016.02
  1997/11/30      18865.71                    19886.56
  1997/12/31      19262.60                    20234.63
  1998/01/31      19057.04                    19915.30
  1998/02/28      20629.00                    21387.89
  1998/03/31      21547.99                    22269.98
  1998/04/30      21898.66                    22393.21
  1998/05/31      20677.37                    21187.18
  1998/06/30      20717.48                    21231.75
  1998/07/31      19108.35                    19512.96
  1998/08/31      15072.97                    15723.94
  1998/09/30      15638.68                    16954.46
  1998/10/30      15852.39                    17645.92
IMATRL PRASUN   SHR__CHT 19981031 19981120 161745 R00000000000068
$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Selector on June 28, 1993 when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $15,852 - a 58.52% increase on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown $17,646 - a 76.46% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Thanks to two interest-rate cuts by
the Federal Reserve Board, a brighter
corporate earnings outlook and new
measures to control plummeting
economies worldwide, the U.S. stock
market rebounded strongly in the
final month of the six-month period
ending October 31, 1998. For the
period, the Standard & Poor's 500
Index - a market-capitalization
weighted index of 500 widely held
U.S. stocks - returned -0.41%,
a marked improvement over the
-6.97% return for the six-month
period ending September 30, 1998.
As investors are well aware,
extreme volatility was the rule rather
than the exception for the past six
months. Despite the Asian economic
difficulties that plagued the rest of
the world, the U.S. market posted a
strong second quarter, culminating
in a record-high Dow Jones
Industrial Average - an index of 30
blue-chip stocks - of 9337.97
points on July 17. Just six weeks
later, however, evidence that the
bull market may have made its last
charge was reinforced on August 31,
when the Dow plunged 512.61
points - erasing all previous gains
for the year. Anxious to stave off the
effects of a bear market - as well
as the impact of turbulent
international and emerging markets
- the Fed dropped the fed funds rate
by 0.25% on September 29, then,
in a surprise move, slashed rates
another quarter-point on October
15, sparking the Dow to a 9.73%
return for the month of October.

An interview with Bradford Lewis, Portfolio Manager of Fidelity Small
Cap Selector
Q. HOW DID THE FUND PERFORM, BRAD?
A. For the six months that ended October 31, 1998, the fund returned -27.61%, versus -21.20% for the Russell 2000 and -22.55% for the small cap funds average tracked by Lipper Analytical Services. For the 12 months that ended October 31, 1998, the fund returned -16.33%, compared to -11.84% for the Russell 2000 and -13.76% for the Lipper peer group.
Q. WHY DID THE SMALL-CAP UNIVERSE GENERATE SUCH NEGATIVE RETURNS OVER THE PAST SIX MONTHS?
A. The biggest catalyst for the underperformance of small-cap stocks was a worldwide flight to safety. Financial markets are much more global today than they were 10 years ago. When Asian markets tumbled in the fall of 1997, a huge amount of foreign money sought refuge in the highest-quality bonds and household-name stocks in the most creditworthy nations in the West - particularly the United States. We witnessed the same type of movement over the past few months when global markets were shaken by news of Russia's default on foreign loans, a possible presidential impeachment and the collapse of Long-Term Capital Management, a U.S. hedge fund. I also refer to this as the "market cap" effect because this flight to safety benefited the share prices of the largest-capitalization stocks in the Standard & Poor's 500 Index, leaving the majority of smaller-cap stocks lagging behind. For instance, the Russell 2000, an index of smaller-cap stocks, generated a negative return of -11.84% over the past 12 months
- lagging the S&P 500 by a staggering 33.83 percentage points.
Q. WHY DID THE FUND UNDERPERFORM ITS INDEX AND ITS PEER GROUP?
A. The market correction in August and September erased all of the fund's big gains from earlier in the year. In addition, the fund did not own small-cap stocks that yield high dividends. These stocks come into favor when there is a market correction and a subsequent flight to safety. They generally do not have above-average growth prospects, so the fund does not tend to own them. Finally, the fund didn't own most of the high-flying Internet stocks - one of the very few groups of small-cap stocks that generated strong returns throughout the period. I tend not to own stocks of start-up companies because I use historical data to do my quantitative analysis. And even if I had the data, my discipline has a strong value component. This means I look closely at price-to-earnings (P/E) and price-to-free cash-flow ratios. Most of these start-up Internet companies are not yet generating earnings or free cash flow - and many of them are trading at 10 times their sales, a level associated with above-average risk. Therefore, these stocks do not meet my value criteria for this portfolio. That said, Internet stocks did help the peer group outperform the fund during the period.
Q. WHICH INDIVIDUAL STOCKS HURT PERFORMANCE?
A. Varco and Input/Output - two energy companies - were the biggest detractors from the fund's performance. Both companies reported disappointing earnings after being ravaged by a 35% decline in the price of crude oil over the past year. Symantec, a computer software company, also hurt performance after it reported lower-than-expected earnings. The fund sold its positions in these three stocks by the end of the period.
Q. WHAT ELSE DETRACTED FROM PERFORMANCE?
A. The fund was overweighted relative to the Russell 2000 in retail stocks, which were battered during the market correction in August. For instance, I believed Ross Stores - the fund's second-largest holding at the end of the period - was a fundamentally sound stock with a strong value component, but investors punished it with the rest of the retail group over the past few months.
Q. WERE THERE ANY BRIGHT SPOTS DURING THE SIX-MONTH PERIOD?
A. Unfortunately, not many. Two notable exceptions were Waters Corp., a maker of instruments used to test air and water quality, and Xircom, a manufacturer of adapters for connecting portable computers to networks. Strong earnings helped both of these stocks deliver positive returns during the period.
Q. WHAT'S YOUR OUTLOOK?
A. I am reasonably optimistic about the market and the positioning of the fund. Unless Latin America suffers a financial setback, we are running out of possibilities for a global crisis. Domestically, it appears the markets will no longer be spooked by the specter of a presidential impeachment. All of this is good news for the market overall. Another plus for the fund is that small-cap stocks are getting awfully inexpensive relative to large-caps. The trailing P/E of the Russell 2000 is 14% less than the S&P 500, while the Russell's quarterly revenue growth is 109% higher than the S&P 500's. At the end of the period, the fund's valuation numbers also looked attractive compared to the Russell 2000. The fund's P/E is 47% less, its revenue growth is only 13% less, and 66% of the companies in the fund have had their consensus earnings-per-share estimates increased in the last month versus only 38% for the Russell 2000.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

BRAD LEWIS ON
FUTURES CONTRACTS:
"PLEASE NOTE THAT THE FUND DID NOT
HOLD ANY FUTURES CONTRACTS AT THE
END OF THE PERIOD. FUTURES BASED
ON THE RUSSELL 2000 - OR CONTRACTS
TO BUY THAT INDEX AT A FUTURE DATE
- HAVE FREQUENTLY BEEN HELD IN
THE PORTFOLIO TO HANDLE SHAREHOLDER
REDEMPTIONS. IN THE PAST FEW YEARS,
I HAD TO AGGRESSIVELY SELL STOCKS TO
MEET SHAREHOLDER REDEMPTIONS
- CAUSING ADVERSE CONSEQUENCES
TO THE FUND'S SHARE PRICE AND NET
ASSET VALUE. ON TWO OCCASIONS,
THESE REDEMPTIONS OCCURRED AFTER
SOME INDUSTRY NEWSLETTERS
RECOMMENDED AGGRESSIVE TRADING
IN MY FUNDS. SUBSEQUENTLY, I HELD
MORE CASH AND FUTURES IN THE
PORTFOLIO FOR REDEMPTION PURPOSES.
FUTURES ARE EXTREMELY LIQUID
BECAUSE LARGE DOLLAR QUANTITIES CAN
BE SOLD QUICKLY AT A RELATIVELY LOW
COST.
"OVER THE PAST SEVERAL YEARS, I HAVE
DISCOURAGED THE NEWSLETTER CROWD
FROM COVERING THE PORTFOLIOS I
MANAGE AND SHAREHOLDER VOLATILITY
HAS INDEED ABATED. THE
JULY-SEPTEMBER BEAR MARKET WAS
AN EXCELLENT TEST OF SHAREHOLDER
STAYING POWER AND, FORTUNATELY,
REDEMPTIONS WERE ONLY MODEST.
AT BEST, FUTURES CONTRACTS CAN
ONLY MIMIC THE RETURNS OF THE
BENCHMARK, SO THEY ARE DESTINED
TO UNDERPERFORM THE MARKET AFTER
ACCOUNTING FOR FUND EXPENSES.
HENCE, GIVEN THE STABLE SHAREHOLDER
BASE, I HAVE RETURNED TO MANAGING
A PORTFOLIO THAT IS FULLY INVESTED IN
COMMON STOCKS AND FREE OF FUTURES."
FUND FACTS
GOAL: CAPITAL APPRECIATION BY
INVESTING MAINLY IN EQUITY
SECURITIES OF COMPANIES WITH
SMALL MARKET CAPITALIZATIONS,
CHOSEN IN PART BY USING
COMPUTER-AIDED QUANTITATIVE
ANALYSIS
FUND NUMBER: 336
TRADING SYMBOL: FDSCX
START DATE: JUNE 28, 1993
SIZE: AS OF OCTOBER 31, 1998,
MORE THAN $638 MILLION
MANAGER: BRADFORD LEWIS,
SINCE INCEPTION; MANAGER,
FIDELITY STOCK SELECTOR, SINCE
1990; FIDELITY DISCIPLINED
EQUITY, SINCE 1988; JOINED
FIDELITY IN 1985
(CHECKMARK)


INVESTMENT CHANGES




TOP TEN STOCKS AS OF OCTOBER 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

CKE Restaurants, Inc.                   2.1           0.5

Ross Stores, Inc.                       1.8           2.1

CMAC Investments Corp.                  1.6           0.8

Valassis Communications, Inc.           1.4           0.3

WestPoint Stevens, Inc. Class A         1.3           1.1

Family Dollar Stores, Inc.              1.1           0.8

Mohawk Industries, Inc.                 1.1           0.8

Ethan Allen Interiors, Inc.             1.1           1.1

Primark Corp.                           1.0           0.0

City National Corp.                     1.0           0.8


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

FINANCE                                          13.9          11.7

TECHNOLOGY                                       13.3          10.5

MEDIA & LEISURE                                  9.1           3.0

RETAIL & WHOLESALE                               8.0           8.7

CONSTRUCTION & REAL ESTATE                       8.0           9.9

ASSET ALLOCATION (% OF FUND'S INVESTMENT)


AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **
ROW: 1, COL: 1, VALUE: 95.90000000000001
ROW: 1, COL: 2, VALUE: 4.1
ROW: 1, COL: 1, VALUE: 98.7
ROW: 1, COL: 2, VALUE: 1.3
STOCKS AND CLOSED-
END INVESTMENT
COMPANIES 95.9%
SHORT-TERM
INVESTMENTS 4.1%
*FOREIGN
INVESTMENTS 3.1%
STOCKS, CLOSED-END
INVESTMENT COMPANIES
AND EQUITY
FUTURES 98.7%
SHORT-TERM
INVESTMENTS 1.3%
**FOREIGN
INVESTMENTS 2.9%




INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)



SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 91.9%

                                                               SHARES                  VALUE (NOTE 1)

AEROSPACE & DEFENSE - 0.7%

AEROSPACE & DEFENSE - 0.6%

Advanced Aerodynamics & Structures, Inc. Class A (a)            50,000                 $ 137,500

Alliant Techsystems, Inc. (a)                                   20,000                  1,400,000

Aviall, Inc. (a)                                                87,000                  940,688

BE Aerospace, Inc. (a)                                          65,000                  1,397,500

Transtechnology Corp.                                           6,500                   136,906

                                                                                        4,012,594

DEFENSE ELECTRONICS - 0.1%

Ducommun, Inc. (a)                                              34,500                  552,000

TOTAL AEROSPACE & DEFENSE                                                               4,564,594

BASIC INDUSTRIES - 2.2%

CHEMICALS & PLASTICS - 1.5%

First Years, Inc. (The)                                         31,000                  488,250

Minerals Technologies, Inc.                                     94,000                  4,282,875

Myers Industries, Inc.                                          20,000                  480,000

Scotts Co. Class A (a)                                          79,000                  2,636,625

Spartech Corp.                                                  47,000                  846,000

Tredegar Industries, Inc.                                       39,450                  890,091

                                                                                        9,623,841

IRON & STEEL - 0.3%

SPS Technologies, Inc. (a)                                      36,000                  1,782,000

METALS & MINING - 0.4%

AFC Cable Systems, Inc. (a)                                     12,500                  307,813

Superior Telecom, Inc.                                          60,000                  2,580,000

                                                                                        2,887,813

TOTAL BASIC INDUSTRIES                                                                  14,293,654

CONSTRUCTION & REAL ESTATE - 7.9%

BUILDING MATERIALS - 2.4%

Carlisle Companies, Inc.                                        47,000                  1,815,375

Centex Construction Products, Inc.                              61,100                  2,054,488

Elcor Corp.                                                     45,000                  1,305,000

Giant Cement Holding, Inc. (a)                                  18,000                  375,750

Lone Star Industries, Inc.                                      72,000                  5,071,500

Southdown, Inc.                                                 82,000                  4,463,875

                                                                                        15,085,988

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

CONSTRUCTION - 3.0%

American Homestar Corp. (a)                                     25,000                 $ 409,375

Centex Corp.                                                    160,000                 5,360,000

Crossman Communities, Inc. (a)                                  34,500                  784,875

Dominion Homes, Inc. (a)                                        20,000                  185,000

Granite Construction, Inc.                                      63,500                  2,115,344

Jacobs Engineering Group, Inc. (a)                              58,000                  1,892,250

M.D.C. Holdings, Inc.                                           96,600                  1,696,538

M/I Schottenstein Homes, Inc.                                   35,000                  730,625

Modtech, Inc. (a)                                               35,000                  590,625

Monaco Coach Corp. (a)                                          18,000                  546,750

Ryland Group, Inc.                                              92,000                  2,288,500

Standard Pacific Corp.                                          112,000                 1,085,000

Webb (Del E.) Corp.                                             62,000                  1,457,000

                                                                                        19,141,882

ENGINEERING - 1.2%

Group Maintenance America Corp.                                 77,000                  996,188

Primark Corp. (a)                                               248,000                 6,696,000

                                                                                        7,692,188

REAL ESTATE - 0.2%

Trammell Crow Co.                                               55,000                  1,189,375

REAL ESTATE INVESTMENT TRUSTS - 1.1%

CBL & Associates Properties, Inc.                               120,000                 3,127,500

Kimco Realty Corp.                                              45,000                  1,791,563

Manufactured Home Communities, Inc.                             55,000                  1,371,563

MGI Properties, Inc.                                            25,000                  731,250

                                                                                        7,021,876

TOTAL CONSTRUCTION & REAL ESTATE                                                        50,131,309

DURABLES - 7.8%

AUTOS, TIRES, & ACCESSORIES - 0.8%

Arvin Industries, Inc.                                          58,000                  2,298,250

Autocam Corp.                                                   7,717                   100,321

Copart, Inc. (a)                                                20,000                  440,000

Navistar International Corp. (a)                                95,000                  1,983,125

                                                                                        4,821,696

CONSUMER DURABLES - 0.5%

Department 56, Inc. (a)                                         109,000                 3,399,438

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

DURABLES - CONTINUED

CONSUMER ELECTRONICS - 0.2%

Fossil, Inc. (a)                                                68,000                 $ 1,245,250

HOME FURNISHINGS - 2.6%

Ethan Allen Interiors, Inc.                                     200,000                 6,875,000

Furniture Brands International, Inc. (a)                        249,000                 5,353,500

Knoll, Inc. (a)                                                 100,000                 2,700,000

La-Z-Boy, Inc.                                                  60,000                  1,102,500

Stanley Furniture Co., Inc. (a)                                 22,000                  412,500

Winsloew Furniture, Inc. (a)                                    22,000                  464,750

                                                                                        16,908,250

TEXTILES & APPAREL - 3.7%

Mohawk Industries, Inc. (a)                                     232,500                 7,018,594

Pacific Sunwear of California, Inc. (a)                         250,500                 5,417,063

Pillowtex Corp.                                                 17,754                  577,005

Stride Rite Corp.                                               250,000                 2,281,250

WestPoint Stevens, Inc. Class A (a)                             288,000                 8,190,000

                                                                                        23,483,912

TOTAL DURABLES                                                                          49,858,546

ENERGY - 0.5%

ENERGY SERVICES - 0.3%

Oceaneering International, Inc. (a)                             135,000                 1,940,625

OIL & GAS - 0.2%

Gulf Island Fabrication, Inc. (a)                               90,000                  1,293,750

TOTAL ENERGY                                                                            3,234,375

FINANCE - 13.9%

BANKS - 2.4%

BancorpSouth, Inc.                                              36,000                  715,500

Banknorth Group, Inc.                                           27,000                  860,625

Brenton Banks, Inc.                                             5,500                   93,500

City National Corp.                                             189,500                 6,478,531

Cullen Frost Bankers, Inc.                                      28,000                  1,491,000

Greater Bay Bancorp                                             12,000                  384,000

M&T Bank Corp.                                                  8,679                   4,326,482

Republic Bancorp, Inc.                                          37,000                  610,500

                                                                                        14,960,138

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

CREDIT & OTHER FINANCE - 1.7%

AmeriCredit Corp. (a)                                           481,800                $ 6,444,075

Financial Federal Corp. (a)                                     45,000                  1,049,063

IMC Mortgage Co. (a)                                            160,000                 320,000

Resource Bancshares Mortgage Group, Inc.                        90,000                  1,327,500

T&W Financial Corp. (a)                                         11,000                  129,250

Triad Guaranty, Inc. (a)                                        63,000                  1,338,750

                                                                                        10,608,638

INSURANCE - 7.8%

Acceptance Insurance Co., Inc. (a)                              29,000                  569,125

Alfa Corp.                                                      15,000                  314,531

American Heritage Life Investment Corp.                         28,000                  582,750

Amerin Corp. (a)                                                120,000                 2,565,000

Annuity & Life Re Holdings Ltd.                                 800                     18,700

ARM Financial Group, Inc. Class A                               64,000                  1,228,000

Capital Re Corp.                                                106,000                 1,941,125

Chartwell Re Corp.                                              33,000                  820,875

CMAC Investments Corp.                                          237,600                 9,949,500

Commerce Group, Inc.                                            16,000                  554,000

Delphi Financial Group, Inc. Class A                            54,308                  2,532,110

Fidelity National Financial, Inc.                               197,000                 6,057,750

First American Financial Corp.                                  187,500                 5,871,094

FPIC Insurance Group, Inc. (a)                                  7,000                   203,875

Fremont General Corp.                                           54,000                  2,666,250

Gallagher (Arthur J.) & Co.                                     43,000                  1,822,125

Harleysville Group, Inc.                                        27,000                  577,125

Healthcare Recoveries, Inc. (a)                                 34,000                  344,250

Horace Mann Educators Corp.                                     78,000                  2,232,750

LandAmerica Financial Group, Inc.                               26,000                  1,350,375

Life RE Corp.                                                   28,000                  2,612,750

Medical Assurance, Inc. (a)                                     17,850                  481,950

Mutual Risk Management Ltd.                                     36,000                  1,217,250

Reinsurance Group of America, Inc.                              34,000                  1,874,250

RLI Corp.                                                       27,500                  900,625

Unico American Corp.                                            35,000                  450,625

                                                                                        49,738,760

SAVINGS & LOANS - 1.7%

Andover Bancorp, Inc.                                           20,000                  625,000

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

FINANCE - CONTINUED

SAVINGS & LOANS - CONTINUED

California Federal Savings Bank of Los Angeles:

contingent litigation recovery participation interest rights    24,640                 $ 397,320
7/28/98 (a)

secondary contingent litigation recovery participation          38,540                  684,085
interest rights 1/1/15 (a)

D & N Financial Corp.                                           12,000                  231,000

FirstFed Financial Corp. (a)                                    74,000                  1,211,750

Flushing Financial Corp.                                        30,000                  459,375

Golden State Bancorp, Inc.                                      229,565                 4,404,778

Golden State Bancorp, Inc. warrants 1/1/01 (a)                  229,565                 1,119,129

SIS Bancorp., Inc.                                              12,000                  477,000

Webster Financial Corp.                                         52,000                  1,283,750

                                                                                        10,893,187

SECURITIES INDUSTRY - 0.3%

Eaton Vance Corp.                                               40,000                  895,000

Everen Capital Corp.                                            40,000                  815,000

MIPS Technologies, Inc. (a)                                     1,000                   23,125

Southwest Securities Group, Inc.                                24,700                  456,950

                                                                                        2,190,075

TOTAL FINANCE                                                                           88,390,798

HEALTH - 5.9%

DRUGS & PHARMACEUTICALS - 1.9%

Alpharma, Inc. Class A                                          89,833                  2,487,251

Curative Health Services, Inc. (a)                              70,000                  1,907,500

Diagnostic Products Corp.                                       37,000                  834,813

Medicis Pharmaceutical Corp. Class A (a)                        25,000                  1,253,125

Twinlab Corp. (a)                                               250,000                 5,546,875

                                                                                        12,029,564

MEDICAL EQUIPMENT & SUPPLIES - 2.0%

Bindley Western Industries, Inc.                                52,000                  1,885,000

EMPI, Inc. (a)                                                  31,800                  608,175

Maxxim Medical, Inc. (a)                                        70,000                  1,767,500

Ocular Sciences, Inc. (a)                                       56,000                  1,407,000

OEC Medical Systems, Inc.                                       29,000                  725,000

Resmed, Inc. (a)                                                10,000                  510,000

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

HEALTH - CONTINUED

MEDICAL EQUIPMENT & SUPPLIES - CONTINUED

VISX, Inc. (a)                                                  125,800                $ 6,305,725

Young Innovations, Inc.                                         400                     5,475

                                                                                        13,213,875

MEDICAL FACILITIES MANAGEMENT - 2.0%

Hanger Orthopedic Group, Inc. (a)                               56,000                  1,106,000

Hooper Holmes, Inc.                                             59,000                  1,404,938

Integrated Health Services, Inc.                                198,000                 3,205,125

Pediatrix Medical Group (a)                                     99,000                  4,615,875

Physician Reliance Network, Inc. (a)                            207,500                 2,308,438

                                                                                        12,640,376

TOTAL HEALTH                                                                            37,883,815

INDUSTRIAL MACHINERY & EQUIPMENT - 5.2%

ELECTRICAL EQUIPMENT - 0.6%

C&D Technologies, Inc.                                          70,000                  1,706,250

Holophane Corp. (a)                                             9,200                   196,075

Juno Lighting, Inc.                                             25,000                  593,750

L 3 Communications Holdings, Inc. (a)                           400                     17,200

RayoVac Corp. (a)                                               36,000                  731,250

Thomas Industries, Inc.                                         23,000                  416,875

                                                                                        3,661,400

INDUSTRIAL MACHINERY & EQUIPMENT - 3.7%

Applied Power, Inc. Class A                                     86,000                  2,370,375

Briggs & Stratton Corp.                                         111,000                 5,217,000

Brown & Sharpe Manufacturing Co. Class A (a)                    67,000                  527,625

Commercial Intertech Corp.                                      135,000                 2,404,688

ESCO Electronics Corp. (trust receipt) (a)                      47,000                  587,500

Gardner Denver Machinery, Inc. (a)                              60,000                  862,500

Greenbrier Companies, Inc.                                      18,000                  283,500

JLG Industries, Inc.                                            244,000                 4,041,250

Manitowoc Co., Inc.                                             91,000                  3,185,000

Mettler-Toledo International, Inc.                              124,000                 2,712,500

Varlen Corp.                                                    49,000                  1,463,875

                                                                                        23,655,813

POLLUTION CONTROL - 0.9%

Allied Waste Industries, Inc. (a)                               75,900                  1,641,338

Dames & Moore Group                                             33,000                  396,000

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

POLLUTION CONTROL - CONTINUED

Insituform Technologies, Inc. Class A (a)                       46,000                 $ 554,875

Ogden Corp.                                                     122,000                 3,278,750

                                                                                        5,870,963

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                                  33,188,176

MEDIA & LEISURE - 9.1%

BROADCASTING - 0.3%

Cox Radio, Inc. Class A (a)                                     45,000                  1,684,688

ENTERTAINMENT - 0.1%

Harveys Casino Resorts                                          12,000                  305,250

LEISURE DURABLES & TOYS - 2.3%

Champion Enterprises, Inc. (a)                                  248,000                 4,929,000

Coachmen Industries, Inc.                                       116,000                 2,682,500

National R.V. Holdings, Inc. (a)                                113,000                 2,556,625

Steinway Musical Instruments, Inc. (a)                          39,000                  860,438

T-HQ, Inc. (a)                                                  166,500                 3,590,156

                                                                                        14,618,719

PUBLISHING - 2.3%

Hollinger International, Inc. Class A                           410,000                 5,330,000

Houghton Mifflin Co.                                            96,000                  3,744,000

World Color Press, Inc. (a)                                     194,000                 5,892,750

                                                                                        14,966,750

RESTAURANTS - 4.1%

CEC Entertainment, Inc. (a)                                     134,000                 3,785,500

CKE Restaurants, Inc.                                           518,200                 13,635,117

Foodmaker, Inc. (a)                                             297,000                 4,696,313

Morrison Health Care, Inc.                                      28,000                  484,750

Ruby Tuesday, Inc.                                              86,000                  1,451,250

Ryan's Family Steak Houses, Inc. (a)                            158,000                 1,698,500

Taco Cabana, Inc. (a)                                           75,500                  476,594

                                                                                        26,228,024

TOTAL MEDIA & LEISURE                                                                   57,803,431

NONDURABLES - 4.0%

AGRICULTURE - 0.2%

Michael Foods, Inc.                                             62,000                  1,488,000

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

NONDURABLES - CONTINUED

BEVERAGES - 1.1%

Canandaigua Brands, Inc. Class A (a)                            91,000                 $ 4,561,375

Coors (Adolph) Co. Class B                                      53,000                  2,650,000

                                                                                        7,211,375

FOODS - 1.6%

Earthgrains Co.                                                 172,000                 5,160,000

Horizon Organic Holding Corp. (a)                               6,500                   82,063

J & J Snack Food Corp. (a)                                      14,000                  315,000

Pilgrims Pride Corp.                                            43,900                  1,012,444

Ralcorp Holdings, Inc. (a)                                      202,000                 3,560,250

                                                                                        10,129,757

HOUSEHOLD PRODUCTS - 0.2%

Racing Champions Corp. (a)                                      95,000                  1,235,000

TOBACCO - 0.9%

Universal Corp.                                                 152,000                 5,643,000

TOTAL NONDURABLES                                                                       25,707,132

PRECIOUS METALS - 0.4%

Stillwater Mining Co. (a)                                       80,000                  2,590,000

RETAIL & WHOLESALE - 8.0%

APPAREL STORES - 4.2%

American Eagle Outfitters, Inc. (a)                             58,000                  2,349,000

Buckle, Inc. (The) (a)                                          60,000                  1,087,500

Cato Corp. Class A                                              71,000                  945,188

Chicos Fas, Inc. (a)                                            25,000                  393,750

Dress Barn, Inc. (a)                                            60,000                  847,500

Footstar, Inc. (a)                                              156,500                 4,088,563

Kenneth Cole Productions, Inc. Class A (a)                      50,000                  843,750

Ross Stores, Inc.                                               358,000                 11,635,000

Shoe Carnival, Inc. (a)                                         35,000                  323,750

Wet Seal, Inc. Class A (a)                                      210,000                 4,436,250

                                                                                        26,950,251

GENERAL MERCHANDISE STORES - 2.4%

99 Cents Only Stores (a)                                        26,000                  1,202,500

Ames Department Stores, Inc. (a)                                104,000                 1,911,000

Family Dollar Stores, Inc.                                      405,000                 7,340,625

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES - CONTINUED

Freds, Inc. Class A                                             41,500                 $ 542,094

Shopko Stores, Inc. (a)                                         134,000                 4,195,875

                                                                                        15,192,094

RETAIL & WHOLESALE, MISCELLANEOUS - 1.4%

Best Buy Co., Inc. (a)                                          74,000                  3,552,000

Funco, Inc. (a)                                                 19,000                  280,250

Musicland Stores Corp. (a)                                      210,000                 2,769,375

Zale Corp. (a)                                                  100,000                 2,368,750

                                                                                        8,970,375

TOTAL RETAIL & WHOLESALE                                                                51,112,720

SERVICES - 6.5%

ADVERTISING - 0.4%

ADVO, Inc. (a)                                                  85,000                  2,162,188

Young & Rubicam, Inc. (a)                                       1,000                   26,125

                                                                                        2,188,313

LEASING & RENTAL - 1.3%

Budget Group, Inc. Class A (a)                                  60,000                  1,076,250

Central Parking Corp.                                           48,000                  2,013,000

Cort Business Services Corp. (a)                                60,000                  1,177,500

Leasing Solutions, Inc. (a)                                     71,000                  723,313

Rent-Way, Inc. (a)                                              84,000                  1,984,500

Rental Service Corp. (a)                                        12,000                  267,000

Renters Choice, Inc. (a)                                        52,000                  1,290,250

                                                                                        8,531,813

PRINTING - 2.6%

Big Flower Holdings, Inc. (a)                                   109,000                 2,125,500

Consolidated Graphics, Inc. (a)                                 39,000                  1,850,063

Merrill Corp.                                                   20,000                  335,000

Schawk, Inc. Class A                                            9,000                   124,313

United Stationers, Inc. (a)                                     112,000                 2,968,000

Valassis Communications, Inc. (a)                               229,000                 9,131,375

                                                                                        16,534,251

SERVICES - 2.2%

AmeriPath, Inc.                                                 125,000                 1,625,000

Armor Holdings, Inc. (a)                                        34,000                  354,875

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

SERVICES - CONTINUED

SERVICES - CONTINUED

Automobile Protection Corp. (a)                                 140,000                $ 1,207,500

Capital Senior Living Corp. (a)                                 124,000                 1,457,000

Charles River Associates, Inc. (a)                              200                     5,000

Day Runner, Inc. (a)                                            40,000                  800,000

FYI, Inc. (a)                                                   12,000                  345,000

Interim Services, Inc. (a)                                      271,000                 5,758,750

Professional Detailing, Inc.                                    200                     4,675

Regis Corp.                                                     50,000                  1,534,375

Unifirst Corp.                                                  24,000                  667,500

Westaff, Inc. (a)                                               49,500                  426,938

                                                                                        14,186,613

TOTAL SERVICES                                                                          41,440,990

TECHNOLOGY - 13.3%

COMMUNICATIONS EQUIPMENT - 2.0%

Brooktrout Technology, Inc. (a)                                 175,000                 2,570,313

Carrier Access Corp. (a)                                        300                     5,775

Com21, Inc. (a)                                                 400                     6,000

Comdial Corp. (a)                                               38,000                  299,250

Dycom Industries, Inc. (a)                                      60,000                  2,103,750

InterVoice, Inc. (a)                                            39,500                  1,125,750

ITI Technologies, Inc. (a)                                      25,000                  721,875

Teltrend, Inc. (a)                                              34,000                  442,000

Xircom, Inc. (a)                                                180,000                 5,310,000

                                                                                        12,584,713

COMPUTER SERVICES & SOFTWARE - 7.9%

American Management Systems, Inc. (a)                           150,000                 4,603,125

Ansys, Inc. (a)                                                 30,000                  215,625

Atlantic Data Services, Inc. (a)                                1,600                   33,400

AVT Corp. (a)                                                   98,000                  2,143,750

Axent Technolgies, Inc. (a)                                     85,000                  2,135,625

Barra, Inc. (a)                                                 37,500                  989,063

BindView Development Corp. (a)                                  2,400                   43,200

Boole & Babbage, Inc.                                           55,000                  1,464,375

broadcast.com, Inc. (a)                                         100                     4,988

Ciber, Inc. (a)                                                 200,000                 3,925,000

Computer Task Group, Inc.                                       182,000                 5,573,750

Cotelligent, Inc. (a)                                           170,000                 3,208,750

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

Dendrite International, Inc. (a)                                54,000                 $ 1,113,750

Ebay, Inc. (a)                                                  200                     16,625

Exodus Communications, Inc. (a)                                 300                     9,525

FactSet Research Systems, Inc. (a)                              18,000                  540,000

Fair, Isaac & Co., Inc.                                         38,000                  1,524,750

GeoCities (a)                                                   300                     8,831

H.T.E., Inc. (a)                                                34,000                  344,250

Inktomi Corp. (a)                                               200                     16,863

Mapics, Inc. (a)                                                68,000                  1,283,500

Meta Group, Inc. (a)                                            38,000                  912,000

MicroStrategy, Inc. Class A (a)                                 1,300                   31,688

Midway Games, Inc. (a)                                          150,000                 1,471,875

Personnel Group of America, Inc. (a)                            250,000                 3,875,000

Progress Software Corp. (a)                                     60,000                  1,563,750

Project Software & Development, Inc. (a)                        95,000                  1,721,875

RealNetworks, Inc.                                              59,000                  1,987,563

SEI Investments Co.                                             25,000                  2,071,875

Software Spectrum, Inc. (a)                                     34,000                  476,000

SPR, Inc.                                                       40,500                  729,000

Symix Systems, Inc. (a)                                         33,000                  643,500

Syntel, Inc. (a)                                                67,000                  938,000

Transaction Systems Architects, Inc. Class A (a)                131,000                 4,728,281

                                                                                        50,349,152

COMPUTERS & OFFICE EQUIPMENT - 0.6%

Cybex Corp.                                                     13,500                  428,625

Kronos, Inc. (a)                                                17,000                  612,000

Merisel, Inc. (a)                                               151,000                 396,375

MICROS Systems, Inc. (a)                                        65,000                  1,434,063

Savoir Technology Group, Inc. (a)                               70,000                  643,125

                                                                                        3,514,188

ELECTRONIC INSTRUMENTS - 0.3%

Aeroflex, Inc. (a)                                              155,000                 1,743,750

Optical Coating Laboratories, Inc.                              26,000                  432,250

                                                                                        2,176,000

ELECTRONICS - 2.5%

Applied Micro Circuits Corp.                                    79,000                  1,896,000

CTS Corp.                                                       89,000                  2,636,625

Esterline Technologies Corp. (a)                                60,000                  1,200,000

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

NeoMagic Corp. (a)                                              150,000                $ 2,512,500

Triumph Group, Inc. (a)                                         44,000                  1,424,500

World Access, Inc. (a)                                          300,000                 6,412,500

                                                                                        16,082,125

TOTAL TECHNOLOGY                                                                        84,706,178

TRANSPORTATION - 3.7%

AIR TRANSPORTATION - 2.5%

Alaska Air Group, Inc. (a)                                      119,000                 4,276,563

America West Holding Corp. Class B (a)                          224,000                 3,444,000

Atlantic Coast Airlines Holdings, Inc. (a)                      38,000                  912,000

Mesaba Holdings, Inc. (a)                                       30,000                  547,500

Midwest Express Holdings, Inc. (a)                              86,500                  2,735,563

SkyWest, Inc.                                                   151,000                 3,850,500

                                                                                        15,766,126

RAILROADS - 0.5%

MotivePower Industries, Inc. (a)                                105,000                 2,670,938

Westinghouse Air Brake Co.                                      37,000                  795,500

                                                                                        3,466,438

TRUCKING & FREIGHT - 0.7%

Carey International, Inc. (a)                                   35,000                  625,625

Landstar System, Inc. (a)                                       40,000                  1,420,000

M.S. Carriers, Inc. (a)                                         34,000                  731,000

Rollins Truck Leasing Corp.                                     123,000                 1,429,875

                                                                                        4,206,500

TOTAL TRANSPORTATION                                                                    23,439,064

UTILITIES - 2.8%

CELLULAR - 0.1%

Iridium World Communications Ltd. Class A (a)                   5,400                   256,500

ELECTRIC UTILITY - 2.1%

Calpine Corp. (a)                                               76,000                  1,691,000

CLECO Corp.                                                     50,000                  1,690,625

Rochester Gas & Electric Corp.                                  170,000                 4,951,250

COMMON STOCKS - CONTINUED

                                                               SHARES                  VALUE (NOTE 1)

UTILITIES - CONTINUED

ELECTRIC UTILITY - CONTINUED

SIGCORP, Inc.                                                   30,000                 $ 1,029,375

United Illuminating Co.                                         84,000                  4,116,000

                                                                                        13,478,250

GAS - 0.6%

MDU Resources Group, Inc.                                       66,700                  1,771,719

North Carolina Natural Gas                                      12,000                  298,500

Southern Union Co.                                              20,000                  463,750

Southwest Gas Corp.                                             60,000                  1,421,250

                                                                                        3,955,219

TOTAL UTILITIES                                                                         17,689,969

TOTAL COMMON STOCKS                                                                    586,034,751
(Cost $517,180,487)


CONVERTIBLE PREFERRED STOCKS - 0.1%



CONSTRUCTION & REAL ESTATE - 0.1%

REAL ESTATE INVESTMENT TRUSTS - 0.1%

Kimco Realty Corp. Series D $1.875                              16,200                  413,100
(Cost $335,936)


CLOSED-END INVESTMENT COMPANIES - 3.9%



AIM Eastern Europe Fund                           29,933                 173,986

Austria Fund, Inc.                                342,400                3,402,600

Brazil Fund, Inc.                                 37,000                 508,750

Central European Equity Fund, Inc.                50,000                 653,125

Chile Fund, Inc.                                  29,000                 271,875

Emerging Germany Fund, Inc.                       125,000                1,679,688

Emerging Markets Infrastructure Fund, Inc.        200,000                1,387,500

Emerging Markets Telecommunication Fund, Inc.     40,000                 390,000

First Australia Fund, Inc.                        33,000                 216,563

Growth Fund of Spain, Inc.                        95,000                 2,095,938

Italy Fund, Inc. (The)                            170,000                2,295,000

Mexico Fund, Inc. (The)                           45,000                 506,250

Morgan Stanley Asia-Pacific Fund, Inc.            65,000                 455,000

Morgan Stanley Emerging Markets Fund, Inc.        46,000                 365,125

CLOSED-END INVESTMENT COMPANIES - CONTINUED

                                                 SHARES                 VALUE (NOTE 1)

New Germany Fund, Inc. (The)                      275,000               $ 4,485,938

Portugal Fund, Inc.                               50,000                 953,125

Scudder New Asia Fund, Inc.                       20,000                 177,500

Scudder New Europe Fund, Inc.                     28,000                 525,000

Singapore Fund, Inc.                              19,000                 121,125

Southern Africa Fund, Inc.                        25,200                 258,300

Spain Fund, Inc.                                  150,000                2,550,000

Taiwan Fund, Inc.                                 85,000                 1,184,688

TOTAL CLOSED-END INVESTMENT COMPANIES                                    24,657,076
(Cost $25,395,641)



U.S. TREASURY OBLIGATIONS - 0.2%

                                                 PRINCIPAL
                                                 AMOUNT

U.S. Treasury Bills, yield at date of purchase   $ 1,250,000        1,240,558
3.66 to 3.86% 1/7/99
(Cost $1,241,245)



CASH EQUIVALENTS - 3.9%

                                       SHARES


Taxable Central Cash Fund (b)           25,279,478                  25,279,478
(Cost $25,279,478)

TOTAL INVESTMENT IN SECURITIES - 100%                             $ 637,624,963
(Cost $569,432,787)


LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $569,447,149. Net unrealized appreciation aggregated $68,177,814, of which $106,315,842 related to appreciated investment securities and $38,138,028 related to depreciated investment securities.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                           OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $569,432,787) -                 $ 637,624,963
SEE ACCOMPANYING SCHEDULE

RECEIVABLE FOR INVESTMENTS SOLD                                           168,669

RECEIVABLE FOR FUND SHARES SOLD                                           2,790,796

DIVIDENDS RECEIVABLE                                                      179,472

INTEREST RECEIVABLE                                                       212,343

REDEMPTION FEES RECEIVABLE                                                618

OTHER RECEIVABLES                                                         256,933

 TOTAL ASSETS                                                             641,233,794

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 1,603,619

PAYABLE FOR FUND SHARES REDEEMED                             790,963

ACCRUED MANAGEMENT FEE                                       200,901

OTHER PAYABLES AND ACCRUED EXPENSES                          205,417

 TOTAL LIABILITIES                                                        2,800,900

NET ASSETS                                                               $ 638,432,894

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 661,470,030

UNDISTRIBUTED NET INVESTMENT INCOME                                       2,704,517

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (93,933,829)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 68,192,176

NET ASSETS, FOR 50,645,656 SHARES OUTSTANDING                            $ 638,432,894

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                      $12.61
PER SHARE ($638,432,894 (DIVIDED BY) 50,645,656 SHARES)



STATEMENT OF OPERATIONS
                                        SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                         $ 3,186,278
DIVIDENDS

INTEREST                                                                   2,727,605

 TOTAL INCOME                                                              5,913,883

EXPENSES

MANAGEMENT FEE                                            $ 2,390,555
BASIC FEE

 PERFORMANCE ADJUSTMENT                                    (306,311)

TRANSFER AGENT FEES                                        1,058,561

ACCOUNTING FEES AND EXPENSES                               188,456

NON-INTERESTED TRUSTEES' COMPENSATION                      1,483

CUSTODIAN FEES AND EXPENSES                                17,570

REGISTRATION FEES                                          44,866

AUDIT                                                      20,640

LEGAL                                                      3,575

MISCELLANEOUS                                              1,909

 TOTAL EXPENSES BEFORE REDUCTIONS                          3,421,304

 EXPENSE REDUCTIONS                                        (69,983)        3,351,321

NET INVESTMENT INCOME                                                      2,562,562

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                     (73,395,232)

 FOREIGN CURRENCY TRANSACTIONS                             147

 FUTURES CONTRACTS                                         (19,527,547)    (92,922,632)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                     (152,757,577)

 FUTURES CONTRACTS                                         (882,943)       (153,640,520)

NET GAIN (LOSS)                                                            (246,563,152)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ (244,000,590)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   YEAR ENDED
                                                         OCTOBER 31, 1998   APRIL 30,
                                                         (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 2,562,562        $ 4,550,040
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (92,922,632)       86,477,045

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (153,640,520)      167,147,569

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (244,000,590)      258,174,654
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (1,508,297)        (5,800,797)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (31,207,161)       (53,690,763)

 TOTAL DISTRIBUTIONS                                      (32,715,458)       (59,491,560)

SHARE TRANSACTIONS                                        161,852,361        606,422,745
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            32,480,280         59,048,723

 COST OF SHARES REDEEMED                                  (197,955,678)      (397,131,032)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (3,623,037)        268,340,436
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           199,982            882,960

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (280,139,103)      467,906,490

NET ASSETS

 BEGINNING OF PERIOD                                      918,571,997        450,665,507

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 638,432,894      $ 918,571,997
INCOME OF $2,704,517 AND $2,114,416, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     11,341,535         37,016,611

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,980,508          3,782,147

 REDEEMED                                                 (13,399,468)       (24,590,359)

 NET INCREASE (DECREASE)                                  (77,425)           16,208,399




FINANCIAL HIGHLIGHTS
                              SIX MONTHS ENDED                   YEARS ENDED APRIL 30,
                              OCTOBER 31, 1998

                              (UNAUDITED)       1998       1997       1996       1995       1994 E
SELECTED PER-SHARE DATA

NET ASSET VALUE,              $ 18.11           $ 13.06    $ 13.89    $ 10.93    $ 10.61    $ 10.00
BEGINNING OF PERIOD

INCOME FROM
INVESTMENT OPERATIONS

 NET INVESTMENT INCOME         .05 D             .10 D      .06 D      .07        .05        .02

 NET REALIZED AND              (4.90)            6.20       (.39)      3.74       .28        .65
 UNREALIZED GAIN (LOSS)

 TOTAL FROM INVESTMENT         (4.85)            6.30       (.33)      3.81       .33        .67
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET                      (.03)             (.13)      (.01)      (.08)      (.01)      -
 INVESTMENT INCOME

 IN EXCESS OF NET              -                 -          -          -          -          (.02)
 INVESTMENT INCOME

 FROM NET REALIZED GAIN        (.62)             (1.14)     (.51)      (.77)      -          -

 IN EXCESS OF NET              -                 -          -          -          -          (.04)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (.65)             (1.27)     (.52)      (.85)      (.01)      (.06)

REDEMPTION FEES ADDED          -                 .02        .02        -          -          -
TO PAID IN CAPITAL

NET ASSET VALUE, END          $ 12.61           $ 18.11    $ 13.06    $ 13.89    $ 10.93    $ 10.61
OF PERIOD

TOTAL RETURN B, C              (27.61)%          50.21%     (2.38)%    35.72%     3.12%      6.70%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD     $ 638,433         $ 918,572  $ 450,666  $ 554,573  $ 562,736  $ 661,804
(000 OMITTED)

RATIO OF EXPENSES TO           .90% A            1.01%      .95%       1.01%      .97%       1.20% A
AVERAGE NET ASSETS

RATIO OF EXPENSES TO           .88% A, F         .97% F     .90% F     .99% F     .90% F     1.18% A, F
AVERAGE NET ASSETS AFTER
EXPENSE REDUCTIONS

RATIO OF NET INVESTMENT        .68% A            .63%       .41%       .39%       .40%       .03% A
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        98% A             88%        176%       192%       182%       210% A


A ANNUALIZED
B THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FOR THE PERIOD JUNE 28, 1993 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1994.
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Small Cap Selector (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, passive foreign investment companies (PFIC), market discount, partnerships, non-taxable dividends and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to 1.50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company
(FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
2. OPERATING POLICIES - CONTINUED
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $354,263,735 and $325,973,239, respectively.
The market value of futures contracts opened and closed during the period amounted to $322,694,483 and $396,518,493, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .35%. In the event that these rates were lower
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. For the period, the management fee was equivalent to an annualized rate of .55% of average net assets after the performance adjustment.
SALES LOAD. Effective September 30, 1998, the fund eliminated its 3% sales charge. For the period, Fidelity Distributors Corporation, an affiliate of FMR and the general distributor of the fund, received sales charges of $203,175 on sales of shares of the fund of which $73 was paid to securities dealers, banks and other financial institutions.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $32,942 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $49,404 under this arrangement.
In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian and transfer agent fees were reduced by $3,254 and $17,325, respectively, under these arrangements.

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Bradford Lewis, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

SCS-SANN-1298  66956
1.538515.101

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity Fifty SM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuantSM Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC)
Corporate Headquarters
www.fidelity.com


(2_FIDELITY_LOGOS)

FIDELITY
SMALL CAP STOCK
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy, and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  20  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 24  Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998                      PAST 6   LIFE OF
                                                    MONTHS   FUND

FIDELITY SMALL CAP STOCK                            -26.73%  -22.70%

FIDELITY SMALL CAP STOCK (INCL. 3.00% TRADING FEE)  -28.93%  -25.02%

Russell 2000 (registered trademark)                 -21.20%  -18.53%

Small Cap Funds Average                             -22.55%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, or since the fund started on March 12, 1998. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Russell 2000 Index - an unmanaged index of 2,000 small capitalization stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the small cap funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 657 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

$10,000 OVER LIFE OF FUND
             Small Cap Stock             Russell 2000
             00340                       RS002
  1998/03/12      10000.00                    10000.00
  1998/03/31      10620.00                    10282.00
  1998/04/30      10550.00                    10338.90
  1998/05/31      10030.00                     9782.07
  1998/06/30       9970.00                     9802.65
  1998/07/31       9170.00                     9009.09
  1998/08/31       7040.00                     7259.71
  1998/09/30       7330.00                     7827.84
  1998/10/30       7498.00                     8147.08
IMATRL PRASUN   SHR__CHT 19981031 19981120 154558 R00000000000011

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Small Cap Stock Fund on March 12, 1998, when the fund started and the current 3.00% trading fee was paid. As the chart shows, by October 31, 1998, the value of the investment would have been $7,498 - a 25.02% decrease on the initial investment. For comparison, look at how the Russell 2000 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have been $8,147 - a 18.53% decrease.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW



MARKET RECAP
Thanks to two interest-rate cuts by
the Federal Reserve Board, a brighter
corporate earnings outlook and
new measures to control plummeting
economies worldwide, the U.S. stock
market rebounded strongly in the
final month of the six-month period
ending October 31, 1998. For the
period, the Standard & Poor's 500
Index - a market-capitalization
weighted index of 500 widely held
U.S. stocks - returned -0.41%,
a marked improvement over the
-6.97% return for the six-month
period ending September 30, 1998.
As investors are well aware,
extreme volatility was the rule rather
than the exception for the past six
months. Despite the Asian economic
difficulties that plagued the rest of
the world, the U.S. market posted a
strong second quarter, culminating
in a record-high Dow Jones
Industrial Average - an index of 30
blue-chip stocks - of 9337.97
points on July 17. Just six weeks
later, however, evidence that the
bull market may have made its last
charge was reinforced on August 31,
when the Dow plunged 512.61
points - erasing all previous gains
for the year. Anxious to stave off the
effects of a bear market - as well as
the impact of turbulent international
and emerging markets - the Fed
dropped the fed funds rate by 0.25%
on September 29, then, in a surprise
move, slashed rates another
quarter-point on October 15,
sparking the Dow to a 9.73%
return for the month of October.
An interview with Paul Antico, Portfolio Manager of Fidelity Small Cap
Stock Fund
Q. HOW DID THE FUND PERFORM, PAUL?
A. For the six months that ended October 31, 1998, the fund returned -26.73%. The small cap funds average returned -22.55% during the same period, according to Lipper Analytical Services, and the Russell 2000 returned -21.20%. From its inception on March 12, 1998 through October 31, 1998, the fund returned -22.70%, while the Russell 2000 returned -18.53%.
Q. WHAT'S THE MARKET ENVIRONMENT BEEN LIKE DURING THE PAST SIX MONTHS?
A. Obviously, the market experienced great volatility and its most severe decline in the past several years. The performance of small-cap stocks was even worse than the broad-based market, with the Russell 2000 index of small-cap companies declining substantially more than either the Standard & Poor's 500 Index or the Dow Jones Industrial Average. In fact, many small companies experienced declines of 50% or more. From my perspective, not all of the poor performers suffered from weak fundamental business conditions. This led to some tremendous buying opportunities for the fund, given the ability of our research team to categorize the decliners by whether or not their fundamentals justified the drop in their stock prices.
Q. WHY DID THE FUND UNDERPERFORM ITS PEER GROUP DURING THE PERIOD?
A. The fund held a number of companies whose stock prices experienced severe one- or two-day declines. The market viciously punished companies that disappointed expectations, particularly small-caps, whether or not the reasons were legitimate. In certain cases, I underestimated the severity of the market's reaction to "minor missteps" by certain companies. I subsequently reduced the number of securities held in the fund to improve manageability and more closely scrutinize holdings, and to weed out any companies expected to experience similar "missteps" in the future. On the flip side, the fund did take advantage of the significant declines in the prices of small-cap stocks - if long-term fundamentals remained promising - to add to positions. This practice showed some positive effects in October.
Q. WHICH HOLDINGS HELPED PERFORMANCE?
A. One of the best performers in the fund also happened to be its No. 1 holding for much of the period, Gemstar International. The license holder of the "VCR+" standard and on-screen interactive TV programming guides continued to demonstrate the importance of its technology to service providers and consumers around the globe. It also successfully defended itself from a hostile takeover effort by a subsidiary of cable-TV giant Tele-Communications, Inc. In addition, the fund benefited from RealNetworks, the leader in audio and video technology for the Internet, which expanded its reach, introduced a more advanced version of its core product and continued to hold a dominant market share. National Record Mart and Transworld Entertainment Corp. both benefited from the strong rebound in the music retailing industry and were sold from the portfolio at a profit.
Q. WHICH HOLDINGS HURT PERFORMANCE?
A. Two holdings were particularly detrimental to performance. Sirrom Capital, a specialty finance company, experienced a decline in its stock price of over 75%, as its portfolio began to experience a greater rate of "problem" assets and a decrease in the value of its warrant portfolio in a weak IPO market. Another disappointment was ESC Medical, a maker of laser products used primarily for cosmetic treatments. A sudden slowdown in the growth of its core products, combined with integration problems from a major acquisition, brought the stock down by about 75%. At the time, I deemed the complete sale of both of these securities to be the most prudent option, given the individual circumstances surrounding each company. Cyberonics, another disappointment, is an example of the type of stock that declined due to short-term disruptions, despite excellent fundamental valuations. This company produces a device that reduces the severity of epileptic seizures. I took the opportunity to buy more shares, and the price did recover somewhat in October.
Q. WHAT'S YOUR OUTLOOK?
A. My outlook is positive, albeit cautious. Having demonstrated in October some success in sorting out the winners from the losers in a volatile environment, the fund's positioning in its top holdings is somewhat more aggressive, while the number of securities held continues to be kept lower than during the prior period. Despite a sharp rebound in the overall market, and even more so in the small-cap arena, the fund continues to find significantly more opportunities in the "wreckage" of the market's prior decline, as well as in the winners. Individual stock selection has become much more important in this environment.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

PAUL ANTICO ON HIS
INVESTMENT STYLE AND
STRATEGY IN A VOLATILE MARKET
ENVIRONMENT:
"With the market so reactive to
short-term events and my focus on
managing the fund for long-term
growth, the current environment
has forced me to be much more
cautious and pay greater attention
to short-term factors affecting a
company's stock. I don't try to time
the market overall, but if I believe
the company's short-term prospects
aren't as strong as its long-term
prospects, I may hold off on the
purchase to take advantage of a
possible drop in the stock price.
In this volatile market with plenty
of short-term disruptions, the
decision whether to hold or sell the
fund's positions depends on the
severity of the disruption, the
potential market reaction, the
anticipated long-term growth
potential and the fund's cost to
sell the stock. I also pay attention
to the number of holdings in the
fund, ensuring that it's both
well-diversified and manageable.
The bottom line has to be
maintaining a long-term view,
making sure fundamental
valuations are attractive and focusing
on shareholder return."
NOTE TO SHAREHOLDERS: Effective
November 18, 1998, shares of
Fidelity Small Cap Stock Fund will
be available to the fund's
shareholders for additional
purchases into existing accounts.
FUND FACTS
GOAL: to increase the value of
the investment over the long term
by investing primarily in equity
securities of companies with
small market capitalizations
FUND NUMBER: 340
TRADING SYMBOL: FSLCX
START DATE: March 12, 1998
SIZE: as of October 31, 1998
more than $499 million
MANAGER: Paul Antico, since
inception; manager, Fidelity
Select Consumer Industries
Portfolio, 1997-1998; Fidelity
Advisor Consumer Industries
Fund, 1997-1998; Fidelity
Select Industrial Equipment
Portfolio, 1996-1997; Fidelity
Select Developing
Communications Portfolio,
1993-
1996; joined Fidelity in 1991
(checkmark)


INVESTMENT CHANGES




TOP TEN STOCKS AS OF OCTOBER 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

Gemstar International Group Ltd.        4.9           1.8

IMAX Corp.                              3.6           1.5

TCA Cable TV, Inc.                      3.6           0.7

Maxwell Technologies, Inc.              3.1           1.4

Videotron Group Ltd. (sub. vtg.)        2.8           1.4

AgriBioTech, Inc.                       2.7           0.0

Party City Corp.                        2.4           0.6

Cable Michigan, Inc.                    1.7           0.2

Medialink Worldwide, Inc.               1.7           0.7

Inter-Tel, Inc.                         1.6           0.9


TOP FIVE MARKET SECTORS AS OF OCTOBER 31, 1998

                                                % OF FUND'S   % OF FUND'S INVESTMENTS
                                                INVESTMENTS   IN THESE MARKET SECTORS
                                                              6 MONTHS AGO

MEDIA & LEISURE                                  18.0          12.6

TECHNOLOGY                                       16.9          15.4

DURABLES                                         10.0          4.5

RETAIL & WHOLESALE                               9.6           5.9

CONSTRUCTION & REAL ESTATE                       6.8           7.9


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

AS OF OCTOBER 31, 1998 * AS OF APRIL 30, 1998 **
ROW: 1, COL: 1, VALUE: 11.1
ROW: 1, COL: 2, VALUE: 1.8
ROW: 1, COL: 3, VALUE: 87.09999999999999
STOCKS 87.1%
CONVERTIBLE
SECURITIES 1.8%
SHORT-TERM
INVESTMENTS 11.1%
*FOREIGN
INVESTMENTS 20.8%
STOCKS AND
EQUITY FUTURES 95.7%
CONVERTIBLE
SECURITIES 0.4%
SHORT-TERM
INVESTMENTS 3.9%
**FOREIGN
INVESTMENTS 20.4%
ROW: 1, COL: 1, VALUE: 3.9
ROW: 1, COL: 2, VALUE: 1.4
ROW: 1, COL: 3, VALUE: 94.7




INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 87.1%

                                                       SHARES                    VALUE (NOTE 1)

AEROSPACE & DEFENSE - 1.8%

AEROSPACE & DEFENSE - 1.3%

Alliant Techsystems, Inc. (a)                           39,900                   $ 2,793,000

BE Aerospace, Inc. (a)                                  70,000                    1,505,000

Orbital Sciences Corp. (a)                              65,100                    2,148,300

                                                                                  6,446,300

DEFENSE ELECTRONICS - 0.2%

Alpha Industries, Inc. (a)                              57,500                    955,938

SHIP BUILDING & REPAIR - 0.3%

Avondale Industries, Inc. (a)                           49,700                    1,295,306

Newport News Shipbuilding, Inc.                         10,000                    263,125

                                                                                  1,558,431

TOTAL AEROSPACE & DEFENSE                                                         8,960,669

BASIC INDUSTRIES - 1.8%

CHEMICALS & PLASTICS - 1.0%

Crompton & Knowles Corp.                                54,800                    880,225

MacDermid, Inc.                                         105,300                   3,856,613

                                                                                  4,736,838

METALS & MINING - 0.5%

AFC Cable Systems, Inc. (a)                             50,300                    1,238,638

General Cable Corp.                                     60,000                    1,185,000

                                                                                  2,423,638

PAPER & FOREST PRODUCTS - 0.3%

Mercer International, Inc. (SBI)                        271,200                   1,610,250

TOTAL BASIC INDUSTRIES                                                            8,770,726

CONSTRUCTION & REAL ESTATE - 6.8%

BUILDING MATERIALS - 1.9%

Giant Cement Holding, Inc. (a)                          56,700                    1,183,613

Lone Star Industries, Inc.                              30,100                    2,120,169

Ruberoid PLC                                            250,000                   334,900

Southdown, Inc.                                         41,540                    2,261,334

St. Lawrence Cement, Inc. Class A                       334,400                   3,478,592

                                                                                  9,378,608

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

CONSTRUCTION & REAL ESTATE - CONTINUED

CONSTRUCTION - 0.6%

Geotop Corp.                                            200,000                  $ 842,015

Wimpey George PLC                                       1,000,000                 1,892,185

                                                                                  2,734,200

REAL ESTATE - 1.4%

Boardwalk Equities, Inc. (a)                            672,700                   7,106,754

REAL ESTATE INVESTMENT TRUSTS - 2.9%

Alexandria Real Estate Equities, Inc.                   73,900                    1,972,206

Amresco Capital Trust, Inc.                             123,500                   1,003,438

Arden Realty Group, Inc.                                45,000                    973,125

Bedford Property Investors, Inc.                        21,700                    387,888

Home Properties of N.Y., Inc.                           68,100                    1,830,188

Innkeepers USA Trust                                    152,700                   1,756,050

Ocwen Asset Investment Corp.                            299,800                   1,199,200

Omega Healthcare Investors, Inc.                        70,000                    2,170,000

Redwood Trust, Inc.                                     216,900                   2,982,375

                                                                                  14,274,470

TOTAL CONSTRUCTION & REAL ESTATE                                                  33,494,032

DURABLES - 10.0%

AUTOS, TIRES, & ACCESSORIES - 1.4%

Breed Technologies, Inc.                                157,000                   1,324,688

Discount Auto Parts, Inc. (a)                           40,900                    986,713

Gentex Corp. (a)                                        90,300                    1,326,281

Monro Muffler Brake, Inc.                               80,000                    560,000

Pep Boys-Manny, Moe & Jack                              75,000                    1,171,875

Safety Components International, Inc. (a)               97,500                    1,365,000

                                                                                  6,734,557

CONSUMER ELECTRONICS - 5.2%

Fossil, Inc. (a)                                        85,000                    1,556,563

Gemstar International Group Ltd. (a)                    446,700                   24,400,970

                                                                                  25,957,533

HOME FURNISHINGS - 0.2%

Heilig-Meyers Co.                                       120,200                   924,038

TEXTILES & APPAREL - 3.2%

Cutter & Buck, Inc. (a)                                 196,600                   5,111,600

Fruit of the Loom, Inc. Class A (a)                     100,000                   1,525,000

House of Fraser PLC                                     587,500                   639,450

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Jeans Mate Corp.                                        61,200                   $ 990,581

Kellwood Co.                                            23,600                    643,100

Stride Rite Corp.                                       12,400                    113,150

Tefron Ltd. (a)(c)                                      760,600                   6,702,788

                                                                                  15,725,669

TOTAL DURABLES                                                                    49,341,797

ENERGY - 1.5%

ENERGY SERVICES - 0.9%

Det Sondenfjelds-Norske Dampskibselskab Series A (a)    115,000                   1,644,386

Input/Output, Inc. (a)                                  190,000                   1,686,250

KBC Advanced Technologies PLC                           415,000                   1,320,343

                                                                                  4,650,979

OIL & GAS - 0.6%

Beau Canada Exploration Ltd.                            9,000                     11,083

Crestar Energy, Inc. (a)                                64,200                    715,691

Frontier Oil Corp. (a)                                  380,800                   2,189,600

                                                                                  2,916,374

TOTAL ENERGY                                                                      7,567,353

FINANCE - 3.0%

BANKS - 0.4%

Hanmi Bank (a)                                          44,878                    605,853

Westamerica Bancorp.                                    34,200                    1,137,150

                                                                                  1,743,003

CREDIT & OTHER FINANCE - 1.9%

Capital Trust Class A (a)                               296,100                   1,813,613

Federal Agricultural Mortgage Corp. Class C (a)         16,100                    611,800

Long Beach Financial Corp. (a)                          206,500                   1,484,219

Medallion Financial Corp.                               269,950                   4,791,613

Resource Bancshares Mortgage Group, Inc.                47,000                    693,250

                                                                                  9,394,495

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

FINANCE - CONTINUED

INSURANCE - 0.7%

Enhance Financial Services Group, Inc.                  60,000                   $ 1,473,750

Mutual Risk Management Ltd.                             60,000                    2,028,750

                                                                                  3,502,500

TOTAL FINANCE                                                                     14,639,998

HEALTH - 3.0%

DRUGS & PHARMACEUTICALS - 1.8%

Alkermes, Inc. (a)                                      131,300                   2,560,350

Cytyc Corp. (a)                                         320,900                   5,375,075

NBTY, Inc. (a)                                          99,200                    793,600

                                                                                  8,729,025

MEDICAL EQUIPMENT & SUPPLIES - 1.2%

Cyberonics, Inc. (a)                                    650,100                   3,900,600

I-Stat Corp. (a)                                        149,100                   1,146,206

Resmed, Inc. (a)                                        20,900                    1,065,900

                                                                                  6,112,706

TOTAL HEALTH                                                                      14,841,731

INDUSTRIAL MACHINERY & EQUIPMENT - 4.0%

ELECTRICAL EQUIPMENT - 3.1%

Avid Technology, Inc. (a)                               310,000                   8,021,250

Fuso Dentsu Co. Ltd.                                    245,600                   951,528

Pinnacle Systems (a)                                    147,500                   5,015,000

VWR Scientific Products Corp. (a)                       65,400                    1,590,038

                                                                                  15,577,816

INDUSTRIAL MACHINERY & EQUIPMENT - 0.7%

Badger Daylighting, Inc. (a)                            200,800                   1,047,663

Case Corp.                                              19,600                    431,200

Fuji Machine Manufacturing Co. Ltd.                     45,000                    1,328,885

Kaydon Corp.                                            20,000                    702,500

                                                                                  3,510,248

POLLUTION CONTROL - 0.2%

Waste Industries, Inc. (a)                              35,000                    818,125

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                            19,906,189

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

MEDIA & LEISURE - 18.0%

BROADCASTING - 9.7%

Cable Michigan, Inc. (a)                                231,200                  $ 8,641,100

CD Radio, Inc. (a)                                      108,500                   3,295,688

Moviefone, Inc. Class A (a)                             209,800                   1,783,300

Scandinavian Broadcasting Corp. (a)                     46,300                    1,064,900

Scottish Radio Holdings PLC                             45,800                    350,483

TCA Cable TV, Inc.                                      640,600                   17,736,613

TVA Group, Inc. Class B (a)                             125,100                   1,086,486

Videotron Group Ltd. (sub. vtg.)                        1,100,900                 14,092,148

                                                                                  48,050,718

ENTERTAINMENT - 5.6%

Cinar Films, Inc. Class B (sub. vtg.) (a)               33,600                    734,980

IMAX Corp. (a)                                          701,400                   17,888,450

King World Productions, Inc. (a)                        255,600                   6,709,500

Premier Parks, Inc. (a)                                 56,200                    1,246,938

Toolex International NV (a)                             116,500                   1,085,927

                                                                                  27,665,795

LEISURE DURABLES & TOYS - 0.4%

Coachmen Industries, Inc.                               46,400                    1,073,000

T-HQ, Inc. (a)                                          50,000                    1,078,125

                                                                                  2,151,125

LODGING & GAMING - 0.6%

Hanover International PLC                               750,000                   1,029,818

Players International, Inc. (a)                         395,600                   1,706,025

                                                                                  2,735,843

PUBLISHING - 0.2%

Johnston Press PLC                                      300,000                   969,536

RESTAURANTS - 1.5%

CEC Entertainment, Inc. (a)                             70,800                    2,000,100

Friendly Ice Cream Corp.                                192,500                   1,215,156

Morton's Restaurant Group, Inc. (a)                     35,800                    698,100

New World Coffee & Bagels, Inc. (a)(c)                  1,433,800                 1,433,800

Papa John's International, Inc. (a)                     15,100                    573,328

PJ America, Inc. (a)                                    53,900                    956,725

Sizzler International, Inc. (a)                         266,600                   616,513

                                                                                  7,493,722

TOTAL MEDIA & LEISURE                                                             89,066,739

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

NONDURABLES - 1.9%

FOODS - 1.6%

Corn Products International, Inc.                       45,300                   $ 1,291,050

Matthews (Bernard) PLC                                  803,000                   1,398,408

PIC International Group PLC                             850,000                   1,117,310

Raisio Group PLC                                        280,000                   3,784,160

                                                                                  7,590,928

TOBACCO - 0.3%

Consolidated Cigar Holdings, Inc. Class A (a)           140,200                   1,612,300

TOTAL NONDURABLES                                                                 9,203,228

PRECIOUS METALS - 0.5%

Euro-Nevada Mining Corp. Ltd.                           50,000                    780,997

Getchell Gold Corp. (a)                                 95,200                    1,666,000

                                                                                  2,446,997

RETAIL & WHOLESALE - 9.1%

APPAREL STORES - 0.8%

AnnTaylor Stores Corp. (a)                              54,900                    1,592,100

Chicos Fas, Inc. (a)                                    70,700                    1,113,525

Stage Stores, Inc. (a)                                  100,000                   1,325,000

                                                                                  4,030,625

GENERAL MERCHANDISE STORES - 2.9%

David Jones Ltd.                                        1,727,100                 1,754,606

New Look Group PLC (a)(d)                               185,700                   444,665

Party City Corp. (a)(c)                                 711,100                   12,088,700

                                                                                  14,287,971

GROCERY STORES - 0.3%

Dominicks Supermarkets, Inc. (a)                        27,700                    1,352,106

Whittard of Chelsea PLC                                 70,000                    128,937

                                                                                  1,481,043

RETAIL & WHOLESALE, MISCELLANEOUS - 5.1%

Action Performance Companies, Inc. (a)                  249,500                   7,453,813

AgriBioTech, Inc. (a)                                   946,500                   13,546,781

AgriBioTech, Inc. warrants 1/22/99 (a)                  60,000                    48,750

Barbeques Galore Ltd. sponsored ADR                     228,500                   949,703

Don Quijote Co. Ltd.                                    23,900                    1,749,032

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

RETAIL & WHOLESALE - CONTINUED

RETAIL & WHOLESALE, MISCELLANEOUS - CONTINUED

Forzani Group Ltd. (a)                                  94,600                   $ 183,939

Yamada Denki Co. Ltd.                                   80,000                    1,446,406

                                                                                  25,378,424

TOTAL RETAIL & WHOLESALE                                                          45,178,063

SERVICES - 6.0%

LEASING & RENTAL - 0.9%

Avis Europe PLC                                         151,400                   661,685

Avis Rent A Car, Inc. (a)                               183,100                   3,730,663

                                                                                  4,392,348

PRINTING - 0.3%

Schawk, Inc. Class A                                    100,800                   1,392,300

SERVICES - 4.8%

Childtime Learning Centers, Inc. (a)(c)                 522,800                   7,580,600

Diamond Technology Partners, Inc. Class A (a)           73,000                    939,875

Forrester Research, Inc. (a)                            22,500                    725,625

Hagler Bailly, Inc. (a)                                 28,200                    662,700

Harvey Nash Group PLC                                   550,500                   1,705,353

Medialink Worldwide, Inc. (a)(c)                        487,300                   8,284,100

Ritchie Bros. Auctioneers, Inc. (a)                     41,600                    1,040,000

Semcon AB                                               196,600                   1,704,362

Source Information Management Co. (a)                   229,500                   1,305,281

                                                                                  23,947,896

TOTAL SERVICES                                                                    29,732,544

TECHNOLOGY - 16.9%

COMMUNICATIONS EQUIPMENT - 3.0%

Centigram Communications Corp. (a)                      278,300                   1,843,738

Inter-Tel, Inc.                                         446,700                   8,068,519

Intermedia Communications, Inc. (a)                     131,100                   2,425,350

Natural Microsystems Corp. (a)                          10,000                    89,688

Plantronics, Inc. (a)                                   40,300                    2,294,581

                                                                                  14,721,876

COMPUTER SERVICES & SOFTWARE - 8.2%

Aspect Development, Inc. (a)                            30,000                    947,813

Autodesk, Inc.                                          29,800                    929,388

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

BEA Systems, Inc. (a)                                   60,700                   $ 1,189,341

Black Box Corp. (a)                                     25,000                    834,375

CheckFree Holdings Corp. (a)                            80,200                    1,260,644

Ciber, Inc. (a)                                         38,200                    749,675

Computer Power Group Ltd.                               700,000                   2,449,074

Concentric Network Corp. (a)                            35,000                    848,750

Cotelligent, Inc. (a)                                   59,400                    1,121,175

CSG Systems International, Inc. (a)                     30,000                    1,635,000

EIS International, Inc. (a)(c)                          1,173,500                 2,310,328

Electric Farm ASA                                       27,060                    59,243

Engineering Animation, Inc. (a)                         15,000                    657,188

Forsoft Ltd. (a)                                        27,000                    290,250

Fundtech Ltd.                                           180,000                   2,452,500

Gerber Scientific, Inc.                                 55,100                    1,246,638

International Telecom Data Systems, Inc.                49,400                    1,179,425

Mechanical Dynamics, Inc. (a)(c)                        615,500                   3,885,344

Mecon, Inc. (a)(c)                                      622,900                   4,048,850

QRS Corp. (a)                                           77,900                    2,960,200

RealNetworks, Inc.                                      50,000                    1,684,375

Resco AB Series B (c)                                   118,200                   1,958,311

Simware, Inc. (a)(c)                                    392,200                   1,470,750

Technology Solutions, Inc. (a)                          88,950                    1,067,400

Triad Group PLC                                         150,000                   984,606

Wind River Systems, Inc.                                29,900                    1,309,994

Yahoo Japan Corp. (a)                                   30                        1,201,033

                                                                                  40,731,670

ELECTRONIC INSTRUMENTS - 1.5%

JDS Fitel, Inc. (a)                                     90,000                    1,338,713

Sawtek, Inc. (a)                                        84,800                    1,711,900

Thermo Optek Corp.                                      156,000                   1,374,750

Thermoquest Corp. (a)                                   175,500                   1,776,938

Tokyo Seimitsu Co. Ltd.                                 45,000                    1,414,120

                                                                                  7,616,421

ELECTRONICS - 4.2%

Etec Systems, Inc. (a)                                  29,300                    992,538

Integrated Circuit Systems, Inc. (a)                    68,500                    907,625

International Rectifier Corp. (a)                       21,300                    191,700

Maxwell Technologies, Inc. (a)(c)                       588,700                   15,159,025

COMMON STOCKS - CONTINUED

                                                       SHARES                    VALUE (NOTE 1)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

Qlogic Corp. (a)                                        10,000                   $ 923,750

Rambus, Inc. (a)                                        6,600                     431,681

Semtech Corp. (a)                                       7,500                     178,594

Uniphase Corp. (a)                                      20,000                    990,000

Vtech Holdings Ltd.                                     250,000                   937,762

                                                                                  20,712,675

PHOTOGRAPHIC EQUIPMENT - 0.0%

Wescam, Inc. (a)                                        41,700                    113,514

TOTAL TECHNOLOGY                                                                  83,896,156

TRANSPORTATION - 0.6%

TRUCKING & FREIGHT - 0.6%

Landstar System, Inc. (a)                               25,000                    887,500

Mark VII, Inc. (a)                                      23,400                    374,400

USFreightways Corp.                                     75,200                    1,884,700

                                                                                  3,146,600

UTILITIES - 2.2%

CELLULAR - 1.8%

Metrocall, Inc. (a)                                     569,000                   2,276,000

SkyTel Communications, Inc. (a)                         400,510                   6,633,447

                                                                                  8,909,447

TELEPHONE SERVICES - 0.4%

e.spire Communications, Inc. (a)                        110,000                   1,320,000

GST Telecommunications, Inc. (a)                        110,000                   715,000

                                                                                  2,035,000

TOTAL UTILITIES                                                                   10,944,447

TOTAL COMMON STOCKS                                                 431,137,269
(Cost $493,193,141)



CONVERTIBLE BONDS - 1.8%

MOODY'S RATINGS                                     PRINCIPAL                VALUE (NOTE 1)
(UNAUDITED)                                         AMOUNT

INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%

ELECTRICAL EQUIPMENT - 1.3%

Antec Corp. 4.5% 5/15/03 (d)                B2      $ 6,925,000              $ 6,301,750

RETAIL & WHOLESALE - 0.5%

RETAIL & WHOLESALE, MISCELLANEOUS - 0.5%

Action Performance Companies, Inc. 4.75%    -        3,375,000                2,818,125
4/1/05 (d)

TOTAL CONVERTIBLE BONDS                                           9,119,875
(Cost $10,551,070)



CASH EQUIVALENTS - 11.1%

                                       SHARES

Taxable Central Cash Fund (b)           54,726,780                  54,726,780
(Cost $54,726,780)

TOTAL INVESTMENT IN SECURITIES - 100%               $ 494,983,924
(Cost $558,470,991)


LEGEND
(a) Non-income producing
(b) At period end, the seven-day yield on the Taxable Central Cash Fund was 4.96%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
(c) Affiliated company (see Note 6 of Notes to Financial Statements).
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $9,564,540 or 1.9% of net assets.

OTHER INFORMATION
Distribution of investments by country of issue, as a percentage of total value of investments in securities, is as follows:

United States of America              79.2%

Canada                                10.6

United Kingdom                        2.6

Japan                                 2.1

Israel                                2.0

Australia                             1.1

(Others individually less than 1%)      2.4

TOTAL                                 100.0%

INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $558,491,241. Net unrealized depreciation aggregated $63,507,317, of which $29,855,242 related to appreciated investment securities and $93,362,559 related to depreciated investment securities.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
                                                          OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $558,470,991) -                 $ 494,983,924
SEE ACCOMPANYING SCHEDULE

CASH                                                                      9,936

FOREIGN CURRENCY HELD AT VALUE (COST $302,694)                            302,694

RECEIVABLE FOR INVESTMENTS SOLD                                           10,981,562

DIVIDENDS RECEIVABLE                                                      252,983

INTEREST RECEIVABLE                                                       381,738

REDEMPTION FEES RECEIVABLE                                                10,696

PREPAID EXPENSES                                                          39,377

 TOTAL ASSETS                                                             506,962,910

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                           $ 6,580,278

PAYABLE FOR FUND SHARES REDEEMED                             489,887

ACCRUED MANAGEMENT FEE                                       283,986

OTHER PAYABLES AND ACCRUED EXPENSES                          167,284

 TOTAL LIABILITIES                                                        7,521,435

NET ASSETS                                                               $ 499,441,475

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                          $ 704,138,643

UNDISTRIBUTED NET INVESTMENT INCOME                                       755,694

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                     (141,969,688)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                 (63,483,174)
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 64,607,356 SHARES OUTSTANDING                            $ 499,441,475

NET ASSET VALUE AND OFFERING PRICE PER SHARE                              $7.73
($499,441,475 (DIVIDED BY) 64,607,356 SHARES) A


A REDEMPTION PRICE PER SHARE IS EQUAL TO NET ASSET VALUE LESS ANY
APPLICABLE REDEMPTION FEE.

STATEMENT OF OPERATIONS
                                            SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                             $ 2,189,529
DIVIDENDS

INTEREST                                                                       1,406,524

 TOTAL INCOME                                                                  3,596,053

EXPENSES

MANAGEMENT FEE                                                $ 2,308,649

TRANSFER AGENT FEES                                            684,505

ACCOUNTING FEES AND EXPENSES                                   168,418

NON-INTERESTED TRUSTEES' COMPENSATION                          1,107

CUSTODIAN FEES AND EXPENSES                                    69,526

REGISTRATION FEES                                              67,833

AUDIT                                                          14,000

LEGAL                                                          1,457

MISCELLANEOUS                                                  1,374

 TOTAL EXPENSES BEFORE REDUCTIONS                              3,316,869

 EXPENSE REDUCTIONS                                            (133,189)       3,183,680

NET INVESTMENT INCOME                                                          412,373

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES (INCLUDING REALIZED GAIN (LOSS) OF      (136,418,874)
 $1,115,399 ON SALE OF INVESTMENTS IN AFFILIATED ISSUERS)

 FOREIGN CURRENCY TRANSACTIONS                                 38,007

 FUTURES CONTRACTS                                             (3,187,085)     (139,567,952)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                         (67,495,686)

 ASSETS AND LIABILITIES IN FOREIGN CURRENCIES                  8,941

 FUTURES CONTRACTS                                             (786,593)       (68,273,338)

NET GAIN (LOSS)                                                                (207,841,290)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                               $ (207,428,917)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
                                                         SIX MONTHS ENDED   MARCH 12, 1998
                                                         OCTOBER 31, 1998   (COMMENCEMENT
                                                         (UNAUDITED)        OF OPERATIONS) TO
                                                                            APRIL 30,
                                                                            1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 412,373          $ 345,360
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (139,567,952)      (2,403,474)

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (68,273,338)       4,790,164

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (207,428,917)      2,732,050
FROM OPERATIONS

SHARE TRANSACTIONS                                        45,466,573         736,839,157
NET PROCEEDS FROM SALES OF SHARES

 COST OF SHARES REDEEMED                                  (78,806,876)       (1,611,538)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (33,340,303)       735,227,619
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           2,213,269          37,757

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 (238,555,951)      737,997,426

NET ASSETS

 BEGINNING OF PERIOD                                      737,997,426        -

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 499,441,475      $ 737,997,426
INCOME OF $755,694 AND $343,622, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     4,387,050          70,122,993

 REDEEMED                                                 (9,749,364)        (153,323)

 NET INCREASE (DECREASE)                                  (5,362,314)        69,969,670




FINANCIAL HIGHLIGHTS
                                                                   SIX MONTHS ENDED   YEAR ENDED
                                                                   OCTOBER 31, 1998   APRIL 30,

                                                                   (UNAUDITED)        1998 G
SELECTED PER-SHARE DATA

NET ASSET VALUE, BEGINNING OF PERIOD                               $ 10.55            $ 10.00

INCOME FROM INVESTMENT OPERATIONS

 NET INVESTMENT INCOME D                                            .01                .01

 NET REALIZED AND UNREALIZED GAIN (LOSS)                            (2.86)             .54

 TOTAL FROM INVESTMENT OPERATIONS                                   (2.85)             .55

REDEMPTION FEES ADDED TO PAID IN CAPITAL                            .03                -

NET ASSET VALUE, END OF PERIOD                                     $ 7.73            $ 10.55

TOTAL RETURN B, C                                                   (26.73)%           5.50%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF PERIOD (000 OMITTED)                            $ 499,441         $ 737,997

RATIO OF EXPENSES TO AVERAGE NET ASSETS                             1.05% A           1.50% A, E

RATIO OF EXPENSES TO AVERAGE NET ASSETS AFTER EXPENSE REDUCTIONS    1.00% A, F        1.48% A, F

RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS                .13% A            .67% A

PORTFOLIO TURNOVER RATE                                             186% A            75% A


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
G FOR THE PERIOD MARCH 12, 1998 (COMMENCEMENT OF OPERATIONS) TO APRIL
30, 1998.

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Small Cap Stock Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. Effective the close of business on May 14, 1998, the fund was closed to new accounts. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S.
dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. By so qualifying, the fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR) bears all organizational expenses except for registering and qualifying the fund and shares of the fund for distribution under federal and state securities law. These expenses are borne by the fund and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures transactions, foreign currency transactions, losses deferred due to wash sales and excise tax regulations. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
 TRADING (REDEMPTION) FEES. Shares held in the fund less than 3 years are subject to a trading fee equal to 3.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
2. OPERATING POLICIES -
CONTINUED
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency securities are transferred to an account of the fund, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Taxable Central Cash Fund (the
Cash Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities. Income distributions from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.
FUTURES CONTRACTS The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Losses may arise from changes in the value of the underlying instruments, or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $573,212,974 and $537,078,919, respectively.
The market value of futures contracts opened and closed during the period amounted to $0 and $116,315,322, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR receives a monthly basic fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The basic fee is subject to a performance adjustment (up to a maximum of (plus/minus).20% of the fund's average net assets over the performance period) based on the fund's investment performance as compared to the appropriate index over a specified period of time. The fund's performance adjustment will not take effect until March, 1999. For the period, the management fee was equivalent to an annualized rate of
 .74% of average net assets.
TRANSFER AGENT FEES Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $80,853 for the period.
5. EXPENSE REDUCTIONS.
FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $124,799 under this arrangement.
In addition, the fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, the fund's custodian fees were reduced by $8,390, under this arrangement.
6. TRANSACTIONS WITH AFFILIATED COMPANIES.
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

SUMMARY OF TRANSACTIONS WITH AFFILIATED COMPANIES
                                  PURCHASE      SALES              DIVIDEND            VALUE
AFFILIATE                         COST          COST               INCOME
Childtime Learning Centers, Inc.  $ 4,889,707   $ -                $                   $ 7,580,600
EIS International, Inc.             1,984,215     -                  -                   2,310,328
Maxwell Technologies, Inc.          6,656,864     4,262,040          -                   15,159,025
Mechanical Dynamics, Inc.           3,988,173     66,875             -                   3,885,344
Mecon, Inc.                         835,450       -                  -                   4,048,850
Medialink Worldwide, Inc.           4,338,681     -                  -                   8,284,100
National Record Mart, Inc.          -             357,778            -                   -
New World Coffee & Bagels, Inc..    922,554       175,623            -                   1,433,800
Party City Corp.                    1,681,880     986,250            -                   12,088,700
Resco AB Series B                   -             -                  -                   1,958,311
Simware, Inc.                       29,750        -                  -                   1,470,750
Spec's Music Inc.                   59,375        996,875            -                   -
Tefron Ltd.                         261,125       -                  -                   6,702,788
TOTALS                            $25,647,774   $ 6,845,441        $ -                 $ 64,922,596

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.
TO VISIT FIDELITY


For directions and hours,
please call 1-800-544-9797.
ARIZONA
7373 N. Scottsdale Road
Scottsdale, AZ
CALIFORNIA
815 East Birch Street
Brea, CA
851 East Hamilton Avenue
Campbell, CA
527 North Brand Boulevard
Glendale, CA
19100 Von Karman Avenue
Irvine, CA
10100 Santa Monica Blvd.
Los Angeles, CA
251 University Avenue
Palo Alto, CA
1760 Challenge Way
Sacramento, CA
7676 Hazard Center Drive
San Diego, CA
455 Market Street
San Francisco, CA
950 Northgate Drive
San Rafael, CA
1400 Civic Drive
Walnut Creek, CA
6300 Canoga Avenue
Woodland Hills, CA
COLORADO
1625 Broadway
Denver, CO
CONNECTICUT
48 West Putnam Avenue
Greenwich, CT
265 Church Street
New Haven, CT
300 Atlantic Street
Stamford, CT
29 South Main Street
West Hartford, CT
DELAWARE
222 Delaware Avenue
Wilmington, DE
FLORIDA
4400 N. Federal Highway
Boca Raton, FL
90 Alhambra Plaza
Coral Gables, FL
4090 N. Ocean Boulevard
Ft. Lauderdale, FL
1907 West State Road 434
Longwood, FL
8880 Tamiami Trail, North
Naples, FL
2401 PGA Boulevard
Palm Beach Gardens, FL
8065 Beneva Road
Sarasota, FL
1502 N. Westshore Blvd.
Tampa, FL
GEORGIA
3445 Peachtree Road, N.E.
Atlanta, GA
1000 Abernathy Road
Atlanta, GA
HAWAII
700 Bishop Street
Honolulu, HI
ILLINOIS
One North Franklin Street
Chicago, IL
1415 West 22nd Street
Oak Brook, IL
1700 East Golf Road
Schaumburg, IL
3232 Lake Avenue
Wilmette, IL
INDIANA
4729 East 82nd Street
Indianapolis, IN
MAINE
3 Canal Plaza
Portland, ME
MARYLAND
7401 Wisconsin Avenue
Bethesda, MD
1 West Pennsylvania Ave.
Towson, MD
MASSACHUSETTS
470 Boylston Street
Boston, MA
155 Congress Street
Boston, MA
25 State Street
Boston, MA
300 Granite Street
Braintree, MA
44 Mall Road
Burlington, MA
416 Belmont Street
Worcester, MA
MICHIGAN
280 North Woodward Ave.
Birmingham, MI
29155 Northwestern Hwy.
Southfield, MI
MINNESOTA
7600 France Avenue South
Edina, MN
MISSOURI
700 West 47th Street
Kansas City, MO
8885 Ladue Road
Ladue, MO
200 North Broadway
St. Louis, MO
NEW JERSEY
150 Essex Street
Millburn, NJ
56 South Street
Morristown, NJ
501 Route 17, South
Paramus, NJ
NEW YORK
1055 Franklin Avenue
Garden City, NY
999 Walt Whitman Road
Melville, L.I., NY
1271 Avenue of the Americas
New York, NY
71 Broadway
New York, NY
350 Park Avenue
New York, NY
NORTH CAROLINA
4611 Sharon Road
Charlotte, NC
2200 West Main Street
Durham, NC
OHIO
600 Vine Street
Cincinnati, OH
28699 Chagrin Boulevard
Woodmere Village, OH
OREGON
16850 SW 72 Avenue
Tigard, OR
PENNSYLVANIA
1735 Market Street
Philadelphia, PA
439 Fifth Avenue
Pittsburgh, PA
TENNESSEE
6150 Poplar Road
Memphis, TN
TEXAS
10000 Research Boulevard
Austin, TX
4017 Northwest Parkway
Dallas, TX
1155 Dairy Ashford Street
Houston, TX
2701 Drexel Drive
Houston, TX
400 East Las Colinas Blvd.
Irving, TX
14100 San Pedro
San Antonio, TX
19740 IH 45 North
Spring, TX
UTAH
215 South State Street
Salt Lake City, UT
VIRGINIA
8180 Greensboro Drive
McLean, VA
WASHINGTON
411 108th Avenue, N.E.
Bellevue, WA
511 Pine Street
Seattle, WA
WASHINGTON, DC
1900 K Street, N.W.
Washington, DC
WISCONSIN
595 North Barker Road
Brookfield, WI


INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Fidelity Management & Research
 (Far East) Inc., Tokyo, Japan
Fidelity Management & Research
 (U.K.) Inc., London, England
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Abigail P. Johnson, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

SLCX-SANN-1298  66792
1.711817.100

CUSTODIAN
Brown Brothers Harriman & Co.
Boston, MA
FIDELITY'S GROWTH FUNDS
Blue Chip Growth Fund
Capital Appreciation Fund
Contrafund
Contrafund II
Disciplined Equity Fund
Dividend Growth Fund
Emerging Growth Fund
Export and Multinational Fund
Fidelity FiftySM
Growth Company Fund
Large Cap Stock Fund
Low-Priced Stock Fund
Magellan(registered trademark) Fund
Mid-Cap Stock Fund
New Millennium(registered trademark) Fund
OTC Portfolio
Retirement Growth Fund
Small Cap Selector
Small Cap Stock Fund
Stock Selector
TechnoQuantSM Growth Fund
Trend Fund
Value Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions  1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)  1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(2_FIDELITY_LOGOS)

SPARTAN(REGISTERED TRADEMARK)
MARKET INDEX
FUND

SEMIANNUAL REPORT
OCTOBER 31, 1998

CONTENTS


PRESIDENT'S MESSAGE   3   Ned Johnson on investing strategies.

PERFORMANCE           4   How the fund has done over time.

FUND TALK             6   The manager's review of fund
                          performance, strategy and outlook.

INVESTMENT CHANGES    9   A summary of major shifts in the fund's
                          investments over the past six months.

INVESTMENTS           10  A complete list of the fund's investments
                          with their market values.

FINANCIAL STATEMENTS  30  Statements of assets and liabilities, operations, and changes in net assets,
                          as well as financial highlights.

NOTES                 34  Notes to the financial statements.


To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION
OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS
IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS. MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES, CALL 1-800-544-8888 FOR A
FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

PRESIDENT'S MESSAGE


(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
What a difference one month can make. The stock and bond markets did an about-face in October, as renewed optimism in many emerging markets and more encouraging corporate earnings forecasts in the U.S. replaced the concerns that had shaped the financial markets in recent months. Equity markets worldwide bounced back strongly, while the major U.S. bond indexes were off slightly as the flight to safety eased.
While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.
First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.
Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that there is no assurance that a money market fund will achieve its goal of maintaining a stable net asset value of $1.00 per share, and that these types of funds are neither insured nor guaranteed by any agency of the U.S. government.
Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.
If you have questions, please call us at 1-800-544-8888. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you. Best regards,
Edward C. Johnson 3d

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

CUMULATIVE TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998         PAST 6  PAST 1  PAST 5   LIFE OF
                                       MONTHS  YEAR    YEARS    FUND

SPARTAN MARKET INDEX                   -0.44%  21.70%  158.84%  300.14%

S&P 500 (registered trademark)         -0.41%  21.99%  162.65%  307.74%

S&P 500 Index Objective Funds Average  -0.58%  21.34%  157.28%  n/a

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on March 6, 1990. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500 Index - a widely recognized, unmanaged index of common stocks. To measure how the fund's performance stacked up against its peers, you can compare it to the S&P 500 index objective funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Analytical Services, Inc. The past six months average represents a peer group of 101 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED OCTOBER 31, 1998              PAST 1  PAST 5  LIFE OF
                                            YEAR    YEARS   FUND

SPARTAN MARKET INDEX                        21.70%  20.95%  17.37%

S&P 500                                     21.99%  21.33%  17.62%

S&P 500 Index Objective Funds Average       21.34%  20.80%  n/a

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a slightly different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

$10,000 OVER LIFE OF FUND
             Spartan Market Index        S&P 500
             00317                       SP001
  1990/03/06      10000.00                    10000.00
  1990/03/31      10080.00                    10077.26
  1990/04/30       9832.00                     9825.33
  1990/05/31      10828.00                    10783.30
  1990/06/30      10759.05                    10709.97
  1990/07/31      10726.82                    10675.70
  1990/08/31       9755.68                     9710.62
  1990/09/30       9278.83                     9237.71
  1990/10/31       9246.32                     9197.99
  1990/11/30       9843.77                     9792.18
  1990/12/31      10104.76                    10065.38
  1991/01/31      10552.31                    10504.23
  1991/02/28      11307.81                    11255.28
  1991/03/31      11576.40                    11527.66
  1991/04/30      11605.36                    11555.33
  1991/05/31      12101.66                    12054.52
  1991/06/30      11541.33                    11502.42
  1991/07/31      12083.37                    12038.43
  1991/08/31      12362.73                    12323.74
  1991/09/30      12158.48                    12117.94
  1991/10/31      12318.02                    12280.32
  1991/11/30      11818.41                    11785.42
  1991/12/31      13169.28                    13133.67
  1992/01/31      12923.44                    12889.39
  1992/02/29      13084.50                    13056.95
  1992/03/31      12824.48                    12802.34
  1992/04/30      13199.92                    13178.73
  1992/05/31      13259.64                    13243.30
  1992/06/30      13062.40                    13045.98
  1992/07/31      13590.56                    13579.56
  1992/08/31      13311.45                    13301.18
  1992/09/30      13465.08                    13458.13
  1992/10/31      13503.97                    13505.23
  1992/11/30      13957.71                    13965.76
  1992/12/31      14131.46                    14137.54
  1993/01/31      14240.20                    14256.30
  1993/02/28      14431.57                    14450.18
  1993/03/31      14731.95                    14755.08
  1993/04/30      14368.79                    14398.01
  1993/05/31      14749.45                    14783.88
  1993/06/30      14784.85                    14826.75
  1993/07/31      14718.47                    14767.44
  1993/08/31      15267.21                    15327.13
  1993/09/30      15147.31                    15209.11
  1993/10/31      15458.89                    15523.94
  1993/11/30      15307.55                    15376.46
  1993/12/31      15490.51                    15562.52
  1994/01/31      16009.85                    16091.64
  1994/02/28      15571.10                    15655.56
  1994/03/31      14886.68                    14972.97
  1994/04/30      15080.31                    15164.63
  1994/05/31      15323.46                    15413.33
  1994/06/30      14942.26                    15035.70
  1994/07/31      15431.43                    15528.87
  1994/08/31      16056.48                    16165.56
  1994/09/30      15661.49                    15769.50
  1994/10/31      16007.70                    16124.31
  1994/11/30      15420.05                    15537.07
  1994/12/31      15649.20                    15767.48
  1995/01/31      16052.46                    16176.33
  1995/02/28      16671.10                    16806.72
  1995/03/31      17154.37                    17302.69
  1995/04/30      17656.61                    17812.26
  1995/05/31      18352.37                    18524.21
  1995/06/30      18766.45                    18954.53
  1995/07/31      19389.52                    19583.06
  1995/08/31      19436.02                    19632.21
  1995/09/30      20247.40                    20460.69
  1995/10/31      20172.60                    20387.65
  1995/11/30      21046.82                    21282.67
  1995/12/31      21439.08                    21692.57
  1996/01/31      22172.32                    22430.99
  1996/02/29      22371.00                    22638.92
  1996/03/31      22600.27                    22856.93
  1996/04/30      22923.54                    23193.85
  1996/05/31      23503.52                    23792.01
  1996/06/30      23597.08                    23882.66
  1996/07/31      22548.32                    22827.53
  1996/08/31      23009.58                    23308.96
  1996/09/30      24292.52                    24620.79
  1996/10/31      24960.81                    25299.83
  1996/11/30      26833.97                    27212.24
  1996/12/31      26283.26                    26673.17
  1997/01/31      27916.74                    28339.71
  1997/02/28      28123.38                    28561.89
  1997/03/31      26952.39                    27388.28
  1997/04/30      28557.59                    29023.36
  1997/05/31      30296.13                    30790.30
  1997/06/30      31634.23                    32169.71
  1997/07/31      34158.72                    34729.45
  1997/08/31      32248.97                    32783.91
  1997/09/30      34002.51                    34579.49
  1997/10/31      32878.84                    33424.53
  1997/11/30      34375.39                    34971.75
  1997/12/31      34964.10                    35572.22
  1998/01/31      35357.13                    35965.65
  1998/02/28      37873.52                    38559.49
  1998/03/31      39792.72                    40534.12
  1998/04/30      40190.85                    40941.89
  1998/05/31      39481.36                    40238.10
  1998/06/30      41093.30                    41872.57
  1998/07/31      40648.06                    41426.63
  1998/08/31      34770.85                    35437.17
  1998/09/30      37002.31                    37707.27
  1998/10/30      40014.24                    40774.38
IMATRL PRASUN   SHR__CHT 19981031 19981109 104211 R00000000000107

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Spartan Market Index Fund on March 6, 1990, when the fund started. As the chart shows, by October 31, 1998, the value of the investment would have grown to $40,014 - a 300.14% increase on the initial investment. For comparison, look at how the Standard & Poor's 500 Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $40,774 - a 307.74% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The stock market,
for example, has a history of
long-term growth and
short-term volatility. In turn, the
share price and return of a
fund that invests in stocks will
vary. That means if you sell
your shares during a market
downturn, you might lose
money. But if you can ride out
the market's ups and downs,
you may have a gain.
(checkmark)

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Frank Salerno, Portfolio Manager of Spartan Market Index Fund for Bankers Trust, sub-adviser of the fund
Q. HOW DID THE FUND PERFORM, FRANK?
A. For the six months that ended October 31, 1998, the fund posted a total return of -0.44%, in line with the -0.41% return of the Standard & Poor's 500 Index. The fund's return was slightly lower than the index due to expenses. The S&P 500 index objective funds average, as tracked by Lipper Analytical Services, returned -0.58% for the same period. For the 12 months that ended October 31, 1998, the fund had a total return of 21.70%. That compares with the 21.99% return of the S&P 500 and the 21.34% return of the Lipper funds average for the same 12-month period.
Q. WHAT WERE THE PRIMARY FACTORS AFFECTING THE MARKET DURING THE PAST
SIX MONTHS?
A. Extreme volatility was the main theme during the past six months. Despite emerging markets toppling one by one earlier this year, a relatively stable U.S. economy, combined with low interest rates, helped the Dow Jones Industrial Average reach its record high on July 17, 1998. However, over the next eight weeks, U.S. equity-markets were pulled down by the persistent belief that the Asian and emerging market contagion was spreading to U.S. shores. On August 31, the Dow dropped 512.61 points - erasing all previous gains for the year. Over the next few weeks, waves of selling sent the index down 12.39% during the third quarter ending September 30, 1998. This was one of the worst quarterly performances for blue-chip stocks since 1990.
Q. WHAT DROVE THE MARKET'S STRENGTH TOWARD THE END OF THE PERIOD?
A. During October, the Dow industrials turned in one of the best monthly percentage gains in more than a decade. In the wake of two Federal Reserve interest-rate cuts, the Dow rose 9.56% during October, regaining most of the lost ground from the August and September downturn. Against a backdrop of weak corporate earnings and nagging problems overseas, investors' fears were calmed by the prospects of further Fed rate cuts. Additional support came in the form of announcements from the Group of Seven (G-7) industrial countries indicating they had reached consensus on a global economic stimulus package. The G-7 also agreed on additional funding for the International Monetary Fund to help countries avert potential financial crises.
Q. LET'S TALK ABOUT THE PERFORMANCE OF SOME OF THE INDEX'S SPECIFIC SECTORS. TECHNOLOGY WAS THE LARGEST WEIGHTING AT THE END OF THE PERIOD. HOW DID THESE STOCKS PERFORM?
A. Among technology stocks, personal computer (PC) manufacturers such as IBM, Dell and Compaq battled pricing pressures as the market shifted to PCs priced at less than $1,000. However, these companies managed to maintain strong demand for their products and met or exceeded analysts' expectations. Intel was one of the few semiconductor companies to report respectable performance, due to a seasonal back-to-school recovery and a reduction in excess inventory. Computer software companies such as Microsoft generally reported strong profits but warned of slower growth. Microsoft generated consistently strong earnings fueled by robust sales of Windows 98. Overall, however, many technology companies were hurt during the period due to concerns about the global economic crises contributing to weak demand in Japan, elsewhere in the Asia-Pacific region and Latin America.
Q. FINANCE WAS THE LARGEST SECTOR IN THE INDEX SIX MONTHS AGO. HOW DID THIS SECTOR FARE DURING THIS PERIOD?
A. Early in the period, most bank and brokerage stocks enjoyed strong performance and reported solid earnings growth as a result of increased fee revenue, low interest rates and a wave of acquisitions and mergers starting with the mega-merger between Citicorp and Travelers Group. In the third quarter, however, banks and brokerage companies were split into two categories: those that had exposure to emerging markets and hedge funds and those that did not. The former category experienced weak performance as investors anticipated large trading losses. In general, the large regional banks were buoyed by a healthy U.S. economy and solid retail banking activity.
Q. WHAT ABOUT HEALTH CARE STOCKS?
A. Drug companies reported strong earnings on high sales of a variety of new drugs to help treat depression, allergies, infections and cancer. The fund's holdings in Merck performed well as the pharmaceutical industry was helped by accelerated drug approvals by the Food and Drug Administration and an aging population providing strong demand. Nevertheless, certain health care stocks turned in mixed results as the majority of managed-care companies and hospitals continued to struggle with a tough economic environment. While the fund's holdings in managed care companies was small, companies such as Columbia/HCA Healthcare suffered amid rising costs for drugs and a tightening of reimbursement from the federal Medicare program.
Q. WERE THERE ANY MAJOR HOLDINGS THAT TURNED OUT TO BE DISAPPOINTING?
A. Companies such as Coca-Cola, which derive significant revenue from overseas' markets, were hurt by the global economic turmoil and weak foreign currencies. The fund's holdings in Exxon also detracted from performance as oil companies felt the pressure of the sharp drop in crude-oil prices.
Q. WHAT'S YOUR OUTLOOK?
A. Actions by the Federal Reserve and the G-7 industrialized nations have certainly helped to calm investors' fears of a spreading global economic crisis. While the reduction in domestic interest rates and increased IMF funding can help stimulate economic growth and reassure investors, it may not provide all the answers to the problems facing the global financial economy. We have seen how the U.S. economy and financial markets are closely tied to situations overseas and we may continue to see volatility over the near term. At the same time, the resilience and ability of U.S. corporations and the economy to produce stable growth is encouraging and may provide the impetus to drive the market higher.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FRANK SALERNO ON CHANGES
TO THE STANDARD & POOR'S
500 INDEX:
"The S&P 500 is an index of 500
stocks chosen to be representative
of the broader market. Periodically,
companies will be added or deleted
from the index. Usually, this is based
on events such as acquisitions,
spin-offs or shifts in asset size."
Here are some recent changes to
the index:
(solid bullet) June 11: Digital Equipment is removed following its merger with
Compaq Computer.
(solid bullet) June 30: Green Tree Financial is deleted from the list after being acquired by Conseco Inc.
(solid bullet) July 17: Waste Management replaces U.S.A. Waste Services following the merger of both companies.
(solid bullet) August 13: Mercantile Stores is deleted from the list after being acquired by Dillards Inc.
(solid bullet) August 28: Bay Networks Inc. is removed from the index after it is acquired by Northern Telecom.
(solid bullet) September 15: MCI
Communications is deleted from
the list after being acquired by
WorldCom.
(solid bullet) September 24: Health Care and
Retirement Corp. replaces Manor
Care, Inc. on the index after its
merger with Manor Care, Inc.
FUND FACTS
GOAL: seeks a total return
which corresponds to that
of the Standard & Poor's
500 Index
FUND NUMBER: 317
TRADING SYMBOL: FSMKX
START DATE: March 6, 1990
SIZE: as of October 31,
1998, more than $5.9 billion
MANAGER: Frank Salerno, of
Bankers Trust, since 1997
(checkmark)


INVESTMENT CHANGES




TOP TEN STOCKS AS OF OCTOBER 31, 1998

                                       % OF FUND'S   % OF FUND'S INVESTMENTS
                                       INVESTMENTS   IN THESE STOCKS
                                                     6 MONTHS AGO

General Electric Co.                    3.2           3.0

Microsoft Corp.                         2.9           2.4

Exxon Corp.                             1.9           1.9

Coca-Cola Co. (The)                     1.9           2.0

Merck & Co., Inc.                       1.8           1.6

Wal-Mart Stores, Inc.                   1.7           1.2

Intel Corp.                             1.7           1.4

Pfizer, Inc.                            1.6           1.6

International Business Machines Corp.   1.5           1.2

Philip Morris Companies, Inc.           1.4           1.0


TOP TEN MARKET SECTORS AS OF OCTOBER 31, 1998

                                               % OF FUND'S   % OF FUND'S INVESTMENTS
                                               INVESTMENTS   IN THESE MARKET SECTORS
                                                             6 MONTHS AGO

TECHNOLOGY                                      16.4          14.0

FINANCE                                         16.0          17.1

HEALTH                                          12.2          11.1

UTILITIES                                       10.9           9.2

NONDURABLES                                     9.8           9.4

ENERGY                                          7.0           7.6

RETAIL & WHOLESALE                              5.7           4.8

INDUSTRIAL MACHINERY & EQUIPMENT                5.5           5.4

MEDIA & LEISURE                                 4.1           4.4

BASIC INDUSTRIES                                3.7           4.5


ASSET ALLOCATION (% OF FUND'S INVESTMENTS)

TO MATCH THE STANDARD & POOR'S 500 INDEX, SPARTAN MARKET INDEX FUND SEEKS 100% INVESTMENT EXPOSURE TO STOCKS AT ALL TIMES.


INVESTMENTS OCTOBER 31, 1998 (UNAUDITED)


SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES



COMMON STOCKS - 98.3%

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

AEROSPACE & DEFENSE - 1.8%

AEROSPACE & DEFENSE - 1.4%

AlliedSignal, Inc.                                     366,800                $ 14,282

Boeing Co.                                             660,484                 24,768

Goodrich (B.F.) Co.                                    47,220                  1,700

Lockheed Martin Corp.                                  132,368                 14,742

Rockwell International Corp.                           138,000                 5,667

Textron, Inc.                                          104,400                 7,765

United Technologies Corp.                              150,840                 14,368

                                                                               83,292

DEFENSE ELECTRONICS - 0.3%

Northrop Grumman Corp.                                 43,400                  3,461

Raytheon Co. Class B                                   235,740                 13,688

                                                                               17,149

SHIP BUILDING & REPAIR - 0.1%

General Dynamics Corp.                                 94,200                  5,575

TOTAL AEROSPACE & DEFENSE                                                      106,016

BASIC INDUSTRIES - 3.7%

CHEMICALS & PLASTICS - 2.0%

Air Products & Chemicals, Inc.                         149,140                 5,630

Avery Dennison Corp.                                   65,000                  2,693

Dow Chemical Co.                                       157,470                 14,743

du Pont (E.I.) de Nemours & Co.                        757,860                 43,577

Eastman Chemical Co.                                   51,542                  3,028

Engelhard Corp.                                        89,837                  1,887

FMC Corp. (a)                                          22,600                  1,154

Great Lakes Chemical Corp.                             40,600                  1,690

Hercules, Inc.                                         60,520                  2,016

Monsanto Co.                                           405,900                 16,490

Morton International, Inc.                             92,100                  2,291

Nalco Chemical Co.                                     37,180                  1,150

PPG Industries, Inc.                                   115,300                 6,594

Praxair, Inc.                                          101,100                 4,069

Raychem Corp.                                          62,000                  1,895

Rohm & Haas Co.                                        115,500                 3,898

Sealed Air Corp. (a)                                   63,398                  2,247

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

BASIC INDUSTRIES - CONTINUED

CHEMICALS & PLASTICS - CONTINUED

Union Carbide Corp.                                    88,000                 $ 3,388

W.R. Grace & Co.                                       49,200                  855

                                                                               119,295

IRON & STEEL - 0.1%

Aeroquip-Vickers, Inc.                                 18,600                  586

Allegheny Teledyne, Inc.                               110,425                 2,271

Armco, Inc. (a)                                        70,100                  333

Bethlehem Steel Corp. (a)                              82,300                  741

Nucor Corp.                                            56,200                  2,547

USX-U.S. Steel Group                                   57,560                  1,338

Worthington Industries, Inc.                           47,625                  646

                                                                               8,462

METALS & MINING - 0.4%

Alcan Aluminium Ltd.                                   148,703                 3,735

Aluminum Co. of America                                115,620                 9,163

ASARCO, Inc.                                           29,100                  624

Cyprus Amax Minerals Co.                               76,250                  948

Freeport-McMoRan Copper & Gold, Inc. Class B           79,100                  974

Inco Ltd.                                              97,358                  1,044

Phelps Dodge Corp.                                     40,240                  2,319

Reynolds Metals Co.                                    58,140                  3,485

                                                                               22,292

PACKAGING & CONTAINERS - 0.2%

Ball Corp.                                             14,175                  598

Bemis Co., Inc.                                        30,500                  1,132

Corning, Inc.                                          148,240                 5,383

Crown Cork & Seal Co., Inc.                            91,880                  2,929

Owens-Illinois, Inc. (a)                               106,400                 3,252

Tupperware Corp.                                       38,500                  599

                                                                               13,893

PAPER & FOREST PRODUCTS - 1.0%

Boise Cascade Corp.                                    35,100                  983

Champion International Corp.                           63,600                  2,031

Fort James Corp.                                       160,900                 6,486

Georgia-Pacific Corp.                                  61,400                  3,177

International Paper Co.                                207,200                 9,622

Kimberly-Clark Corp.                                   364,230                 17,574

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

BASIC INDUSTRIES - CONTINUED

PAPER & FOREST PRODUCTS - CONTINUED

Louisiana-Pacific Corp.                                63,860                 $ 1,134

Mead Corp.                                             80,900                  2,558

Potlatch Corp.                                         18,440                  673

Stone Container Corp. (a)                              46,014                  440

Temple-Inland, Inc.                                    35,700                  1,734

Union Camp Corp.                                       54,900                  2,361

Westvaco Corp.                                         57,250                  1,410

Weyerhaeuser Co.                                       130,200                 6,095

Willamette Industries, Inc.                            62,400                  1,934

                                                                               58,212

TOTAL BASIC INDUSTRIES                                                         222,154

CONSTRUCTION & REAL ESTATE - 0.4%

BUILDING MATERIALS - 0.3%

Armstrong World Industries, Inc.                       25,410                  1,575

Crane Co.                                              44,775                  1,290

Fortune Brands, Inc.                                   115,260                 3,811

Masco Corp.                                            245,000                 6,906

Owens-Corning                                          33,900                  1,231

Sherwin-Williams Co.                                   110,280                 2,778

                                                                               17,591

CONSTRUCTION - 0.1%

Centex Corp.                                           48,020                  1,609

Fleetwood Enterprises, Inc.                            28,400                  916

Kaufman & Broad Home Corp.                             27,000                  771

Pulte Corp.                                            28,300                  729

                                                                               4,025

ENGINEERING - 0.0%

EG & G, Inc.                                           30,220                  759

Fluor Corp.                                            49,430                  1,919

Foster Wheeler Corp.                                   26,200                  416

                                                                               3,094

TOTAL CONSTRUCTION & REAL ESTATE                                               24,710

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

DURABLES - 2.9%

AUTOS, TIRES, & ACCESSORIES - 2.1%

AutoZone, Inc. (a)                                     104,600                $ 2,752

Chrysler Corp.                                         405,200                 19,500

Cooper Tire & Rubber Co.                               55,000                  914

Cummins Engine Co., Inc.                               26,900                  918

Dana Corp.                                             106,575                 4,456

Eaton Corp.                                            56,280                  3,809

Ford Motor Co.                                         752,300                 40,812

General Motors Corp.                                   431,556                 27,215

Genuine Parts Co.                                      106,937                 3,369

Goodyear Tire & Rubber Co.                             104,600                 5,635

ITT Industries, Inc.                                   74,470                  2,662

Johnson Controls, Inc.                                 50,300                  2,829

NACCO Industries, Inc. Class A                         4,400                   405

Navistar International Corp. (a)                       44,160                  922

PACCAR, Inc.                                           64,076                  2,795

Pep Boys-Manny, Moe & Jack                             37,600                  588

Snap-On, Inc.                                          44,050                  1,561

TRW, Inc.                                              80,620                  4,590

                                                                               125,732

CONSUMER DURABLES - 0.4%

Minnesota Mining & Manufacturing Co.                   267,720                 21,418

CONSUMER ELECTRONICS - 0.2%

Black & Decker Corp.                                   66,100                  3,417

Maytag Corp.                                           62,300                  3,080

Newell Co.                                             96,900                  4,264

Whirlpool Corp.                                        47,200                  2,419

                                                                               13,180

TEXTILES & APPAREL - 0.2%

Fruit of the Loom, Inc. Class A (a)                    42,000                  641

Liz Claiborne, Inc.                                    42,400                  1,246

NIKE, Inc. Class B                                     121,120                 5,291

Reebok International Ltd. (a)                          29,400                  489

Russell Corp.                                          23,000                  565

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

DURABLES - CONTINUED

TEXTILES & APPAREL - CONTINUED

Springs Industries, Inc. Class A                       7,800                  $ 276

VF Corp.                                               88,368                  3,695

                                                                               12,203

TOTAL DURABLES                                                                 172,533

ENERGY - 7.0%

ENERGY SERVICES - 0.6%

Baker Hughes, Inc.                                     225,718                 4,980

Halliburton Co.                                        297,700                 10,699

Helmerich & Payne, Inc.                                35,900                  855

McDermott International, Inc.                          36,700                  1,076

Rowan Companies, Inc. (a)                              56,800                  827

Schlumberger Ltd.                                      356,460                 18,714

                                                                               37,151

OIL & GAS - 6.4%

Amerada Hess Corp.                                     61,840                  3,417

Amoco Corp.                                            643,220                 36,101

Anadarko Petroleum Corp.                               76,800                  2,602

Apache Corp.                                           63,300                  1,792

Ashland, Inc.                                          35,930                  1,729

Atlantic Richfield Co.                                 213,640                 14,714

Burlington Resources, Inc.                             112,956                 4,652

Chevron Corp.                                          435,680                 35,508

Coastal Corp. (The)                                    140,800                 4,963

Exxon Corp.                                            1,613,220               114,942

Kerr-McGee Corp.                                       33,460                  1,334

Mobil Corp.                                            527,700                 39,940

Occidental Petroleum Corp.                             258,700                 5,142

Oryx Energy Co. (a)                                    67,360                  943

Pennzoil Co.                                           32,130                  1,153

Phillips Petroleum Co.                                 166,500                 7,201

Royal Dutch Petroleum Co. (NY Registry Gilder 1.25)    1,408,280               69,358

Sun Co., Inc.                                          56,980                  1,955

Texaco, Inc.                                           348,580                 20,675

Union Pacific Resources Group, Inc.                    192,763                 2,506

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

ENERGY - CONTINUED

OIL & GAS - CONTINUED

Unocal Corp.                                           153,120                $ 5,197

USX-Marathon Group                                     191,100                 6,247

                                                                               382,071

TOTAL ENERGY                                                                   419,222

FINANCE - 16.0%

BANKS - 6.8%

Bank of New York Co., Inc.                             486,100                 15,343

Bank One Corp.                                         778,404                 38,044

BankAmerica Corp.                                      1,165,720               66,956

BankBoston Corp.                                       186,398                 6,862

Bankers Trust Corp.                                    25,450                  1,599

BB&T Corp.                                             162,900                 5,813

Capital One Financial Corp.                            44,400                  4,518

Chase Manhattan Corp.                                  564,796                 32,087

Comerica, Inc.                                         101,750                 6,563

Fifth Third Bancorp                                    174,200                 11,541

First Union Corp.                                      670,988                 38,917

Huntington Bancshares, Inc.                            118,879                 3,418

KeyCorp                                                294,310                 8,921

Mellon Bank Corp.                                      170,326                 10,241

Mercantile Bancorp., Inc.                              87,800                  4,011

Morgan (JP) & Co., Inc.                                123,119                 11,604

National City Corp.                                    231,275                 14,874

Northern Trust Corp.                                   82,600                  6,092

Norwest Corp.                                          526,900                 19,594

PNC Financial Corp.                                    196,560                 9,828

Regions Financial Corp.                                138,000                 5,106

Republic of New York Corp.                             68,200                  2,852

State Street Corp.                                     101,600                 6,337

Summit Bancorp                                         116,000                 4,401

SunTrust Banks, Inc.                                   151,600                 10,565

Synovus Finanical Corp.                                156,400                 3,627

U.S. Bancorp                                           505,911                 18,466

Union Planters Corp.                                   87,700                  4,073

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

FINANCE - CONTINUED

BANKS - CONTINUED

Wachovia Corp.                                         137,300                $ 12,477

Wells Fargo & Co.                                      57,974                  21,450

                                                                               406,180

CREDIT & OTHER FINANCE - 2.8%

American Express Co.                                   300,072                 26,519

Associates First Capital Corp.                         224,337                 15,816

Citigroup, Inc.                                        1,507,103               70,928

Countrywide Credit Industries, Inc.                    71,100                  3,071

Fleet Financial Group, Inc.                            387,360                 15,470

Household International, Inc.                          321,804                 11,766

MBNA Corp.                                             491,250                 11,207

Providian Financial Corp.                              68,820                  5,463

Transamerica Corp.                                     40,622                  4,225

                                                                               164,465

FEDERAL SPONSORED CREDIT - 1.3%

Fannie Mae                                             675,780                 47,854

Freddie Mac                                            455,100                 26,168

SLM Holding Corp.                                      106,900                 4,283

                                                                               78,305

INSURANCE - 3.8%

Aetna, Inc.                                            103,430                 7,718

Allstate Corp.                                         554,166                 23,864

American General Corp.                                 162,372                 11,122

American International Group, Inc.                     700,314                 59,702

Aon Corp.                                              107,950                 6,693

Chubb Corp. (The)                                      114,160                 7,021

CIGNA Corp.                                            137,760                 10,048

Cincinnati Financial Corp.                             105,800                 3,948

Conseco, Inc.                                          202,402                 7,021

General Re Corp.                                       49,440                  10,861

Hartford Financial Services Group, Inc.                173,840                 9,235

Jefferson-Pilot Corp.                                  68,633                  4,169

Lincoln National Corp.                                 64,360                  4,883

Loews Corp.                                            74,900                  7,036

Marsh & McLennan Companies, Inc.                       167,730                 9,309

MBIA, Inc.                                             65,800                  4,022

MGIC Investment Corp.                                  76,700                  2,991

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

FINANCE - CONTINUED

INSURANCE - CONTINUED

Progressive Corp.                                      46,400                 $ 6,832

Provident Companies, Inc.                              88,400                  2,569

SAFECO Corp.                                           97,720                  4,232

St. Paul Companies, Inc. (The)                         166,784                 5,525

SunAmerica, Inc.                                       113,700                 8,016

Torchmark Corp.                                        87,640                  3,834

UNUM Corp.                                             88,400                  3,928

                                                                               224,579

SAVINGS & LOANS - 0.3%

Golden West Financial Corp.                            28,300                  2,566

Washington Mutual, Inc.                                408,517                 15,294

                                                                               17,860

SECURITIES INDUSTRY - 1.0%

Bear Stearns Companies, Inc.                           72,100                  2,573

Franklin Resources, Inc.                               182,500                 6,901

Lehman Brothers Holdings, Inc.                         80,000                  3,035

Merrill Lynch & Co., Inc.                              232,200                 13,758

Morgan Stanley, Dean Witter, Discover & Co.            393,096                 25,453

Schwab (Charles) Corp.                                 180,600                 8,658

                                                                               60,378

TOTAL FINANCE                                                                  951,767

HEALTH - 12.2%

DRUGS & PHARMACEUTICALS - 8.5%

Allergan, Inc.                                         50,000                  3,122

ALZA Corp. Class A.                                    56,600                  2,710

American Home Products Corp.                           886,940                 43,238

Amgen, Inc. (a)                                        166,000                 13,041

Bristol-Myers Squibb Co.                               662,480                 73,245

Lilly (Eli) & Co.                                      737,716                 59,709

Merck & Co., Inc.                                      785,690                 106,265

Pfizer, Inc.                                           864,960                 92,821

Pharmacia & Upjohn, Inc.                               345,642                 18,297

Schering-Plough Corp.                                  493,480                 50,767

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

HEALTH - CONTINUED

DRUGS & PHARMACEUTICALS - CONTINUED

Sigma-Aldrich Corp.                                    65,400                 $ 2,021

Warner-Lambert Co.                                     536,440                 42,043

                                                                               507,279

MEDICAL EQUIPMENT & SUPPLIES - 3.2%

Abbott Laboratories                                    1,004,540               47,151

Bard (C.R.), Inc.                                      36,300                  1,550

Bausch & Lomb, Inc.                                    35,140                  1,465

Baxter International, Inc.                             193,300                 11,586

Becton, Dickinson & Co.                                167,400                 7,052

Biomet, Inc.                                           74,800                  2,539

Boston Scientific Corp. (a)                            135,500                 7,376

Cardinal Health, Inc.                                  87,100                  8,236

Guidant Corp.                                          105,300                 8,055

Johnson & Johnson                                      886,340                 72,237

Mallinckrodt, Inc.                                     46,830                  1,335

Medtronic, Inc.                                        317,300                 20,625

Millipore Corp.                                        28,000                  690

Pall Corp.                                             79,066                  1,996

St. Jude Medical, Inc. (a)                             45,116                  1,275

                                                                               193,168

MEDICAL FACILITIES MANAGEMENT - 0.5%

Columbia/HCA Healthcare Corp.                          395,580                 8,307

HCR Manor Care, Inc. (a)                               71,800                  2,334

HEALTHSOUTH Corp. (a)                                  290,500                 3,522

Humana, Inc. (a)                                       110,600                 2,094

Tenet Healthcare Corp. (a)                             195,200                 5,453

United HealthCare Corp.                                123,300                 5,371

                                                                               27,081

TOTAL HEALTH                                                                   727,528

INDUSTRIAL MACHINERY & EQUIPMENT - 5.5%

ELECTRICAL EQUIPMENT - 3.8%

Emerson Electric Co.                                   301,040                 19,869

General Electric Co.                                   2,156,200               188,655

General Instrument Corp. (a)                           112,900                 2,900

Grainger (W.W.), Inc.                                  57,700                  2,658

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

INDUSTRIAL MACHINERY & EQUIPMENT - CONTINUED

ELECTRICAL EQUIPMENT - CONTINUED

Harris Corp.                                           51,000                 $ 1,788

Honeywell, Inc.                                        88,980                  7,107

Scientific-Atlanta, Inc.                               51,600                  771

                                                                               223,748

INDUSTRIAL MACHINERY & EQUIPMENT - 1.3%

Briggs & Stratton Corp.                                15,500                  729

Case Corp.                                             47,600                  1,047

Caterpillar, Inc.                                      241,120                 10,850

Cooper Industries, Inc.                                77,179                  3,406

Deere & Co.                                            177,470                 6,278

Dover Corp.                                            142,240                 4,516

Harnischfeger Industries, Inc.                         27,400                  259

Illinois Tool Works, Inc.                              158,820                 10,184

Ingersoll-Rand Co.                                     126,510                 6,389

Milacron, Inc.                                         19,200                  372

Parker-Hannifin Corp.                                  68,075                  2,434

Stanley Works                                          56,000                  1,680

Tenneco, Inc.                                          118,755                 3,607

Timken Co.                                             34,275                  611

Tyco International Ltd.                                433,762                 26,866

                                                                               79,228

POLLUTION CONTROL - 0.4%

Browning-Ferris Industries, Inc.                       133,760                 4,740

Waste Management, Inc.                                 363,313                 16,394

                                                                               21,134

TOTAL INDUSTRIAL MACHINERY & EQUIPMENT                                         324,110

MEDIA & LEISURE - 4.1%

BROADCASTING - 1.6%

CBS Corp.                                              490,230                 13,696

Clear Channel Communications, Inc. (a)                 158,900                 7,240

Comcast Corp. Class A special                          221,050                 10,914

MediaOne Group, Inc.                                   396,040                 16,757

Tele-Communications, Inc. (TCI Group) Series A (a)     317,700                 13,383

Time Warner, Inc.                                      351,399                 32,614

                                                                               94,604

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

MEDIA & LEISURE - CONTINUED

ENTERTAINMENT - 0.8%

Disney (Walt) Co.                                      1,372,390              $ 36,969

King World Productions, Inc. (a)                       39,800                  1,045

Viacom, Inc. Class B (non-vtg.) (a)                    196,100                 11,741

                                                                               49,755

LEISURE DURABLES & TOYS - 0.2%

Brunswick Corp.                                        53,900                  1,048

Hasbro, Inc.                                           85,225                  2,988

Mattel, Inc.                                           197,695                 7,092

                                                                               11,128

LODGING & GAMING - 0.1%

Harrah's Entertainment, Inc. (a)                       64,150                  906

Hilton Hotels Corp.                                    180,960                 3,631

Mirage Resorts, Inc. (a)                               115,400                 1,955

                                                                               6,492

PUBLISHING - 0.7%

American Greetings Corp. Class A                       45,560                  1,828

Dow Jones & Co., Inc.                                  48,200                  2,208

Gannet Co., Inc.                                       187,700                 11,614

Harcourt General, Inc.                                 32,776                  1,596

Knight Ridder, Inc.                                    62,660                  3,192

McGraw-Hill Companies, Inc.                            67,200                  6,044

Meredith Corp.                                         27,700                  1,025

New York Times Co. (The) Class A                       124,700                 3,523

Times Mirror Co. Class A                               40,200                  2,229

Tribune Co.                                            84,580                  4,874

                                                                               38,133

RESTAURANTS - 0.7%

Darden Restaurants, Inc.                               94,520                  1,560

Marriott International, Inc. Class A                   146,000                 3,924

McDonald's Corp.                                       451,300                 30,181

Tricon Global Restaurants, Inc. (a)                    97,232                  4,230

Wendy's International, Inc.                            111,500                 2,342

                                                                               42,237

TOTAL MEDIA & LEISURE                                                          242,349

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

NONDURABLES - 9.8%

AGRICULTURE - 0.1%

Pioneer Hi-Bred International, Inc.                    125,600                $ 3,517

BEVERAGES - 3.1%

Anheuser-Busch Companies, Inc.                         318,240                 18,915

Brown-Forman Corp. Class B                             30,080                  2,044

Coca-Cola Co. (The)                                    1,630,780               110,281

Coca-Cola Enterprises, Inc.                            283,300                 10,217

Coors (Adolph) Co. Class B                             22,900                  1,145

PepsiCo, Inc.                                          976,720                 32,964

Seagram Co. Ltd.                                       211,620                 6,954

                                                                               182,520

FOODS - 2.0%

Archer-Daniels-Midland Co.                             393,235                 6,562

Bestfoods                                              184,840                 10,074

Campbell Soup Co.                                      292,060                 15,570

ConAgra, Inc.                                          334,300                 10,175

General Mills, Inc.                                    103,620                 7,616

Heinz (H.J.) Co.                                       236,600                 13,752

Hershey Foods Corp.                                    73,220                  4,965

Kellogg Co.                                            268,080                 8,847

Quaker Oats Co.                                        99,700                  5,889

Ralston Purina Co.                                     208,740                 6,967

Sara Lee Corp.                                         299,000                 17,847

Sysco Corp.                                            215,880                 5,815

Wrigley (Wm.) Jr. Co.                                  68,280                  5,526

                                                                               119,605

HOUSEHOLD PRODUCTS - 3.1%

Alberto-Culver Co. Class B                             23,900                  635

Avon Products, Inc.                                    172,040                 6,828

Clorox Co.                                             71,720                  7,835

Colgate-Palmolive Co.                                  201,020                 17,765

Gillette Co.                                           756,720                 34,005

International Flavors & Fragrances, Inc.               70,050                  2,622

Procter & Gamble Co.                                   891,720                 79,252

Rubbermaid, Inc.                                       96,080                  3,189

Unilever NV (NY shares)                                416,980                 31,378

                                                                               183,509

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

NONDURABLES - CONTINUED

TOBACCO - 1.5%

Philip Morris Companies, Inc.                          1,610,280              $ 82,326

RJR Nabisco Holdings Corp.                             204,400                 5,838

UST, Inc.                                              129,000                 4,386

                                                                               92,550

TOTAL NONDURABLES                                                              581,701

PRECIOUS METALS - 0.2%

Barrick Gold Corp.                                     270,600                 5,753

Battle Mountain Gold Co.                               125,700                 683

Homestake Mining Co.                                   134,100                 1,592

Newmont Mining Corp.                                   95,564                  2,031

Placer Dome, Inc.                                      130,700                 2,071

                                                                               12,130

RETAIL & WHOLESALE - 5.7%

APPAREL STORES - 0.4%

Gap, Inc.                                              256,740                 15,436

Limited, Inc. (The)                                    139,203                 3,567

TJX Companies, Inc.                                    228,300                 4,323

Venator Group, Inc. (a)                                86,240                  728

                                                                               24,054

DRUG STORES - 0.6%

CVS Corp.                                              254,420                 11,624

Longs Drug Stores Corp.                                24,940                  974

Rite Aid Corp.                                         168,100                 6,671

Walgreen Co.                                           338,980                 16,504

                                                                               35,773

GENERAL MERCHANDISE STORES - 3.0%

Consolidated Stores Corp. (a)                          76,100                  1,251

Costco Companies, Inc. (a)                             142,695                 8,098

Dayton Hudson Corp.                                    301,300                 12,768

Dillards, Inc. Class A                                 68,360                  2,123

Dollar General Corp.                                   135,875                 3,244

Federated Department Stores, Inc. (a)                  139,500                 5,362

K mart Corp. (a)                                       310,700                 4,389

Kohls Corp. (a)                                        103,100                 4,929

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

RETAIL & WHOLESALE - CONTINUED

GENERAL MERCHANDISE STORES - CONTINUED

May Department Stores Co. (The)                        151,680                $ 9,252

Nordstrom, Inc.                                        109,400                 2,988

Penney (J.C.) Co., Inc.                                165,420                 7,857

Sears, Roebuck & Co.                                   255,710                 11,491

Wal-Mart Stores, Inc.                                  1,504,160               103,787

                                                                               177,539

GROCERY STORES - 0.6%

Albertson's, Inc.                                      161,580                 8,978

American Stores Co.                                    196,960                 6,414

Great Atlantic & Pacific Tea, Inc.                     25,450                  598

Kroger Co. (a)                                         162,600                 9,024

Meyer (Fred), Inc. (a)                                 98,300                  5,241

Supervalu, Inc.                                        80,200                  1,925

Winn-Dixie Stores, Inc.                                87,140                  2,957

                                                                               35,137

RETAIL & WHOLESALE, MISCELLANEOUS - 1.1%

Circuit City Stores, Inc. - Circuit City Group         66,100                  2,392

Home Depot, Inc.                                       963,946                 41,932

IKON Office Solutions, Inc.                            86,500                  816

Lowe's Companies, Inc.                                 232,120                 7,820

Staples, Inc. (a)                                      184,700                 6,026

Tandy Corp.                                            66,132                  3,278

Toys R Us Inc. (a)                                     182,425                 3,569

                                                                               65,833

TOTAL RETAIL & WHOLESALE                                                       338,336

SERVICES - 0.7%

ADVERTISING - 0.2%

Interpublic Group of Companies, Inc.                   78,650                  4,601

Omnicom Group, Inc.                                    123,300                 6,096

                                                                               10,697

LEASING & RENTAL - 0.0%

Ryder Systems, Inc.                                    69,700                  1,716

PRINTING - 0.1%

Deluxe Corp.                                           67,200                  2,176

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

SERVICES - CONTINUED

PRINTING - CONTINUED

Donnelley (R.R.) & Sons Co.                            86,920                 $ 3,748

Moore Corp. Ltd.                                       40,937                  463

                                                                               6,387

SERVICES - 0.4%

Block (H&R), Inc.                                      70,780                  3,172

Cendant Corp. (a)                                      581,635                 6,652

Dun & Bradstreet Corp.                                 114,520                 3,250

Ecolab, Inc.                                           66,600                  1,990

Jostens, Inc.                                          18,100                  408

National Service Industries, Inc.                      27,500                  987

Service Corp. International                            162,700                 5,796

                                                                               22,255

TOTAL SERVICES                                                                 41,055

TECHNOLOGY - 16.4%

COMMUNICATIONS EQUIPMENT - 3.0%

3Com Corp. (a)                                         243,600                 8,785

Andrew Corp. (a)                                       56,812                  930

Ascend Communications, Inc. (a)                        144,900                 6,991

Cabletron Systems, Inc. (a)                            130,700                 1,487

Cisco Systems, Inc. (a)                                1,049,100               66,093

Lucent Technologies, Inc.                              867,400                 69,555

Northern Telecom Ltd.                                  442,940                 19,005

Tellabs, Inc. (a)                                      134,400                 7,392

                                                                               180,238

COMPUTER SERVICES & SOFTWARE - 5.0%

Adobe Systems, Inc.                                    47,200                  1,752

Autodesk, Inc.                                         46,040                  1,436

Automatic Data Processing, Inc.                        190,520                 14,825

BMC Software, Inc.                                     143,200                 6,883

Ceridian Corp. (a)                                     41,900                  2,404

Computer Associates International, Inc.                381,487                 15,021

Computer Sciences Corp.                                112,900                 5,955

Electronic Data Systems Corp.                          320,100                 13,024

Equifax, Inc.                                          81,100                  3,138

First Data Corp.                                       265,700                 7,041

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

TECHNOLOGY - CONTINUED

COMPUTER SERVICES & SOFTWARE - CONTINUED

HBO & Co.                                              294,400                $ 7,728

IMS Health, Inc.                                       111,120                 7,389

Microsoft Corp. (a)                                    1,645,600               174,228

Novell, Inc. (a)                                       253,700                 3,774

Oracle Corp. (a)                                       658,100                 19,455

Parametric Technology Corp. (a)                        205,100                 3,410

Paychex, Inc.                                          107,900                 5,368

PeopleSoft, Inc. (a)                                   151,900                 3,218

Shared Medical Systems Corp.                           15,400                  768

                                                                               296,817

COMPUTERS & OFFICE EQUIPMENT - 5.2%

Apple Computer, Inc. (a)                               85,050                  3,157

Compaq Computer Corp.                                  1,116,804               35,319

Data General Corp. (a)                                 31,400                  534

Dell Computer Corp. (a)                                845,100                 55,354

EMC Corp. (a)                                          336,000                 21,630

Gateway 2000, Inc. (a)                                 97,600                  5,447

Hewlett-Packard Co.                                    695,520                 41,862

International Business Machines Corp.                  615,240                 91,325

Pitney Bowes, Inc.                                     181,980                 10,020

Seagate Technology, Inc. (a)                           158,100                 4,170

Silicon Graphics, Inc. (a)                             148,600                 1,672

Sun Microsystems, Inc. (a)                             249,800                 14,551

Unisys Corp. (a)                                       153,700                 4,092

Xerox Corp.                                            214,750                 20,804

                                                                               309,937

ELECTRONIC INSTRUMENTS - 0.3%

Applied Materials, Inc. (a)                            249,800                 8,665

KLA-Tencor Corp. (a)                                   65,300                  2,408

Perkin-Elmer Corp.                                     33,000                  2,782

Tektronix, Inc.                                        49,100                  878

Thermo Electron Corp. (a)                              101,600                 2,026

                                                                               16,759

ELECTRONICS - 2.6%

Advanced Micro Devices, Inc. (a)                       77,900                  1,758

AMP, Inc.                                              136,103                 5,589

Intel Corp.                                            1,110,020               99,000

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

TECHNOLOGY - CONTINUED

ELECTRONICS - CONTINUED

LSI Logic Corp. (a)                                    83,300                 $ 1,260

Micron Technology, Inc. (a)                            128,400                 4,879

Motorola, Inc.                                         393,800                 20,478

National Semiconductor Corp. (a)                       124,900                 1,585

Texas Instruments, Inc.                                258,020                 16,497

Thomas & Betts Corp.                                   30,320                  1,355

                                                                               152,401

PHOTOGRAPHIC EQUIPMENT - 0.3%

Eastman Kodak Co.                                      209,970                 16,273

Polaroid Corp.                                         28,940                  769

                                                                               17,042

TOTAL TECHNOLOGY                                                               973,194

TRANSPORTATION - 1.0%

AIR TRANSPORTATION - 0.4%

AMR Corp. (a)                                          122,140                 8,183

Delta Air Lines, Inc.                                  45,080                  4,759

Southwest Airlines Co.                                 243,425                 5,158

US Airways Group, Inc. (a)                             57,900                  3,275

                                                                               21,375

RAILROADS - 0.5%

Burlington Northern Santa Fe Corp.                     313,329                 9,674

CSX Corp.                                              140,272                 5,506

Norfolk Southern Corp.                                 266,820                 8,788

Union Pacific Corp.                                    160,840                 7,660

                                                                               31,628

TRUCKING & FREIGHT - 0.1%

FDX Corp. (a)                                          100,380                 5,276

Laidlaw, Inc.                                          195,800                 1,821

                                                                               7,097

TOTAL TRANSPORTATION                                                           60,100

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

UTILITIES - 10.9%

CELLULAR - 0.4%

AirTouch Communications, Inc. (a)                      373,230                $ 20,901

Nextel Communications, Inc. Class A                    189,200                 3,429

                                                                               24,330

ELECTRIC UTILITY - 2.6%

AES Corp. (a)                                          117,600                 4,814

Ameren Corp.                                           84,500                  3,375

American Electric Power Co., Inc.                      139,600                 6,832

Baltimore Gas & Electric Co.                           86,150                  2,703

Carolina Power & Light Co.                             83,000                  3,808

Central & South West Corp.                             155,180                 4,316

CINergy Corp.                                          89,517                  3,088

Consolidated Edison, Inc.                              155,700                 7,804

Dominion Resources, Inc.                               125,310                 5,788

DTE Energy Co.                                         96,000                  4,092

Duke Energy Corp.                                      249,350                 16,130

Edison International                                   259,400                 6,842

Entergy Corp.                                          180,000                 5,175

FirstEnergy Corp.                                      143,900                 4,317

FPL Group, Inc.                                        123,900                 7,751

GPU, Inc.                                              81,300                  3,506

Houston Industries, Inc.                               180,425                 5,604

New Century Energies, Inc.                             33,200                  1,604

Niagara Mohawk Power Corp. (a)                         77,300                  1,131

Northern States Power Co.                              68,320                  1,845

PacifiCorp                                             191,700                 3,654

PECO Energy Co.                                        147,500                 5,706

PG&E Corp.                                             261,200                 7,950

PP&L Resources, Inc.                                   77,120                  2,092

Public Service Enterprise Group, Inc.                  174,900                 6,646

Southern Co.                                           484,800                 13,665

Texas Utilities Co.                                    205,138                 8,975

Unicom Corp.                                           156,300                 5,891

                                                                               155,104

GAS - 0.6%

Columbia Gas System, Inc.                              53,280                  3,084

Consolidated Natural Gas Co.                           65,090                  3,438

Eastern Enterprises Co.                                24,100                  990

Enron Corp.                                            222,040                 11,713

COMMON STOCKS - CONTINUED

                                                      SHARES                  VALUE (NOTE 1)
                                                                              (000S)

UTILITIES - CONTINUED

GAS - CONTINUED

NICOR, Inc.                                            30,440                 $ 1,290

ONEOK, Inc.                                            20,624                  706

Peoples Energy Corp.                                   22,700                  837

Sempra Energy                                          149,126                 3,877

Sonat, Inc.                                            70,560                  2,139

Williams Companies, Inc.                               272,200                 7,468

                                                                               35,542

TELEPHONE SERVICES - 7.3%

ALLTEL Corp.                                           177,300                 8,300

Ameritech Corp.                                        739,000                 39,860

AT&T Corp.                                             1,188,562               73,988

Bell Atlantic Corp.                                    1,040,546               55,279

BellSouth Corp.                                        642,840                 51,307

Frontier Corp.                                         109,800                 3,301

GTE Corp.                                              642,980                 37,735

MCI Worldcom, Inc. (a)                                 1,179,219               65,152

SBC Communications, Inc.                               1,285,012               59,512

Sprint Corp.                                           224,690                 17,245

U.S. WEST, Inc.                                        346,796                 19,897

                                                                               431,576

TOTAL UTILITIES                                                                646,552

TOTAL COMMON STOCKS                                                5,843,457
(Cost $4,403,718)



U.S. TREASURY OBLIGATIONS - 1.7%

                                                         PRINCIPAL
                                                         AMOUNT (000S)

U.S. Treasury Bills, yield at date of purchase           $ 101,687                    101,026
3.06 to 4.95% 11/12/98 to 1/14/99 (b)
(Cost $101,011)

TOTAL INVESTMENT IN SECURITIES - 100%                                   $ 5,944,483
(Cost $4,504,729)



FUTURES CONTRACTS

                                   EXPIRATION        UNDERLYING FACE       UNREALIZED
                                   DATE              AMOUNT AT VALUE       GAIN/LOSS
                                                     (000S)                (000S)

PURCHASED

317 S&P 500 Stock Index Contracts  Dec. 1998         $ 87,587              $ 8,018


THE FACE VALUE OF FUTURES PURCHASED AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.5%
LEGEND
(a) Non-income producing
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,345,000.
INCOME TAX INFORMATION
At October 31, 1998, the aggregate cost of investment securities for income tax purposes was $4,504,872,000. Net unrealized appreciation aggregated $1,439,611,000, of which $1,654,781,000 related to appreciated investment securities and $215,170,000 related to depreciated investment securities.

FINANCIAL STATEMENTS



STATEMENT OF ASSETS AND LIABILITIES
AMOUNTS IN THOUSANDS (EXCEPT PER-SHARE AMOUNT)                        OCTOBER 31, 1998 (UNAUDITED)

ASSETS

INVESTMENT IN SECURITIES, AT VALUE (COST $4,504,729) -                                 $ 5,944,483
SEE ACCOMPANYING SCHEDULE

CASH                                                                                    227

RECEIVABLE FOR INVESTMENTS SOLD                                                         1,015

RECEIVABLE FOR FUND SHARES SOLD                                                         14,331

DIVIDENDS RECEIVABLE                                                                    6,057

INTEREST RECEIVABLE                                                                     11

REDEMPTION FEES RECEIVABLE                                                              3

RECEIVABLE FOR DAILY VARIATION ON FUTURES CONTRACTS                                     649

INVESTMENT OF CASH COLLATERAL RECEIVED FOR SECURITIES LOANED                            76,123

 TOTAL ASSETS                                                                           6,042,899

LIABILITIES

PAYABLE FOR INVESTMENTS PURCHASED                                            $ 24,536

PAYABLE FOR FUND SHARES REDEEMED                                              7,593

ACCRUED MANAGEMENT FEE                                                        191

OTHER PAYABLES AND ACCRUED EXPENSES                                           959

COLLATERAL ON SECURITIES LOANED, AT VALUE                                     76,123

 TOTAL LIABILITIES                                                                      109,402

NET ASSETS                                                                             $ 5,933,497

NET ASSETS CONSIST OF:

PAID IN CAPITAL                                                                        $ 4,488,052

UNDISTRIBUTED NET INVESTMENT INCOME                                                     40,129

ACCUMULATED UNDISTRIBUTED NET REALIZED GAIN (LOSS) ON                                   (42,456)
INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS

NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS                               1,447,772
AND ASSETS AND LIABILITIES IN FOREIGN CURRENCIES

NET ASSETS, FOR 77,677 SHARES OUTSTANDING                                              $ 5,933,497

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE                                    $76.39
PER SHARE ($5,933,497 (DIVIDED BY) 77,677 SHARES)



STATEMENT OF OPERATIONS
AMOUNTS IN THOUSANDS                       SIX MONTHS ENDED OCTOBER 31, 1998 (UNAUDITED)

INVESTMENT INCOME                                                               $ 41,739
DIVIDENDS

INTEREST (INCLUDING INCOME ON SECURITIES LOANED OF $42)                          3,794

 TOTAL INCOME                                                                    45,533

EXPENSES

MANAGEMENT FEE AND SUB-ADVISORY FEE                                  $ 6,878

TRANSFER AGENT FEES                                                   3,781

ACCOUNTING FEES                                                       409

NON-INTERESTED TRUSTEES' COMPENSATION                                 9

REGISTRATION FEES                                                     306

AUDIT                                                                 17

LEGAL                                                                 11

INTEREST                                                              1

MISCELLANEOUS                                                         11

 TOTAL EXPENSES BEFORE REDUCTIONS                                     11,423

 EXPENSE REDUCTIONS                                                   (6,015)    5,408

NET INVESTMENT INCOME                                                            40,125

REALIZED AND UNREALIZED GAIN (LOSS)
NET REALIZED GAIN (LOSS) ON:

 INVESTMENT SECURITIES                                                (22,400)

 FUTURES CONTRACTS                                                    (15,738)   (38,138)

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON:

 INVESTMENT SECURITIES                                                (43,508)

 FUTURES CONTRACTS                                                    4,011      (39,497)

NET GAIN (LOSS)                                                                  (77,635)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                                 $ (37,510)
FROM OPERATIONS



STATEMENT OF CHANGES IN NET ASSETS
AMOUNTS IN THOUSANDS                                     SIX MONTHS ENDED   YEAR ENDED
                                                         OCTOBER 31, 1998   APRIL 30,
                                                         (UNAUDITED)        1998

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS                                               $ 40,125           $ 60,196
NET INVESTMENT INCOME

 NET REALIZED GAIN (LOSS)                                 (38,138)           156,237

 CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION)     (39,497)           1,021,025

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          (37,510)           1,237,458
FROM OPERATIONS

DISTRIBUTIONS TO SHAREHOLDERS                             (24,011)           (37,882)
FROM NET INVESTMENT INCOME

 FROM NET REALIZED GAIN                                   (118,647)          (64,969)

 TOTAL DISTRIBUTIONS                                      (142,658)          (102,851)

SHARE TRANSACTIONS                                        1,387,589          2,842,673
NET PROCEEDS FROM SALES OF SHARES

 REINVESTMENT OF DISTRIBUTIONS                            140,009            100,426

 COST OF SHARES REDEEMED                                  (851,297)          (941,968)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING          676,301            2,001,131
FROM SHARE TRANSACTIONS

REDEMPTION FEES                                           630                876

  TOTAL INCREASE (DECREASE) IN NET ASSETS                 496,763            3,136,614

NET ASSETS

 BEGINNING OF PERIOD                                      5,436,734          2,300,120

 END OF PERIOD (INCLUDING UNDISTRIBUTED NET INVESTMENT   $ 5,933,497        $ 5,436,734
INCOME OF $40,129 AND $26,003, RESPECTIVELY)

OTHER INFORMATION
SHARES

 SOLD                                                     18,445             41,491

 ISSUED IN REINVESTMENT OF DISTRIBUTIONS                  1,818              1,554

 REDEEMED                                                 (11,629)           (13,784)

 NET INCREASE (DECREASE)                                  8,634              29,261





FINANCIAL HIGHLIGHTS
                             SIX MONTHS ENDED           YEARS ENDED APRIL 30,
                             OCTOBER 31, 1998

                             (UNAUDITED)        1998     1997     1996     1995     1994

SELECTED PER-SHARE DATA
NET ASSET VALUE,              $ 78.74           $ 57.82  $ 48.22  $ 38.32  $ 33.49  $ 32.84
BEGINNING OF PERIOD

INCOME FROM INVESTMENT
OPERATIONS

 NET INVESTMENT                .54 D             1.11 D   .95 D    .92      .85      .81
 INCOME

 NET REALIZED                  (.88)             21.92    10.58    10.32    4.77     .81
 AND UNREALIZED
 GAIN (LOSS)

 TOTAL FROM INVESTMENT         (.34)             23.03    11.53    11.24    5.62     1.62
 OPERATIONS

LESS DISTRIBUTIONS

 FROM NET INVESTMENT           (.34)             (.75)    (.90)    (.99)    (.80)    (.80)
 INCOME

 FROM NET                      (1.68)            (1.38)   (1.05)   (.37)    -        (.17)
 REALIZED GAIN

 IN EXCESS OF NET              -                 -        -        -        -        (.01)
 REALIZED GAIN

 TOTAL DISTRIBUTIONS           (2.02)            (2.13)   (1.95)   (1.36)   (.80)    (.98)

REDEMPTION FEES                .01               .02      .02      .02      .01      .01
ADDED TO PAID IN
CAPITAL

NET ASSET VALUE, END          $ 76.39          $ 78.74  $ 57.82  $ 48.22  $ 38.32  $ 33.49
OF PERIOD

TOTAL RETURN B, C              (.44)%            40.74%   24.58%   29.83%   17.08%   4.95%

RATIOS AND SUPPLEMENTAL DATA

NET ASSETS, END OF            $ 5,933          $ 5,437  $ 2,300  $ 1,011  $ 391    $ 283
PERIOD (IN MILLIONS)

RATIO OF EXPENSES TO           .19% A, E        .19% E   .44% E   .45%     .45%     .45%
AVERAGE NET ASSETS

RATIO OF NET INVESTMENT        1.40% A          1.61%    1.82%    2.11%    2.49%    2.38%
INCOME TO AVERAGE
NET ASSETS

PORTFOLIO TURNOVER RATE        5% A             6%       6%       5%       2%       3%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. C THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).
D NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 7 OF NOTES TO FINANCIAL STATEMENTS).

NOTES TO FINANCIAL STATEMENTS
For the period ended October 31, 1998 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan Market Index Fund (the fund) is a fund of Fidelity Commonwealth Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade date and settlement on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue
1. SIGNIFICANT ACCOUNTING POLICIES - CONTINUED
INVESTMENT INCOME - CONTINUED
discount, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, futures transactions, market discount and losses deferred due to wash sales. The fund also utilized earnings and profits distributed to shareholders on redemption of shares as a part of the dividends paid deduction for income tax purposes.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
SHORT-TERM TRADING (REDEMPTION) FEES. Shares held in the fund less than 90 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.
FUTURES CONTRACTS. The fund may use futures contracts to manage its exposure to the stock market and to fluctuations in currency values. Buying futures tends to increase the fund's exposure to the underlying instrument, while selling futures tends to decrease the fund's exposure to the underlying instrument or hedge other fund investments. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities. The underlying face amount at value of any open futures contracts at period end is shown in the schedule of investments under the caption "Futures Contracts." This amount
2. OPERATING POLICIES - CONTINUED
FUTURES CONTRACTS - CONTINUED
reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments or if the counterparties do not perform under the contracts' terms. Gains (losses) are realized upon the expiration or closing of the futures contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
3. PURCHASES AND SALES OF INVESTMENTS.
Purchases and sales of securities, other than short-term securities, aggregated $887,782,000 and $139,660,000, respectively.
The market value of futures contracts opened and closed during the period amounted to $1,030,124,000 and $1,203,335,000, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, Fidelity Management & Research Company (FMR) receives a fee that is computed daily at an annual rate of 0.24% of the fund's average net assets.
SUB-ADVISER FEE. FMR and the fund have entered into a sub-advisory agreement with Bankers Trust Company (Bankers Trust). Bankers Trust receives a sub-advisory fee for providing investment management, securities lending and custodial services to the fund. For these services, FMR pays Bankers Trust fees at an annual rate of 0.006% of the fund's average net assets. In addition, the fund pays Bankers Trust fees equal to 40% of net income from the fund's securities lending program. For the period, the fund paid Bankers Trust $17,000. This fee is included in the caption "Management fee and sub-advisory fee" on the Statement of Operations.
TRANSFER AGENT FEES. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets. ACCOUNTING FEES. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
BROKERAGE COMMISSIONS. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Bankers Trust. The commissions paid to these affiliated firms were $9,000 for the period.
5. SECURITY LENDING.
The fund loaned securities to certain brokers who paid the fund negotiated lenders' fees. These fees are included in interest income. The fund receives U.S.
5. SECURITY LENDING - CONTINUED
Treasury obligations and/or cash as collateral against the loaned securities, in an amount at least equal to 102% of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. At period end, the value of securities loaned amounted to $81,962,000 and the value of collateral amounted to $84,003,000, of which $76,123,000 represented cash collateral. The cash collateral was invested in the Bankers Trust Institutional Daily Asset fund.
6. BANK BORROWINGS.
The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. Under the most restrictive arrangement, the fund must pledge to the bank securities having a market value in excess of 220% of the total bank borrowings. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The maximum loan and the average daily loan balance during the period for which the loan was outstanding amounted to $6,356,000. The weighted average interest rate was 5.8%.
7. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the fund's operating expenses (excluding interest, taxes, brokerage commissions, extraordinary expenses and sub-advisory fees paid by the fund associated with securities lending) above an annual rate of .19% of average net assets. For the period, the reimbursement reduced expenses by $5,974,000.
In addition, the fund, or FMR on behalf of the fund, has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's expenses. During the period, fees were reduced by $14,000 and $27,000 by the transfer agent and custodian, respectively, under these arrangements.

MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.
BY PHONE
Fidelity TouchTone Xpress(registered trademark) provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
1 For mutual fund and brokerage trading.

2 For quotes.*

3 For account balances and holdings.

4 To review orders and mutual
fund activity.

5 To change your PIN.

*0 To speak to a Fidelity representative.


BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.
(COMPUTER_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 and we'll send you an America Online CD or disk with up to 50 free hours of Web access.
(COMPUTER_GRAPHIC)
FIDELITY ON-LINE XPRESS+(registered trademark)
Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL VARY AND,
EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT YOU MAY HAVE A GAIN
OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO ASSURANCE THAT MONEY MARKET FUNDS WILL BE ABLE TO
MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR
GUARANTEED BY THE U.S. GOVERNMENT. TOTAL RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE,
REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS, AND THE EFFECTS OF ANY
SALES CHARGES.

TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
2300 Litton Lane - KH1A
Hebron, KY 41048
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500
INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
INVESTMENT SUB-ADVISERS
Bankers Trust Company
New York, New York
OFFICERS
Edward C. Johnson 3d, President
Robert C. Pozen, Senior Vice President
Robert A. Lawrence, Vice President
Eric D. Roiter, Secretary
Richard A. Silver, Treasurer
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
Ralph F. Cox *
Phyllis Burke Davis *
Robert M. Gates *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Marvin L. Mann *
William O. McCoy *
Gerald C. McDonough *
Robert C. Pozen
Thomas R. Williams *
ADVISORY BOARD
J. Gary Burkhead
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Company, Inc.
Boston, MA
* INDEPENDENT TRUSTEES

SMI-SANN-1298  66945
1.538467.101

CUSTODIAN
Bankers Trust Company
New York, New York
FIDELITY'S INDEX FUNDS
Spartan Extended Market Index Fund
Spartan International Index Fund
Spartan Market Index Fund
Spartan Total Market Index Fund
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Exchanges/Redemptions 1-800-544-7777
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774
 (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
 for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
(registered trademark)
TouchTone Xpress (registered trademark)   1-800-544-5555
 AUTOMATED LINE FOR QUICKEST SERVICE

(FIDELITY_LOGO_GRAPHIC)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com